As  filed  with the Securities and  Exchange Commission on September 30, 2002.

                                                   1933 Act File No. 2-91069
                                                   1940 Act File No. 811-4019

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                                                                   --
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 32
                                                      --


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                       --
                                Amendment No. 33
                                              --

                              USAA INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                 9800 FREDERICKSBURG ROAD, SAN ANTONIO, TX 78288
             -------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0600
                                                           --------------

                            Mark S. Howard, Secretary
                              USAA INVESTMENT TRUST
                            9800 Fredericksburg Road
                           SAN ANTONIO, TX 78288-0227
                     --------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485

___  immediately  upon filing pursuant to paragraph (b)
_X_ on (October 1, 2002) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph  (a)(1)
___ on (date) pursuant to paragraph  (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

___ This  post-effective  amendment  designates  a   new  effective  date  for a
previously filed post-effective amendment.


                        Exhibit Index on Pages 442 - 444
                                                                  Page 1 of 449

                                     Part A


                              Prospectuses for the


               Balanced Strategy Fund, Cornerstone Strategy Fund,
              Growth and Tax Strategy Fund, Emerging Markets Fund,
             International Fund, Precious Metals and Minerals Fund,
                         World Growth Fund, GNMA Trust,
                        and Treasury Money Market Trust

                               are included herein

                                     Part A


                               Prospectus for the

                             Balanced Strategy Fund

                               is included herein

                                                                      PROSPECTUS
                                                                 OCTOBER 1, 2002

                          USAA BALANCED STRATEGY FUND

     As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    8

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     16

     USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM                   20

     HOW TO INVEST                                                       21

     HOW TO REDEEM                                                       25

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           27

     EXCHANGES                                                           28

     SHAREHOLDER INFORMATION                                             29

     FINANCIAL HIGHLIGHTS                                                33

     APPENDIX A                                                          35

     ADDITIONAL FUND INFORMATION                                         44

USAA Balanced Strategy Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income. Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

              We are the Fund's investment adviser. We have retained Wellington Management Company, LLP (Wellington Management) to serve as subadviser for the Fund's stocks investment category.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk, credit risk, interest rate risk, and management risk.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.

                |_|CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.

                |_|INTEREST  RATE RISK involves the  possibility  that the value of the Fund's investments will fluctuate because of changes in interest rates.

                                                                  3 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

                   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                |_|MANAGEMENT RISK involves the possibility that the  investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

              Another risk of the Fund described later in the prospectus is rebalancing risk. As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

USAA Balanced Strategy Fund - 4

--------------------------------------------------------------------------------

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

               CALENDAR YEAR    TOTAL RETURN
                    1996*         13.45%
                    1997          19.05%
                    1998           8.69%
                    1999          18.90%
                    2000          -4.50%
                    2001          10.96%


                   * FUND BEGAN OPERATIONS ON SEPTEMBER 1, 1995.



                            6-MONTH YTD TOTAL RETURN
                                -6.42% (6/30/02)


               BEST QUARTER**                    WORST QUARTER**
            15.58% 4Th QTR. 1998                -11.56% 3rd QTR. 1998

             ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.



                                                                  5 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------


              The following table shows how the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.


              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.


              This may be particularly true for the period prior to June 28, 2002, which is the date on which Wellington Management assumed day-to-day management of the stocks portion of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets.


USAA Balanced Strategy Fund - 6

--------------------------------------------------------------------------------


================================================================================
                         AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                      SINCE
                                           PAST         PAST        INCEPTION
BALANCED STRATEGY FUND                    1 YEAR       5 YEARS        9/1/95
--------------------------------------------------------------------------------
 Return Before Taxes                      10.96%       10.27%         10.76%
 Return After Taxes on Distributions       8.75%        8.62%          9.18%
 Return After Taxes on Distributions
  and Sale of Fund Shares                  7.36%        7.78%          8.25%
.................................................................................
 Russell 3000 Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)         -11.46%       10.14%         12.91%+
.................................................................................
 S&P 500 Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)         -11.88%       10.70%         13.73%+
.................................................................................
 Lehman Brothers
   Aggregate Bond Index* (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES, OR
   TAXES)                                  8.44%        7.43%          7.28%+
.................................................................................
 Lipper Balanced Funds
  Index** (REFLECTS NO DEDUCTION
  FOR TAXES)                              -3.24%      8.37%          9.80%+


   * THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX MADE UP OF THE GOVERNMENT/CREDIT INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX. THE RUSSELL 3000 INDEX REPLACES THE S&P 500 INDEX AS ONE OF THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDICES, BECAUSE THE RUSSELL 3000 INDEX IS AN INDEX OF MULTI-CAP GROWTH AND VALUE STOCKS, AND THUS PROVIDES A MORE APPROPRIATE COMPARISON FOR THE STOCK PORTION OF THE FUND, WHICH FOCUSES ON MULTI-CAP (SMALL-, MID-, AND LARGE-CAP) GROWTH AND VALUE STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

  ** LIPPER BALANCED FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY, THE STOCK/BOND RATIO RANGES AROUND 60%/40%.

   + THE PERFORMANCE OF THE S&P 500 INDEX, RUSSELL 3000 INDEX, LEHMAN BROTHERS AGGREGATE BOND INDEX, AND LIPPER BALANCED FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF AUGUST 31, 1995, WHILE THE FUND'S INCEPTION DATE IS SEPTEMBER 1, 1995. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.
================================================================================

                                                                  7 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------


              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund, through our usaa.com Internet web site once you have established Internet access. See page 23 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    47

               [ARROW]  TICKER SYMBOL                  USBSX

               [ARROW]  NEWSPAPER SYMBOL               BalStra
               ------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and

USAA Balanced Strategy Fund - 8

--------------------------------------------------------------------------------


              request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses before waivers during the past fiscal year ended May 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets
              (ANA).

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES             (12b-1)          EXPENSES             EXPENSES
-------------------------------------------------------------------------------

        .75%              None             .61%                 1.36%*,**

    * THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT. FOR FISCAL YEAR ENDED MAY 31, 2002, THIS FEE OFFSET ARRANGEMENT DID NOT AFFECT THE TOTAL EXPENSES OF THE FUND.

    ** WE HAVE  VOLUNTARILY  AGREED TO LIMIT THE FUND'S TOTAL  ANNUAL  OPERATING
       EXPENSES TO 1.00% OF ITS ANA, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME.


                                REIMBURSEMENT
                                  FROM USAA             ACTUAL FUND
           TOTAL ANNUAL          INVESTMENT         OPERATING EXPENSES
          FUND OPERATING         MANAGEMENT                AFTER
             EXPENSES              COMPANY             REIMBURSEMENT
  --------------------------------------------------------------------------
               1.36%                .36%                   1.00%

 ------------------------------------------------------------------------------
    [ARROW]   12b-1 FEES   SOME  MUTUAL  FUNDS CHARGE  THESE  FEES  TO  PAY  FOR
              ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of those periods shown.

--------------------------------------------------------------------------------
            1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
             $138             $431            $745            $1,635

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

                                                  PERCENTAGE TARGET RANGE
                                                       OF NET ASSETS

          INVESTMENT CATEGORY                            [PIE CHART]


          STOCKS                                             50 - 70%
          BONDS                                              30 - 50%
          MONEY MARKET INSTRUMENTS                            0 - 10%


USAA Balanced Strategy Fund - 10

--------------------------------------------------------------------------------

              The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges upon 60 days' prior written notice to shareholders. However, we may go outside the ranges on a temporary defensive basis without shareholder notification whenever we believe it is in the best interest of the Fund and its shareholders.

      [ARROW] WHY ARE STOCKS AND BONDS MIXED IN THE SAME FUND?

              From time to time the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

      [ARROW] WHY WERE THESE INVESTMENT CATEGORIES AND TARGET RANGES SELECTED?

              The investment categories and target ranges were selected to provide investors with a diversified investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. Stocks provide the potential for long-term capital growth while bonds provide a high current income. Money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

              However, as a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund's assets may be invested in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

      [ARROW] WHAT  ACTIONS  ARE TAKEN  TO  KEEP THE  FUND'S  ASSET  ALLOCATIONS
              WITHIN THE TARGET RANGES?

              If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will

                                                                 11 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

              rebalance the portfolio at least once during each quarter. In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 65% in stocks, 30% in bonds, and 5% in money market instruments. During the quarter, due to market returns, the Fund's portfolio could hold 75% in stocks, 20% in bonds, and 5% in money market instruments. In this case, we would sell stocks and use the proceeds to buy bonds to bring the stocks and bonds back to within their target ranges.

              REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

              STOCKS
              ------------------------------------------------------------------

      [ARROW] WHAT TYPES OF STOCKS ARE INCLUDED IN THE FUND'S PORTFOLIO?

              Wellington Management will invest this portion of the Fund's portfolio significantly in domestic common stocks. To a much lesser extent, the portfolio may include some foreign stocks and real estate investment trusts (REITs).

              STOCK MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in

USAA Balanced Strategy Fund - 12

--------------------------------------------------------------------------------


              long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL STOCKS MADE?

              Wellington Management will consider purchasing stocks that exhibit the following characteristics:

               |_|  Superior market positions

               |_| Positive financial momentum accompanied by strong fundamentals

               |_|  Sustainable revenue and earnings growth

               |_|  High-quality management team

               |_|  Attractive valuation

              Each company held by the Fund is continually monitored to ensure its fundamental attractiveness. Stocks will be considered for sale from the portfolio when they exhibit a decreasing trend in earnings growth, when the downside risk equals the upside potential, or when the stock reaches our target valuation.


              BONDS AND MONEY MARKET INSTRUMENTS
              ------------------------------------------------------------------

      [ARROW] WHAT TYPES OF BONDS ARE INCLUDED IN THE FUND'S PORTFOLIO?

              Bonds must be investment grade at the time of purchase and may include any of the following:

                |_| obligations  of   the  U.S.  government, its   agencies  and
                    instrumentalities

                |_| mortgage-backed securities

                |_| asset-backed securities

                |_| corporate debt securities, such as notes and bonds

                |_| debt securities of real estate investment trusts

                |_| obligations  of  state  and  local  governments  and  their agencies and instrumentalities


                                                                 13 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------


                |_| Eurodollar obligations

                |_| Yankee obligations and

                |_| other debt securities

              For a further description of these securities, see APPENDIX A on page 35.

              INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

      [ARROW] WHAT ARE CONSIDERED INVESTMENT-GRADE SECURITIES?

              Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated within the categories listed by the following rating agencies:


================================================================================
                                 LONG-TERM               SHORT-TERM
       RATING AGENCY          DEBT SECURITIES         DEBT SECURITIES
--------------------------------------------------------------------------------
     Moody's Investors                               At least Prime-3
      Services                 At least Baa 3        or MIG 4/VMIG 4

     Standard & Poor's                               At least A-3
      Ratings Group            At least BBB -        or SP-2

     Fitch Ratings             At least BBB -        At least F-3
================================================================================

              If unrated by these agencies, we must determine that the securities are of equivalent investment quality. You will find a complete description of the above debt ratings in the Fund's statement of additional information.


USAA Balanced Strategy Fund - 14

--------------------------------------------------------------------------------


              CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

      [ARROW] WHAT  HAPPENS  IF  THE  RATING OF  A SECURITY IS DOWNGRADED  BELOW
              INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Trustees.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL BONDS MADE?

              We buy bonds that represent value in current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement security is available.

                                                                 15 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

      [ARROW] WHAT TYPES OF MONEY MARKET INSTRUMENTS ARE INCLUDED  IN THE FUND'S
              PORTFOLIO?

              The money market instruments included in the Fund's portfolio are investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include any of the following:

                |_| obligations of the U.S. government, its agencies and
                    instrumentalities

                |_| repurchase agreements collateralized by the same

                |_| commercial paper or other short-term corporate obligations

                |_| certificates of deposit

                |_| bankers' acceptances

                |_| money markets funds

                |_| short-term investment funds and

                |_| other suitable obligations


              For additional information about other securities in which the Fund's assets may be invested, see APPENDIX A on page 35.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

     --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $41 BILLION AS OF AUGUST 31, 2002.
      --------------------------------------------------------------------------

USAA Balanced Strategy Fund - 16

--------------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Trustees. As part of our management, our investment strategy committee determines the percentages of the Fund's assets to be allocated among the investment categories.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of portions of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval. We also are responsible for the day-to-day investment management of the portion of the Fund that invests in fixed income investments.

              For our services, the Fund pays us an annual fee. The fee is computed at three-fourths of one percent (.75%) of average net assets. The fee we received for the fiscal year ended May 31, 2002, after we made reimbursement to the Fund, was equal to .42% of average net assets.


              The investment management fee for the Balanced Strategy Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the

                                                                 17 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------


              performance period each month thereafter until the performance period consists of the current month plus the previous 35 months.


     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LIPPER BALANCED FUNDS INDEX
     ---------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:


  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------

             +/- 100 to 400                                +/- 4
            +/- 401 to 700                                 +/- 5
         +/- 7 01 and greater                              +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.


              PORTFOLIO MANAGERS

              STOCKS

              We have entered into an investment subadvisory agreement with Wellington Management, under which Wellington Management provides day-to-day discretionary management of the Fund's stocks investment category in accordance with the Fund's

USAA Balanced Strategy Fund - 18

--------------------------------------------------------------------------------

              investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board of Trustess and IMCO.

              Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm, which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of March 31, 2002, Wellington Management had investment management authority with respect to approximately $302 billion in assets.

              Wellington Management is compensated by IMCO out of the management fee IMCO receives from the Fund.

              Matthew E. Megargel, CFA and senior vice president, joined Wellington Management in 1983 as a Global Industry Analyst. He began managing diversified client portfolios in 1990. Mr. Megargel received his BA in Economics from the University of North Carolina
              - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

              BONDS


              Margaret Weinblatt, Ph.D., CFA, vice president of Fixed Income Mutual Fund Portfolios, has managed the Bonds investment category since May 2002. She has 22 years of investment management experience and has worked for us for two years. Prior to joining us, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and a BA from Radcliffe College.


                                                                 19 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Funds Board of Trustees, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.

USING MUTUAL FUNDS IN AN ASSET ALLOCATION  PROGRAM

              THE IDEA BEHIND ASSET ALLOCATION

              If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

              Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

              Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market

USAA Balanced Strategy Fund - 20

--------------------------------------------------------------------------------

              instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.

              Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

              USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM


              Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads or commissions, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio of USAA mutual funds.



HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE

                                                                 21 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------


              SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

USAA Balanced Strategy Fund - 22

--------------------------------------------------------------------------------

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA)  accounts  and  $250  for  IRAs]  or  no  initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                |_|To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX  78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                                                                 23 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288


              BANK WIRE


                |_|To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA Balanced Strategy Fund
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ___________________
                           Shareholder(s) Mutual Fund Account  No.______

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.


              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-

USAA Balanced Strategy Fund - 24

--------------------------------------------------------------------------------
tone
                   phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART

                                                                 25 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

              OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_|Access usaa.com.

                |_|Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio,  TX 78288
                           (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)


                |_|Send a signed fax to  1-800-292-8177,  or send a telegram  to
                   USAA Shareholder Account Services.


                |_|Call toll free  1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_|Call toll free  1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirma-

USAA Balanced Strategy Fund - 26

--------------------------------------------------------------------------------

              tions of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_|Call toll free  1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.


IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).


              FUND RIGHTS

              The Fund reserves the right to:

                |_| reject purchase or exchange orders when in the best interest of the Fund

                |_| limit or  discontinue  the  offering of  shares  of the Fund without notice to the shareholders

                |_| calculate the NAV per share on a business  day that the NYSE is closed

                |_| require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question

                                                                 27 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

                    (the   statement   of   additional   information    contains
                    information on acceptable guarantors)

                |_| redeem  an  account  with  less   than  $900,  with  certain
                    limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 26.

USAA Balanced Strategy Fund  - 28

--------------------------------------------------------------------------------
              EXCHANGE LIMITATIONS, EXCESSIVE TRADING


              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.



SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

                                                                 29 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------


              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.


              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Trustees.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends quarterly. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

USAA Balanced Strategy Fund - 30

--------------------------------------------------------------------------------

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

      --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

                                                                 31 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_| underreports dividend or interest income or

                |_| fails to certify that he  or  she is  not subject  to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

USAA Balanced Strategy Fund - 32

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                33 - Prospectus

USAA BALANCED STRATEGY FUND
--------------------------------------------------------------------------------

                                       Year Ended May 31,
                       ---------------------------------------------------------
                          2002       2001       2000       1999       1998
                       ---------------------------------------------------------
Net asset value at
 beginning of period   $   15.25   $   15.26  $   14.02  $   13.46  $   12.11
                       --------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income       .35a,c      .33        .27        .25        .35
 Net realized and
  unrealized gain (loss)    (.40)c       .77       1.22        .74       1.64
                       ---------------------------------------------------------
Total from investment
 operations                 (.05)       1.10       1.49        .99       1.99
                       ---------------------------------------------------------
Less distributions:
 From net investment
  income                    (.34)       (.32)      (.25)      (.27)      (.35)
 From capital gains         (.66)       (.79)        _        (.16)      (.29)
                       ---------------------------------------------------------
Total distributions         (1.00)     (1.11)      (.25)      (.43)      (.64)
                       ---------------------------------------------------------
Net asset value at
 end of period         $   14.20   $   15.25  $   15.26  $   14.02  $   13.46
                       =========================================================
Total return (%)*           (.06)       7.37      10.65       7.63      16.82

Net assets at end of
 period (000)          $ 327,563   $ 184,977  $ 148,153  $  95,755  $  70,046

Ratio of expenses to
 average net assets (%)     1.02b,d     1.23       1.25       1.25       1.25

Ratio of expenses
 to average net
 assets, excluding
 reimbursements (%)         1.35b        N/A       1.26       1.31       1.31

Ratio of net investment
 income to average net
 assets (%)                 2.41c       2.30       1.92       1.88       2.85

Portfolio turnover (%)     42.34       80.60      87.11      63.39      22.18


 * Assumes reinvestment of all dividend income and capital gain distributions during the period.

(a) Calculated using average shares.

(b) Reflects total expenses prior to any custodian fee offset arrangement.

(c) The adoption of the change in amortization method had no effect on these amounts.

(d) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.00% of the Fund's average annual net assets. Prior to this date, the voluntary expense ratio limit was 1.25% of the Fund's average annual net assets. The Manager can modify or terminate this arrangement at any time.


USAA Balanced Strategy Fund - 34

                                   APPENDIX A
--------------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE BALANCED STRATEGY FUND MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              EURODOLLAR AND YANKEE OBLIGATIONS

              A portion of the Fund's assets may be invested in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.


              FUTURES

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.


              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

                                                                 35 - Prospectus

              MASTER DEMAND NOTES

              The Fund's assets may be invested in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Trustees or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

USAA Balanced Strategy Fund - 36

              MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

              The Fund's assets may be invested in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

              Mortgage-backed securities also include collateralized mortgage obligations (CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

                                                                 37 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

              The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

              MUNICIPAL LEASE OBLIGATIONS

              The Fund's assets may be invested in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              PUT BONDS

              The Fund's assets may be invested in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

USAA Balanced Strategy Fund - 38

              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

              TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

              The Fund's assets may be invested in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

              VARIABLE RATE SECURITIES

              The Fund's assets may be invested in securities that bear interest

                |_|These interest rate  adjustments can both raise and lower the income generated by such securities.  These changes will

                                                                 39 - Prospectus
                   have the same effect on the income earned by the Fund depending on the proportion of such securities held.

                |_|Because the interest  rates of variable rate  securities  are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

                |_|The market value of a variable  rate  security  usually tends toward par (100% of face value) at interest rate adjustment time.


              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued and delayed delivery basis.

                |_|Delivery  and  payment  take  place  after  the  date  of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

                |_|The Fund  does  not earn  interest  on the  securities  until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                |_| Such securities can be sold before settlement date.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts or securities.


              ADDITIONAL INFORMATION ABOUT THE FUNDS INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA Balanced Strategy Fund - 40

                                      NOTES

                                                                 41 - Prospectus

                                     NOTES
USAA Balanced Strategy Fund - 42

                                     NOTES

                                                                 43 - Prospectus

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Balanced Strategy Fund - 44

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-4019                              Recycled
                                                                           Paper

                                     Part A


                               Prospectus for the

                            Cornerstone Strategy Fund

                               is included herein

                                                                     PROSPECTUS
                                                                 OCTOBER 1, 2002

                         USAA CORNERSTONE STRATEGY FUND

       As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              5

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    11

     FUND MANAGEMENT                                                     19

     USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM                   25

     HOW TO INVEST                                                       27

     HOW TO REDEEM                                                       31

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           33

     EXCHANGES                                                           34

     SHAREHOLDER INFORMATION                                             35

     FINANCIAL HIGHLIGHTS                                                39

     APPENDIX A                                                          41

     ADDITIONAL FUND INFORMATION                                         52

USAA Cornerstone Strategy Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital. Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and to a much lesser extent in U.S. government securities.

              We are the Fund's investment adviser. We manage the U.S. government securities and precious metals and minerals securities investment categories of the Fund. We have retained Wellington Management Company, LLP (Wellington Management) to serve as subadviser for the U.S. stocks and real estate securities investment categories of the Fund. We also have retained MFS
              Investment Management (MFS) to serve as subadviser for the international stocks investment category of the Fund.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 11 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?


              The primary risks of investing in this Fund are stock market risk, interest rate risk, and management risk, and the unique risks of investing in foreign stocks, real estate investment trusts (REITs), precious metals and minerals.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.
                                                                  3 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------

                |_|INTEREST  RATE RISK involves the  possibility  that the value of the Fund's investments in U.S. government securities will fluctuate because of changes in interest rates.

                   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                |_|MANAGEMENT  RISK  involves  the  possibility  the  investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

                |_|FOREIGN  INVESTING  RISK  involves the  possibility  that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

                |_|REIT  RISK   involves   the   possibility   that  the  Fund's
                   investments in REITs will decrease because of a decline in real estate values.

                |_|PRECIOUS  METALS AND MINERALS RISK involves the risk that the value of the Fund's investments in the securities of precious metals and minerals companies will decrease because of a decrease in the value of precious metals and minerals.

              Another risk of the Fund described later in the prospectus is rebalancing risk. As with other mutual funds, losing money is also a risk of investing in this Fund.


USAA Cornerstone Strategy Fund - 4

--------------------------------------------------------------------------------


              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year for the past ten years.

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

                                                                  5 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------

[BAR CHART]
               CALENDAR YEAR    TOTAL RETURN
                    1992           6.35%
                    1993          23.73%
                    1994          -1.05%
                    1995          18.40%
                    1996          17.87%
                    1997          15.64%
                    1998           2.01%
                    1999           8.13%
                    2000           2.75%
                    2001          -4.72%


                            6-MONTH YTD TOTAL RETURN
                                -2.78% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            10.06% 1ST QTR. 1993                -10.72% 3rd QTR. 1998

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

USAA Cornerstone Strategy Fund - 6

--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and
              (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which Wellington Management assumed day-to-day management of the U.S. stocks and real estate securities investment categories of the Fund and MFS assumed day-to-day management of the international stocks investment category of the Fund. Prior to that date, IMCO was solely responsible for managing the Fund's assets.

                                                                  7 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                       SINCE
                                      PAST       PAST       PAST     INCEPTION
CORNERSTONE STRATEGY FUND            1 YEAR    5 YEARS    10 YEARS    8/15/84
================================================================================

 Return Before Taxes                 -4.72%     4.54%      8.54%       10.37%
 Return After Taxes on Distributions -5.90%     2.52%      6.51%        8.75%
 Return After Taxes on Distributions
   and Sale of Fund Shares           -2.63%     3.07%      6.31%        8.33%
................................................................................
 S&P 500 Index* (REFLECTS NO
   DEDUCTION FOR FEES, EXPENSES,
   OR TAXES)                        -11.88%    10.70%     12.93%       14.81%+
................................................................................

 Lipper Global Flexible Funds
   Index** (REFLECTS NO DEDUCTION
   FOR  TAXES)                      -10.38%     5.74%      7.87%          n/a



    * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

   ** LIPPER GLOBAL FLEXIBLE FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT ALLOCATE THEIR INVESTMENTS ACROSS VARIOUS ASSET CLASSES, INCLUDING BOTH DOMESTIC AND FOREIGN STOCKS, BONDS, AND MONEY MARKET INSTRUMENTS WITH A FOCUS ON TOTAL RETURN. AT LEAST 25% OF EACH PORTFOLIO IS INVESTED IN SECURITIES TRADED OUTSIDE OF THE UNITED STATES, INCLUDING SHARES OF GOLD MINES, GOLD-ORIENTED MINING FINANCE HOUSES, GOLD COINS, OR BULLION.

    + THE PERFORMANCE OF THE S&P 500 INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF JULY 31, 1984, WHILE THE FUND'S INCEPTION DATE IS AUGUST 15, 1984. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.


USAA Cornerstone Strategy Fund - 8

--------------------------------------------------------------------------------

              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, and return information for this Fund, through our usaa.com Internet web site once you have established Internet access. See page 28 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund you on which would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    51

               [ARROW]  TICKER SYMBOL                  USCRX

               [ARROW]  NEWSPAPER SYMBOL               CrnstStr
               ------------------------------------------------


FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares

                                                                  9 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------

              and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses, before waivers, during the past fiscal year ended May 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets
              (ANA).

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES             (12b-1)          EXPENSES             EXPENSES
--------------------------------------------------------------------------------

            .75%             None              .45%            1.20%*,**


  * THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT. FOR FISCAL YEAR ENDED MAY 31, 2002, THIS FEE OFFSET ARRANGEMENT DID NOT AFFECT THE TOTAL EXPENSES OF THE FUND.

  ** WE HAVE  VOLUNTARILY  AGREED TO LIMIT THE  FUND'S  TOTAL  ANNUAL  OPERATING
     EXPENSES TO 1.19% OF ITS ANA, EXCLUDING CREDITS FROM FEE OFFSET ARRANGEMENTS, AND TO REIMBURSE THE FUND FOR ALL EXPENSES IN EXCESS OF THIS AMOUNT THROUGH SEPTEMBER 30, 2003. WE CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME.


                                REIMBURSEMENT
                                  FROM USAA             ACTUAL FUND
           TOTAL ANNUAL          INVESTMENT         OPERATING EXPENSES
          FUND OPERATING         MANAGEMENT                AFTER
             EXPENSES              COMPANY             REIMBURSEMENT
        --------------------------------------------------------------------
               1.20%                .01%                   1.19%

 ------------------------------------------------------------------------------
    [ARROW]   12b-1 FEES   SOME  MUTUAL  FUNDS CHARGE  THESE  FEES  TO  PAY  FOR
              ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------

USAA Cornerstone Strategy Fund - 10

--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
            1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
            $122             $381              $660           $1,455


FUND INVESTMENTS


              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

                                                   PERCENTAGE TARGET RANGE
                                                        OF NET ASSETS

         INVESTMENT CATEGORY                           [BAR CHART]

         U.S. STOCKS                                      15-70%
         INTERNATIONAL STOCKS                              5-30%
         U.S. GOVERNMENT SECURITIES                        5-50%
         REAL ESTATE SECURITIES                            5-20%
         PRECIOUS METALS AND MINERALS SECURITIES           0-10%

                                                                 11 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------

              The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges upon 60 days' prior written notice to shareholders. However, we may go outside the ranges on a temporary defensive basis without shareholder notification whenever we believe it is in the best interest of the Fund and its shareholders.


      [ARROW] WHY ARE STOCKS AND BONDS MIXED IN THE SAME FUND?

              From time to time the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.

      [ARROW] WHY WERE THESE INVESTMENT CATEGORIES AND TARGET RANGES SELECTED?

              The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. The U.S. Stocks category was selected to provide appreciation. The International Stocks category was selected to provide the potential for appreciation during periods of adverse economic and market conditions in the United States. The U.S. Government Securities category was selected to provide safety of principal in periods of deflation. The Real Estate and Precious Metals and Minerals Securities categories were selected to provide a positive total return during inflationary periods.

              However, as a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund's assets may be invested in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

USAA Cornerstone Strategy Fund - 12

--------------------------------------------------------------------------------

      [ARROW] WHAT ACTIONS ARE TAKEN TO KEEP THE FUND'S ASSET ALLOCATIONS WITHIN
              THE TARGET RANGES?

              If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter. In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 45% in U.S. stocks, 25% in international stocks, 15% in U.S. government securities, 10% in real estate securities, and 5% in precious metals and minerals securities. During the quarter, a strong stock market coupled with weak real estate and precious metals and minerals markets could leave the portfolio with 55% in U.S. stocks, 25% in international stocks, 15% in U.S. government securities, 3% in real estate securities, and 2% in precious metals and minerals securities. In this case, we would sell U.S. stocks and could use the proceeds to buy more real estate securities in order to bring the U.S. stocks and the real estate securities back to within their target ranges.

              MANAGEMENT RISK: This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

              REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

                                                                 13 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------

              U.S. STOCKS
              ------------------------------------------------------------------

      [ARROW] WHAT TYPES OF STOCKS ARE INCLUDED IN THE FUND'S PORTFOLIO?

              The Fund's portfolio will consist of a blend of growth and value stocks of companies organized under the laws of a state or territory of the United States.

              STOCK MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL U.S. STOCKS MADE?

              Wellington Management will consider purchasing stocks that exhibit the following characteristics:

                |_|  Superior market positions

                |_| Positive financial momentum accompanied by strong fundamentals

                |_|  Sustainable revenue and earnings growth

                |_|  High-quality management team

                |_|  Attractive valuation

              Each company held by the Fund is continually monitored to ensure its fundamental attractiveness. Stocks will be considered for sale from the portfolio when they exhibit a decreasing trend in earnings growth, when the downside risk equals the upside potential, or when the stock reaches our target valuation.


USAA Cornerstone Strategy Fund - 14

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              INTERNATIONAL STOCKS
              ------------------------------------------------------------------

      [ARROW] WHAT ROLE DO INTERNATIONAL STOCKS PLAY IN THE FUND'S PORTFOLIO?

              From time to time, the U.S. and foreign stock markets may fluctuate independently of each other. In other words, a decline in one market may, in certain circumstances, be offset by a rise in the other market. In addition, foreign equity markets may provide attractive returns not otherwise available in the U.S. markets.

      [ARROW] WHAT IS CONSIDERED TO BE A "FOREIGN COMPANY?"

              A company will be designated as a foreign company by considering several factors, including the country in which the company was legally organized, the location of the company's assets, the location of the company's headquarters, where the company's revenues are derived, and the principal trading market for the company's stock.

              FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_| EMERGING MARKETS RISK.  Investments in  countries  that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_| POLITICAL RISK.  Political risk  includes  a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.


                                                                  15- Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL INTERNATIONAL STOCKS MADE?

              MFS seeks to outperform the MSCI EAFE Index by identifying investment opportunities that offer above-average growth at attractive valuations. Our investment philosophy is based on the tenet that security prices follow accelerating earnings or cash flow growth. MFS relies on Original ResearchSM by its global team of analysts to select high-quality companies that offer the best relative value across industries and countries.

              MFS intends to keep the Fund well diversified and manage risk by investing across several countries and a wide range of industries. Value is added through individual security selection of the best ideas identified by the analysts. Currency weightings fall out of this stock selection process and are typically not actively managed.

              U.S. GOVERNMENT SECURITIES
              ------------------------------------------------------------------

      [ARROW] WHAT ROLE  DO  U.S.  GOVERNMENT  SECURITIES  PLAY  IN  THE  FUND'S
              PORTFOLIO?

              The U.S. Government Securities investment category is intended to provide both liquidity and interest income with limited credit risk.

              INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.


USAA Cornerstone Strategy Fund - 16

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      [ARROW] WHAT TYPES  OF  U.S. GOVERNMENT  SECURITIES  ARE  INCLUDED  IN THE
              FUND'S PORTFOLIO?

              The U.S. government securities in the Fund's portfolio will consist of securities, without specific maturity requirements or limits, issued or guaranteed as to both principal and interest by the U.S. government, its agencies or instrumentalities. Examples of these securities are U.S. Treasury bills, notes and bonds, and securities issued by the Federal Farm Credit Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Government National Mortgage Association.

              Additionally, we may invest the Fund's assets in repurchase agreements collateralized by securities of the U.S. government or by its agencies or instrumentalities.


     [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL U.S. GOVERNMENT SECURITIES MADE?

              We search for securities that represent value at the time given current market conditions. Since credit quality is not an issue with government securities, we determine value by weighing current return with risk of principal due to potential changes in interest rates. Generally speaking, the longer the maturity of a bond, the greater the value will change with changes in interest rates, either up or down. We will sell securities as needed to provide liquidity for the Fund or to change the potential return characteristics of this investment category.


              REAL ESTATE SECURITIES
              ------------------------------------------------------------------

      [ARROW] WHAT ROLE DO REAL ESTATE SECURITIES PLAY IN THE FUND'S PORTFOLIO?

              We believe that diversified investments linked to real estate are a good hedge during an inflationary environment.


                                                                 17 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


      [ARROW] WHAT TYPES OF REAL  ESTATE  SECURITIES  ARE INCLUDED IN THE FUND'S
              PORTFOLIO?

              Investments in this category will consist primarily of common stocks of real estate investment trusts (REITs) and U.S. companies that operate as real estate corporations or which have a significant portion of their assets in real estate. Wellington Management will evaluate the nature of a company's real estate holdings to determine whether the Fund's investment in the company's common stock will be included in this category. In addition, Wellington Management may also invest in preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks of REITs and real estate companies. The Fund will not acquire any direct ownership of real estate.

              REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.


     [ARROW]  HOW ARE THE DECISIONS TO BUY AND SELL REAL ESTATE SECURITIES MADE?

              Individual security selection decisions are based on intensive financial analysis and an evaluation of individual competitive position to identify companies with attractive characteristics. Wellington Management seeks to invest in companies with the following characteristics:

              |_| Strong Management

              |_| Solid balance sheet  with  ability  to fund future  growth and dividends increases

              |_| Disciplined investment strategy

              |_| Attractive relative valuation


USAA Cornerstone Strategy Fund - 18

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              Positions will be sold when:

              |_| A better opportunity exists on a risk-adjusted basis

              |_| Management disappoints or

              |_| Price to net asset value is attractive


              PRECIOUS METALS AND MINERALS SECURITIES
              ------------------------------------------------------------------

      [ARROW] WHAT ROLE DO PRECIOUS  METALS AND  MINERALS SECURITIES PLAY IN THE
              FUND'S PORTFOLIO?

              Precious metals and minerals securities have been selected for their perceived potential to increase in value during inflationary periods.


      [ARROW] WHAT TYPES OF PRECIOUS METALS AND MINERALS SECURITIES ARE INCLUDED
              IN THE FUND'S PORTFOLIO?

              We will invest the Fund's assets devoted to this category in equity securities of companies principally engaged in the exploration, mining, or processing of gold and other precious metals and minerals. These securities may consist of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

              VOLATILITY OF PRECIOUS METALS AND MINERALS RISK. Precious metals and minerals securities involve additional risk because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals companies. However, since the market action of such securities has tended to move independently of the broader financial markets, the addition of precious metals and minerals securities to an investor's portfolio may reduce overall fluctuations in portfolio value.

                                                                 19 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL PRECIOUS METALS AND MINERALS
              SECURITIES MADE?

              We look for well-managed and prudently financed low-cost producers with good production or reserve growth potential that sell at reasonable valuations on a risk-adjusted basis. We will sell these securities when they no longer meet these criteria.

              For additional information about other securities in which the Fund's assets may be invested, see APPENDIX A on page 41.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

     --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $41 BILLION AS OF AUGUST 31, 2002.
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Interim Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Trustees. As part of our management, our investment strategy committee determines the percentages of the Fund's assets to be allocated among the investment categories.

              The Fund uses a "manager-of-managers" structure. Subject to shareholder approval of this structure, we are authorized to select (with approval of the Fund's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of portions of the Fund's assets. We monitor each subadviser's performance through quantitative and quali-

USAA Cornerstone Strategy Fund - 20

--------------------------------------------------------------------------------


              tative analysis, and periodically report to the Fund's Board as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

              We also are responsible for the day-to-day  investment  management
              of  the  portion  of  the  Fund  that   invests  in  fixed  income
              investments and precious metals and minerals investments.

              For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2002. The fee we received for the fiscal year ended May 31, 2002, after we made reimbursement to the Fund, was equal to .74% of average net assets.

              The investment management fee for the Cornerstone Strategy Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consists of the current month plus the previous 35 months.

     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LIPPER GLOBAL FLEXIBLE FUNDS INDEX
     ---------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of

                                                                 21 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


              which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
              +/- 100 to 400                           +/- 4
              +/- 401 to 700                           +/- 5
            +/- 701 and greater                        +/- 6


       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              PORTFOLIO MANAGERS

              PRECIOUS METALS AND MINERALS SECURITIES

              Mark W. Johnson, CFA, assistant vice president of Equity Investments, has managed the Precious Metals and Minerals Securities investment category since January 1994. He has 28 years of investment management experience and has worked for us for 14 years. Mr. Johnson earned the Chartered Financial Analyst designation in 1978 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and a BBA from the University of Michigan.


USAA Cornerstone Strategy Fund - 22

--------------------------------------------------------------------------------


              U.S. GOVERNMENT SECURITIES

              Margaret Weinblatt, Ph.D., CFA, vice president of Fixed Income Mutual Fund Portfolios, has managed the U.S. Government Securities investment category since May 31, 2002. She has 22 years of investment management experience and has worked for us for two years. Prior to joining us, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and a BA from Radcliffe College.

              U.S. STOCKS, REAL ESTATE SECURITIES, AND INTERNATIONAL STOCKS

              We have entered into interim investment subadvisory agreements, with Wellington Management and MFS, under which Wellington Management and MFS provide day-to-day discretionary management of certain of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board of Trustees and IMCO.

              Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, MA 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of August 31, 2002, Wellington Management had investment management authority with respect to approximately $302 billion in assets.

                                                                 23 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


              MFS, a registered investment adviser, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. As of August 31, 2002, net assets under the management of MFS were approximately $ 114.2 billion. MFS is located at 500 Boylston Street, Boston, MA 02116.

              Wellington Management and MFS are compensated by IMCO out of the management fee IMCO receives from the Fund.

              U.S. STOCKS

              WELLINGTON MANAGEMENT

              Matthew E. Megargel, CFA and senior vice president, joined Wellington Management in 1983 as a global industry analyst. He began managing diversified client portfolios in 1990. Mr. Megargel received his BA in Economics from the University of North Carolina
              - Chapel Hill in 1979, and his MBA from the University of Virginia's Darden Graduate School of Business Administration in 1983.

              REAL ESTATE SECURITIES

              WELLINGTON MANAGEMENT

              James P. Hoffmann, vice president, is a global industry analyst and portfolio manager and joined Wellington Management in 1997. Prior to joining the firm, he was with Everen Securities from 1995 to 1997. Mr. Hoffmann received his MS in Real Estate Appraisal and Investment Analysis and a Bachelor's degree in Economics from the University of Wisconsin-Madison.

              INTERNATIONAL STOCKS

              MFS

              David R. Mannheim, senior vice president and global equity portfolio manager, has 18 years of investment management experience and has worked for MFS for 14 years. He served as a lending officer for Midlantic National Bank from July 1982


USAA Cornerstone Strategy Fund - 24

--------------------------------------------------------------------------------


              to August 1986. Mr. Mannheim holds a Master's of Science degree in Management from the Massachusetts Institute of Technology and a Bachelor's degree in Economics from Amherst College.

              Marcus L. Smith, vice president and non-U.S. equity portfolio manager, has 12 years' investment management experience and has worked for MFS for eight years. He served as a senior consultant for Andersen Consulting from August 1988 to August 1992. Mr. Smith holds a Master's in Finance from the University of Pennsylvania and a Bachelor's degree in Business Administration from Mount Union College.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadvisers, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.


USING MUTUAL FUNDS IN AN ASSET ALLOCATION  PROGRAM

              THE IDEA BEHIND ASSET ALLOCATION

              If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

                                                                 25 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


              Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

              Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.

              Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

              USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM

              Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads or commissions, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio of USAA mutual funds.

USAA Cornerstone Strategy Fund - 26

--------------------------------------------------------------------------------


HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session

                                                                 27 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


              (generally  4 p.m.  Eastern  Time) of the New York Stock  Exchange
              (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA)  accounts  and  $250  for  IRAs]  or  no  initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account.


                   We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

              ADDITIONAL PURCHASES

                |_|        $50 minimum per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification

USAA Cornerstone Strategy Fund - 28

--------------------------------------------------------------------------------


                   number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                |_|To open an account,  send your  application and check
                   to:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San  Antonio,  TX  78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA Cornerstone Strategy Fund
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ___________________
                           Shareholder(s) Mutual Fund Account  No.______

                                                                 29 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

USAA Cornerstone Strategy Fund - 30

--------------------------------------------------------------------------------


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

                                                                 31 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_|Access usaa.com.

                |_|Send your written  instructions  to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio,  TX 78288
                           (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)

                |_|Send a signed fax to  1-800-292-8177,  or send a telegram  to
                   USAA Shareholder Account Services.

                |_|Call toll free  1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_|Call toll free  1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_|Call toll free  1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

USAA Cornerstone Strategy Fund - 32

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the best interest of the Fund

                |_|limit or discontinue  the  offering  of  shares  of the Fund without notice to the shareholders

                |_|calculate the NAV per share on a  business day that the NYSE is closed

                |_|require  a  signature guarantee  for  transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem  an  account   with  less  than  $900,   with certain
                   limitations

                                                                 33 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 32.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax


USAA Cornerstone Strategy Fund - 34

--------------------------------------------------------------------------------


              Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when


                                                                 35 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


              shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Trustees.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.


USAA Cornerstone Strategy Fund - 36

--------------------------------------------------------------------------------


              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

      --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

                                                                 37 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_|underreports dividend or interest income or

                |_|fails to certify  that  he  or  she  is not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

USAA Cornerstone Strategy Fund - 38

--------------------------------------------------------------------------------

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                 39 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


                                       Year Ended May 31,
                       -------------------------------------------------------------
                          2002        2001          2000       1999         1998
                       -------------------------------------------------------------

Net asset value at
 beginning of period   $    25.26   $    26.27   $    27.29  $    29.89  $    27.96

Income (loss) from
 investment operations:
Net investment income         .39a         .58          .63         .88         .77
Net realized and
 unrealized gain (loss)     (1.16)a       (.40)         .80       (1.14)       3.78
                       -------------------------------------------------------------
Total from investment
 operations                  (.77)         .18         1.43        (.26)       4.55
                       -------------------------------------------------------------
Less distributions:
 From net investment
 income                      (.57)        (.48)        (.78)       (.81)       (.72)
 From capital gains
                             (.35)        (.71)       (1.67)      (1.53)      (1.90)
                       -------------------------------------------------------------
Total distributions          (.92)       (1.19)       (2.45)      (2.34)     (2.62)
                       -------------------------------------------------------------
Net asset value at
 end of period         $    23.57   $    25.26   $    26.27  $    27.29  $    29.89
                       =============================================================
Total return (%)*           (2.96)         .58         5.49        (.74)      17.15

Net assets at end
 of period (000)       $1,197,131   $1,016,101   $1,097,170  $1,257,817  $1,500,258

Ratio of expenses
 to average net
 assets (%)                  1.16b,c      1.07b        1.09        1.05        1.01

Ratio of expenses to
 average net assets
 excluding
 reimbursements(%)           1.17          n/a          n/a         n/a         n/a

Ratio of net
 investment
 income to average
 net assets (%)              1.69a        2.26         2.43        3.12        2.64

Portfolio turnover (%)      30.52        54.67        37.46       46.27       32.73
--------------

 * Assumes reinvestment of all dividend income and capital gain distributions during the period.

(a)Without the adoption of the change in amortization method, this ratio would have been:
   Net  investment income                                     $   .39
   Net realized and unrealized loss                           $ (1.16)
   Ratio of net investment income to average net assets          1.70%

(b)Reflects total expenses prior to any custodian fee offset arrangement.

(c)Effective  April 26, 2002, the  Manager  has voluntarily  agreed to limit the
   annual  expense  of the Fund to 1.19% of  its   average  net  assets  through
   September 30, 2003.

USAA Cornerstone Strategy Fund - 40

                                   APPENDIX A
--------------------------------------------------------------------------------


     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE CORNERSTONE STRATEGY FUND MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

              CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

              CONVERTIBLE SECURITIES

              Within the real estate and precious metals and minerals securities categories, the Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

                                                                 41 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund will only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment- grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market


USAA Cornerstone Strategy Fund - 42

--------------------------------------------------------------------------------


              funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying obligations prior to its repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

                                                                 43 - Prospectus

--------------------------------------------------------------------------------

              TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

              The Fund's assets may be invested in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

              VARIABLE RATE SECURITIES

              The Fund's assets may be invested in securities that bear interest at rates which are adjusted periodically to market rates.

                |_|These interest rate  adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

                |_|Because the interest  rates of variable rate  securities  are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

                |_|The market value of a variable  rate  security  usually tends toward par (100% of face value) at interest rate adjustment time.

              WHEN-ISSUED SECURITIES

              The Fund's assets may be invested in new issues of debt securities offered on a when-issued basis.

                |_|Delivery  and  payment  take  place  after  the  date  of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

USAA Cornerstone Strategy Fund - 44

--------------------------------------------------------------------------------


                |_|The Fund  does  not earn  interest  on the  securities  until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                |_|Such securities can be sold before settlement date.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these contracts or securities.


              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 45 - Prospectus

                                     NOTES

USAA Cornerstone Strategy Fund - 46

                                     NOTES
                                                                 47 - Prospectus

                                     NOTES

USAA Cornerstone Strategy Fund - 48

                                     NOTES
                                                                 49 - Prospectus

                                     NOTES

USAA Cornerstone Strategy Fund - 50

                                     NOTES
                                                                 51 - Prospectus

USAA CORNERSTONE STRATEGY FUND
--------------------------------------------------------------------------------


ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Cornerstone Strategy Fund - 52

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-4019                              Recycled
                                                                           Paper

                                     Part A


                               Prospectus for the

                          Growth and Tax Strategy Fund

                               is included herein

                                                                      PROSPECTUS
                                                                 OCTOBER 1, 2002

                                USAA GROWTH AND
                               TAX STRATEGY Fund

       As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

Table of CONTENTS

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              5

     FEES AND EXPENSES                                                   10

     FUND INVESTMENTS                                                    11

     FUND MANAGEMENT                                                     20

     USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM                   24

     HOW TO INVEST                                                       26

     HOW TO REDEEM                                                       29

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           31

     EXCHANGES                                                           32

     SHAREHOLDER INFORMATION                                             34

     FINANCIAL HIGHLIGHTS                                                38

     APPENDIX A                                                          40

     ADDITIONAL FUND INFORMATION                                         44

USAA Growth and Tax Strategy - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THESE FUNDS. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power. Using preset target ranges, the Fund's strategy is to invest a majority of its assets in tax-exempt bonds and money market instruments and the remainder in blue chip stocks. The Fund is managed with the goal of minimizing the impact of federal income taxes to shareholders.

              We are the Fund's investment adviser. We have retained Dresdner RCM Global Investors LLC (Dresdner) to serve as subadviser for the blue chip stocks investment category of the Fund.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 11 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are interest rate risk, credit risk, stock market risk, and management risk.

                |_|INTEREST  RATE RISK involves the  possibility  that the value of the Fund's investments will fluctuate because of changes in interest rates.

                   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

                                                                  3 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                |_|CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of any one company's operations.


                |_|MANAGEMENT RISK involves  the possibility that the investment techniques and risk analyses used by the Fund's managers will not produce the desired results.


              Other risks of the Fund described later in the prospectus include rebalancing risk and the risk of changes in tax laws impacting the Fund's dividends and distributions. As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA Growth and Tax Strategy - 4

--------------------------------------------------------------------------------

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

              The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year for the past ten years.

                                                                  5 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1992           4.93%
                    1993          13.72%
                    1994          -2.62%
                    1995          22.70%
                    1996          11.12%
                    1997          16.16%
                    1998          11.57%
                    1999           9.72%
                    2000          -0.66%
                    2001          -8.31%


                            6-MONTH YTD TOTAL RETURN
                                -7.22% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            8.57% 4Th QTR. 1998                -8.21% 3rd QTR. 2001

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

USAA Growth and Tax Strategy - 6

--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and
              (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In the example that assumes all Fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that you received a tax deduction for the loss incurred on the sale. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which Dresdner assumed day-to-day management of the Fund's blue chip stocks investment category. Prior to that date, IMCO was solely responsible for managing the Fund's assets.

                                                                  7 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------


================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                        SINCE
                                     PAST       PAST         PAST     INCEPTION
GROWTH AND TAX STRATEGY FUND        1 YEAR     5 YEARS     10 YEARS     1/1/89
--------------------------------------------------------------------------------
Return Before Taxes                  -8.31%     5.22%        7.41%       8.14%
Return After Taxes on Distributions  -8.47%     4.69%        6.63%       7.42%
Return After Taxes on Distributions
 and Sale of Fund Shares             -4.09%     4.64%        6.32%       7.06%
.................................................................................
Russell 1000 Growth Index*
 (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES, OR TAXES)                -20.42%     8.27%       10.79%     13.24%+
.................................................................................
S&P 500 Index Fund*
 (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES, OR TAXES)                -11.88%    10.07%       12.93%     13.66%+
.................................................................................
Lehman Brothers
 Municipal Bond Index*
 (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES, OR TAXES)                  5.13%     5.98%        6.63%     7.29%+
.................................................................................
Lipper Balanced Funds
 Index** (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES, OR TAXES)       -3.24%    -8.37%        9.54%    10.47%+


  * THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED BENCHMARK OF TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE RUSSELL 1000 GROWTH INDEX REPLACES THE S&P 500 AS ONE OF THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDICES, BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE EQUITY PORTION OF THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCKS, THAN THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.


 ** LIPPER  BALANCED  FUNDS INDEX TRACKS THE TOTAL RETURN  PERFORMANCE OF THE 30
    LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS WHOSE PRIMARY OBJECTIVE IS TO CONSERVE PRINCIPAL BY MAINTAINING AT ALL TIMES A BALANCED PORTFOLIO OF BOTH STOCKS AND BONDS. TYPICALLY, THE STOCK/BOND RATIO RANGES AROUND 60%/40%.

  + THE  PERFORMANCE  OF THE S&P 500 INDEX,  RUSSELL 1000 GROWTH  INDEX,  LEHMAN
    BROTHERS MUNICIPAL BOND INDEX, AND THE LIPPER BALANCED FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF DECEMBER 31, 1989, WHILE THE FUND'S INCEPTION DATE IS JANUARY 11, 1989. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.
================================================================================


USAA Growth and Tax Strategy - 8

--------------------------------------------------------------------------------

              YIELD
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 2001, was 2.69%.

    ----------------------------------------------------------------------------
    [ARROW] YIELD IS ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.
    ----------------------------------------------------------------------------


              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund, through our usaa.com Internet web site once you have established Internet access. See page 27 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

                                                                  9 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

               -----------------------------------------------
               [ARROW]  FUND NUMBER                  53

               [ARROW]  TICKER SYMBOL                USBLX

               [ARROW]  NEWSPAPER SYMBOL             Gr&TxStr
               -----------------------------------------------


FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS


              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)


              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses during the past fiscal year ended May 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES             (12b-1)          EXPENSES             EXPENSES
--------------------------------------------------------------------------------
       .50%                None             .35%                 .85%*

USAA Growth and Tax Strategy - 10

--------------------------------------------------------------------------------

   * THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT. FOR THE FISCAL YEAR ENDED MAY 31, 2002, THIS FEE OFFSET ARRANGEMENT REDUCED THE TOTAL EXPENSES OF THE FUND BY 0.02%.

 ------------------------------------------------------------------------------
    [ARROW]   12b-1 FEES   SOME  MUTUAL  FUNDS CHARGE  THESE  FEES  TO  PAY  FOR
              ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of those periods shown.

--------------------------------------------------------------------------------
            1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
              $87            $271              $471            $1,049


FUND INVESTMENTS


              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is to provide a diversified investment program within one mutual fund by allocating its assets in each of the following investment categories according to the following targeted ranges. Securities are classified by category at the time of purchase.

                                                                 11 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

                                               PERCENTAGE TARGET RANGE
                                                   OF NET ASSETS

         INVESTMENT CATEGORY                         [PIE CHART]


         TAX-EXEMPT BONDS                              41-59%
         BLUE CHIP STOCKS                              41-49%
         TAX-EXEMPT MONEY
         MARKET INSTRUMENTS                             0-10%
         (MATURITIES OF ONE YEAR
         OR LESS)


              The ranges allow for a variance within each investment category. The Fund's Board of Trustees may revise the target ranges upon 60 days' prior written notice to shareholders. However, the Fund may go outside the ranges on a temporary defensive basis without shareholder notification whenever we believe it is in the best interest of the Fund and its shareholders.


      [ARROW] WHY ARE STOCKS AND BONDS MIXED IN THE SAME FUND?

              From time to time the stock and bond markets may fluctuate independently of each other. In other words, a decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. As a result, the Fund, with its mix of stocks and bonds, is expected in the long run to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks.


      [ARROW] WHY WERE THESE INVESTMENT CATEGORIES AND TARGET RANGES SELECTED?

              The investment categories and target ranges were selected to provide investors with a diversified investment in a single mutual fund. Tax-exempt bonds provide income exempt from federal income tax. Blue chip stocks provide the potential for long-term capital growth. Tax-exempt money market instruments provide a means for temporary investment of cash balances arising in the normal course of business.

USAA Growth and Tax Strategy - 12

--------------------------------------------------------------------------------

              During normal market conditions, the Fund's assets will be invested so that at least 50% of the Fund's annual income will be exempt from federal personal income tax and excluded from the calculation of federal alternative minimum taxes for individual taxpayers. This policy may only be changed by a shareholder vote.

              As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund's assets may be invested in investment-grade short-term taxable or tax-exempt debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.


      [ARROW] HOW WILL THE IMPACT  OF FEDERAL  INCOME  TAXES BE MINIMIZED ON THE
              FUND'S SHAREHOLDERS?


              The advisers intend to use various techniques to minimize the impact of federal income taxes on the Fund's shareholders while maximizing capital appreciation, including:


                |_| investing in  bonds and  similar  instruments  that provide income which is exempt from federal income tax

                |_| investing in  a portfolio  of blue chip  stocks  with a low dividend yield


                |_| selecting  blue  chip  stocks  that  the subadviser expects to hold for relatively long periods to minimize the cost of trading and the receipt of capital gains


                |_| when selling securities, considering the sale of those with the highest tax cost basis to minimize the receipt of capital gains and

                |_| offsetting capital gains with  capital losses, if available and appropriate

              Although the Fund seeks to minimize taxable income and the realization of capital gains, the Fund may nevertheless receive taxable income and capital gains from time to time. Additionally,

                                                                 13 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

              you may owe taxes on realized capital gains, if any, when you redeem your Fund shares.

              CHANGES IN TAX LAWS. The target ranges of securities categories and the techniques for minimizing the impact of taxes are all based on current federal tax law. Any future changes in those laws could result in significant changes in the Fund's investment strategies and techniques.


      [ARROW] WHAT  ACTIONS  ARE TAKEN  TO KEEP  THE  FUND'S  ASSET  ALLOCATIONS
              WITHIN THE TARGET RANGES?

              If market action causes the actual assets of the Fund in one or more investment categories to move outside the ranges, we will make adjustments to rebalance the portfolio. In general, we will rebalance the portfolio at least once during each quarter. In rebalancing the Fund's portfolio, we will buy or sell securities to return the actual allocation of the Fund's assets to within its target ranges. For example, the Fund's portfolio could begin a quarter with its assets allocated 50% in tax-exempt bonds, 45% in blue chip stocks, and 5% in tax-exempt money market instruments. During the quarter, a strong stock market coupled with a weak bond market could leave the portfolio with 40% in tax-exempt bonds, 55% in blue chip stocks, and 5% in tax-exempt money market instruments. In this case, we would sell blue chip stocks and use the proceeds to buy tax-exempt securities to bring the blue chip stocks and tax-exempt bonds back to within their target ranges.

              MANAGEMENT RISK. The Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

              REBALANCING RISK. In purchasing and selling securities in order to rebalance its portfolio, the Fund will pay more in brokerage commissions than it would without a rebalancing policy. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While every attempt is made to manage the Fund in

USAA Growth and Tax Strategy - 14

--------------------------------------------------------------------------------

              a tax-exempt manner, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.


              TAX-EXEMPT BONDS AND
              TAX-EXEMPT MONEY MARKET INSTRUMENTS
              ------------------------------------------------------------------

      [ARROW] WHAT ARE TAX-EXEMPT SECURITIES?

              Tax-exempt securities include municipal debt obligations that have been issued by states and their political subdivisions, and duly constituted state and local authorities and corporations as well as securities issued by certain U.S. territories or possessions, such as Puerto Rico, the Virgin Islands, and Guam. They are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

              Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities.


      [ARROW] WHAT TYPES  OF  TAX-EXEMPT SECURITIES  ARE INCLUDED  IN THE FUND'S
              PORTFOLIO?

              The Fund's portfolio may be invested in any of the following tax-exempt securities.

                |_| GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest;

                |_| REVENUE  BONDS,  which  are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; or

                                                                 15 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

                |_|PRIVATE  ACTIVITY BONDS,  which are issued by or on behalf of public authorities to obtain funds for privately operated facilities.


      [ARROW] WHAT IS  THE  WEIGHTED AVERAGE  MATURITY  OF THE SECURITIES IN THE
              TAX-EXEMPT BONDS CATEGORY AND HOW IS IT CALCULATED?


              The Tax-Exempt Bonds category includes tax-exempt securities that will have a remaining maturity at the time of purchase of more than one year. Although the weighted average maturity of the securities in this category is not restricted, we expect it to exceed ten years. In determining a security's maturity for purposes of calculating the Fund's weighted average maturity, we may use estimates of the expected time for the security's principal to be paid. This can be substantially shorter than the security's stated final maturity. For a discussion on the method of calculating the weighted average maturity of the Fund's portfolio, see INVESTMENT POLICIES in the statement of additional information.


              INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.


      [ARROW] WHAT TYPES OF TAX-EXEMPT MONEY  MARKET INSTRUMENTS ARE INCLUDED IN
              THE FUND'S PORTFOLIO?

              The tax-exempt money market instruments in the portfolio are tax-exempt money market funds or debt securities like the type included in the Tax-Exempt Bonds category. Debt securities have remaining stated maturities at the time of purchase of one year or less or are subject to puts or similar demand features resulting in and effective maturity of one year or less.

USAA Growth and Tax Strategy - 16

--------------------------------------------------------------------------------

      [ARROW] WHAT ARE THE CREDIT RATINGS OF THE TAX-EXEMPT SECURITIES?

              First, we will only purchase tax-exempt securities that are considered investment grade. For a security to be considered investment grade, it must be:

                |_| rated by one or more rating agencies at least in the fourth highest rating category for long-term securities

                |_| rated by one or  more  rating agencies  at least within the second highest rating category for short-term securities

                |_| or, if not rated by those rating agencies, we must determine it to be of equivalent investment quality.

              And second, at least 50% of the combined total market values of the tax-exempt bonds and tax-exempt money market instruments will be rated within the three highest long-term rating categories by:

                |_|        Moody's Investors Service (Moody's)

                |_|        Standard & Poor's Ratings Group (S&P)

                |_|        Fitch Ratings (Fitch)

                or in the highest short-term rating category by:

                |_| Moody's, S&P, or Fitch. If unrated by those three agencies, we must determine that the securities are of equivalent investment quality.

              CREDIT RISK. The securities in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated

                                                                 17 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

              investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.


      [ARROW] WHAT HAPPENS  IF THE RATING  OF A  SECURITY IS DOWNGRADED TO BELOW
              INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Trustees.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL TAX-EXEMPT SECURITIES MADE?

              We will buy securities that offer an attractive balance of tax-exempt income against credit risk and price volatility. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement security is available.


              BLUE CHIP STOCKS
              ------------------------------------------------------------------

      [ARROW] WHAT TYPES OF STOCKS ARE INCLUDED IN THE FUND'S PORTFOLIO?

              Dresdner will invest in common stocks of blue chip companies for long-term growth. A blue chip company is one that has a market capitalization of:

USAA Growth and Tax Strategy - 18

--------------------------------------------------------------------------------

                |_| at  least  $500 million  and  is  included  in the  list  of companies that make up the Standard & Poor's 500 Composite Stock Price Index or the Dow Jones Industrial Average, or

                |_| at least $1 billion.

              Dresdner may invest up to 5% of the Fund's total assets in blue chip stocks of foreign issuers or in American Depositary Receipts
              (ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interest in securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

              STOCK MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL STOCKS MADE?

              In analyzing specific companies for possible investments, Dresdner's portfolio management team ordinarily looks at a company's growth and quality characteristics and evaluates all stocks on their valuation characteristics. Dresdner seeks to invest in companies that offer long-term sustainable growth in earnings, revenues, and/or cash flow, have strong management and financial statements, and other good relative and absolute risk-adjusted return characteristics.


              For additional information about other securities in which the Fund's assets may be invested, see APPENDIX A on page 40.


                                                                 19 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of the Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.


     --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $41 BILLION AS OF AUGUST 31, 2002.
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Trustees. As part of our management, our investment strategy committee determines the percentages of the Fund's assets to be allocated among the investment categories.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of portions the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval. We also are responsible for the day-to-day investment management of the portion of the Fund that invests in tax-exempt bonds.


              For our services, the Fund pays us an annual fee. This fee was computed and paid at one-half of one percent (.50%) of average net assets for the fiscal year ended May 31, 2002.

USAA Growth and Tax Strategy - 20

--------------------------------------------------------------------------------


              The investment management fee for the Growth and Tax Strategy Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the current month plus the previous 35 months.


     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LIPPER BALANCED FUNDS INDEX
     ---------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:



  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
               +/- 20 to 50                              +/- 4
               +/- 51 to 100                             +/- 5
            +/- 101 and greater                          +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).
                                                                 21 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Funds.



              PORTFOLIO MANAGERS

              TAX-EXEMPT BONDS


              Clifford A. Gladson, CFA, vice president of Fixed Income Investments, has managed the Tax-Exempt Bonds investment category since November 1999. Mr. Gladson has 15 years of investment management experience and has worked for us for 12 years. He earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and
              Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.


              BLUE CHIP STOCKS


              We have  entered into an  investment  subadvisory  agreement  with
              Dresdner, under which Dresdner directs the investment and reinvestment of the Fund's blue chip stocks investment category (as allocated by IMCO) and determines the composition of such assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the supervision of the Fund's Board of Trustees and IMCO.


              Dresdner is located at 4 Embarcadero Center, San Francisco, CA 94111. As of August 31, 2002, Dresdner and its advisory affiliates had approximately $39.9 billion in assets under management.

              Dresdner is compensated by IMCO out of the management fee we receive from the Fund.

USAA Growth and Tax Strategy - 22

--------------------------------------------------------------------------------
              Dresdner's Large-Cap Equity Portfolio Management Team is primarily responsible for the day-to-day management of the equity portion of the Fund's assets invested in blue chip stocks. Dresdner's Large-Cap Equity Portfolio Management Team is comprised of a team of investment professionals including, but not limited to, Seth Reicher and Mary Bersot.

              Seth A. Reicher, CFA, is managing director, co-CIO, a senior portfolio manager on Dresdner's U.S. Large Cap Equity Portfolio Management Team, a member of Dresdner RCM's Global Investment Policy Committee, and leads the San Francisco Quantitative Equity Team. His investment experience began in 1986 as an analyst and then portfolio manager at Associated Capital and later Capitalcorp Asset Management. There he developed and used fundamental and quantitative disciplines to manage equity portfolios. Mr. Reicher began at Dresdner in 1993 as a quantitative analyst and soon after became an assistant portfolio manager to the Core Portfolio Management Team. In mid-1994 he was selected to work directly with William Price (Chairman and CIO) and as the leader of Dresdner Quantitative Team. He became a director of Dresdner in June 1996 and a Portfolio Manager on the Core Portfolio Management Team in January 1997. Mr. Reicher is a Chartered Financial Analyst and a member of both the Security Analysts of San Francisco and the Association of Investment Management and Research. Mr. Reicher received his BBA in Finance, cum laude, from the University of Massachusetts, Amherst and holds a Certificate in International Business from the University of Copenhagen, Denmark.


              Mary Bersot is Managing Director, Co-CIO and Senior Portfolio Manager, Dresdner's U.S. Large Cap Equities. She had over 25 years od experience managing equities before joining Dresdner in 1999 as a Director and Portfolio Manager on Dresdner's U.S. Large Cap Equity Group management team. Her investment experience began in 1974 as a portfolio manager at Wells
                                                                 23 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

              Fargo Bank where she managed investments for trusts, foundations, endowments and corporations. In 1986 she joined Citicorp Trust of California as a Vice President and Portfolio Manager and left there in 1990 to join McMorgan & Co. of San Francisco as a Senior Vice President where she contributed to the firm's ability to grow equity assets under management from $2 billion to $14 billion. She is a member of the Security Analysts Society of San Francisco and the Association of Investment Management and Research. Ms. Bersot received her BA from the University of Oregon.


              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Trustees, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.


USING MUTUAL FUNDS IN AN ASSET ALLOCATION PROGRAM

              THE IDEA BEHIND ASSET ALLOCATION

              If you have money to invest and hear that stocks may be a good investment, is it a wise idea to use your entire savings to buy one stock? Most people wouldn't -- it would be fortunate if it works, but this strategy holds a great deal of risk. Surprising news could be reported tomorrow on your stock, and its price could soar or plummet.

USAA Growth and Tax Strategy - 22

--------------------------------------------------------------------------------

              Careful investors understand this concept of risk and lower that risk by diversifying their holdings among a number of securities. That way bad news for one security may be counterbalanced by good news regarding other securities. But there is still a question of risk here. History tells us that stocks are generally more volatile than bonds and that long-term bonds are generally more volatile than short-term bonds. History also tells us that over many years investments having higher risks tend to have higher returns than investments that carry lower risks. From these observations comes the idea of asset allocation.

              Asset allocation is a concept that involves dividing your money among several different types of investments -- for example, stocks, bonds, and short-term investments such as money market instruments -- and keeping that allocation until your objectives or the financial markets significantly change. That way you're not pinning all your financial success on the fortunes of one kind of investment. Money spread across different investment categories can help you reduce market risk and likely will provide more stability to your total return.


              Asset allocation can work because different kinds of investments generally follow different up-and-down cycles. With a variety of investments in your portfolio, some are probably doing well, even when others are struggling.

              USING ASSET ALLOCATION IN AN INVESTMENT PROGRAM


              Most investors understand the concept of diversification, but asset allocation goes beyond diversifying your portfolio; it's a much more active process. You must evaluate your lifestyle, finances, circumstances, long- and short-term financial goals, and tolerance for investment risk. Once you have structured your allocation, you'll need to review it regularly since your objectives will change over time. Even though we do not charge sales loads or commissions, our member service representatives are always available to assist you in structuring and reviewing your investment portfolio of USAA mutual funds.


                                                                 25 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------


HOW TO INVEST

              OPENING AN ACCOUNT


              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.


              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange

USAA Growth and Tax Strategy - 26

--------------------------------------------------------------------------------

              (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA)  accounts  and  $250  for  IRAs]  or  no  initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.



              ADDITIONAL PURCHASES


                |_|$50 minimum per transaction, per account.

              --------------------------------------------------------
              NOTE: THIS FUND IS NOT AVAILABLE FOR AN IRA
              BECAUSE THE MAJORITY OF ITS INCOME IS TAX-EXEMPT.
              --------------------------------------------------------

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund  transactions  by accessing  our web site.  To

                                                                 27 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

                   establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                |_|To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San  Antonio,  TX  78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288


              BANK WIRE


                |_|To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA Growth and Tax Strategy Fund
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ___________________
                           Shareholder(s) Mutual Fund Account No.______

USAA Growth and Tax Strategy - 28

--------------------------------------------------------------------------------
              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner

                                                                 29 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

              as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .


              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)


                |_|Access usaa.com.

                |_|Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio,  TX 78288
                           (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)

USAA Growth and Tax Strategy Fund - 30

--------------------------------------------------------------------------------

                |_|Send a signed fax to  1-800-292-8177,  or send a telegram  to
                   USAA Shareholder Account Services.


                |_|Call toll free  1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_|Call toll free  1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_|Call toll free  1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.



IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS


              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the

                                                                 31 - Prospectus

USAA GROWTH AND TAX STRATEGY
--------------------------------------------------------------------------------

              fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the best interest of the Fund

                |_|limit or  discontinue  the  offering  of  shares of the Fund without notice to the shareholders

                |_|calculate the NAV per share on a  business day that the NYSE is closed

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem  an  account   with  less  than  $900,  with  certain
                   limitations


EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we

USAA Growth and Tax Strategy Fund - 32

--------------------------------------------------------------------------------

              receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.


              The Fund have undertaken certain procedures regarding telephone transactions as described on page 31.


              EXCHANGE LIMITATIONS, EXCESSIVE TRADING


              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

                                                                 33 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Trustees.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

USAA Growth and Tax Strategy Fund - 34

-------------------------------------------------------------------------------

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends quarterly. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

      --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

USAA Growth and Tax Strategy - 36

--------------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus.


                                                                 35 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

              Distributions shareholders receive from a Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

              Distributions to shareholders derived from tax-exempt interest received by the Fund will be excluded from a shareholder's gross income for federal income tax purposes, provided the Fund meets certain requirements.

              IN CERTAIN INSTANCES, TAX-EXEMPT INTEREST HAS TAX IMPLICATIONS.

              For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings.

              Distributions of tax-exempt income are considered in computing the portion, if any, of social security and railroad retirement benefits subject to federal and, in some cases, state taxes.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund

USAA Growth and Tax Strategy Fund - 36

--------------------------------------------------------------------------------

              with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_|underreports dividend or interest income or

                |_|fails  to certify that  he  or  she is  not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends constituting interest on private activity bonds; and the percentage and source, on a state-by-state basis, of interest income earned, if any, on the tax-exempt securities held by the Fund during the preceding year.

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

                                                                 37 - Prospectus

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

USAA Growth and Tax Strategy - 38

--------------------------------------------------------------------------------


                                       Year Ended May 31,
                        --------------------------------------------------------
                            2002      2001       2000       1999       1998
                        --------------------------------------------------------

Net asset value at
 beginning of period    $   15.87  $   17.28  $    16.66  $    16.31  $   15.14

Income (loss) from
 investment operations:
 Net investment income        .41        .49         .48         .47        .50

Net realized and
 unrealized gain (loss)     (1.60)     (1.42)        .61         .96       1.72
                        --------------------------------------------------------
Total from investment
 operations                 (1.19)      (.93)       1.09        1.43       2.22
                        --------------------------------------------------------
Less distributions:
 From net investment
  income                     (.45)      (.48)       (.47)       (.48)      (.51)
 From capital gains            -          -           -         (.60)      (.54)

Total distributions          (.45)      (.48)       (.47)      (1.08)     (1.05)
                        --------------------------------------------------------

Net asset value at
 end of period          $   14.23  $   15.87  $    17.28  $    16.66  $   16.31
                        ========================================================
Total return (%)*           (7.59)     (5.47)       6.62        9.10      15.26

Net assets at end
 of period (000)        $ 205,108  $ 238,813  $  263,592  $  252,442  $ 229,404

Ratio of expenses
 to average net
 assets (%)                 .83(a)       .70(a)      .71         .69        .71

Ratio of net
 investment income
 to average net assets (%)   2.75       2.91        2.80        2.89       3.22

Portfolio turnover (%)
                            31.81      35.69       66.43       63.42      65.58
------------------
  * Assumes reinvestment of all dividend income and capital gain distributions during the period.

(a) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credits were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                             (.02%)     (.01%)       n/a         n/a        n/a

                                                                 39 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE GROWTH AND TAX STRATEGY FUND MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              MUNICIPAL LEASE OBLIGATIONS

              The Fund's assets may be invested in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

USAA Growth and Tax Strategy Fund - 40

--------------------------------------------------------------------------------

              PUT BONDS

              The Fund's assets may be invested in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds).

                |_|Such  securities  will  normally  trade as if maturity is the earlier put date, even though stated maturity is longer. Under the Fund's portfolio allocation procedure, maturity for put bonds is deemed to be the date on which the put becomes exercisable.

              VARIABLE RATE SECURITIES

              The Fund's assets may be invested in securities that bear interest at rates which are adjusted periodically to market rates.

                |_|These interest rate  adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

                |_|Because the interest  rates of variable rate  securities  are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

                |_|The market value of a variable  rate  security  usually tends toward par (100% of face value) at interest rate adjustment time.


              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued basis.


                                                                 41 - Prospectus

--------------------------------------------------------------------------------

                |_|Delivery  and  payment  take  place  after  the  date  of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

                |_|The Fund  does  not earn  interest  on the  securities  until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                |_| Such securities can be sold before settlement date.

              ASSET COVERAGE


              The Fund's assets may be invested, as described above, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these securities.


              ZERO COUPON BONDS

              The Fund's assets may be invested in zero coupon bonds.

                |_|A zero  coupon  bond  is a  security  that  is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures.

                |_|The  lump  sum  payment  at  maturity   increases  the  price
                   volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment.

                |_|In calculating  its dividend,  the Fund records as income the daily amortization of the purchase discount.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA Growth and Tax Strategy Fund - 42

                                      NOTES
                                                                 43 - Prospectus

USAA GROWTH AND TAX STRATEGY FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semi-annual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA Growth and Tax Strategy Fund - 44

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-4019                              Recycled
                                                                           Paper

                                     Part A


                               Prospectus for the

                              Emerging Markets Fund

                               is included herein

                                                                     PROSPECTUS
                                                                OCTOBER 1, 2002

                           USAA EMERGING MARKETS FUND

     As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     14

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         18

     HOW TO INVEST                                                       19

     HOW TO REDEEM                                                       23

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           25

     EXCHANGES                                                           26

     SHAREHOLDER INFORMATION                                             27

     FINANCIAL HIGHLIGHTS                                                32

     APPENDIX A                                                          34

     APPENDIX B                                                          37

     APPENDIX C                                                          41

     ADDITIONAL FUND INFORMATION                                         44

USAA Emerging Markets Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund has an objective of capital appreciation. We are the Fund's investment adviser. We have retained The Boston Company Asset Management, LLC (The Boston Company) to serve as subadviser for the Fund's stocks investment category. Under normal market conditions, The Boston Company attempts to achieve this objective by investing at least 80% of the Fund's assets in equity securities of emerging market companies.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk, foreign investing risk, and management risk.

              |_| STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

              |_| FOREIGN INVESTING RISK involves the possibility that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

              |_| MANAGEMENT RISK involves the possibility that the investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

                                                                  3 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

              Those risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing, investments in emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the risks are higher in emerging markets than developed international markets or the United States, the Fund is expected to be significantly more volatile than the average equity mutual fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

USAA Emerging Markets Fund - 4

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              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.



              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

               CALENDAR YEAR    TOTAL RETURN
                    1995*          3.65%
                    1996          16.59%
                    1997          -3.46%
                    1998         -26.12%
                    1999          52.43%
                    2000         -31.92%
                    2001          -5.79%

          * FUND BEGAN OPERATIONS ON NOVEMBER 7, 1994


                            6-MONTH YTD TOTAL RETURN
                                5.92% (6/30/02)

               BEST QUARTER**                     WORST QUARTER**
            26.75% 4Th QTR. 1999                -26.11% 3rd QTR. 1998

             ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                 5 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------


              The following table shows how the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown below are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which The Boston Company assumed day-to-day management of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets. See
              Appendix C for information about the performance of advisory accounts that The Boston Company manages in a way that is substantially similar to the way in which it manages the Fund's assets.

USAA Emerging Markets Fund - 6

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================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                     SINCE
                                           PAST         PAST        INCEPTION
EMERGING MARKETS FUND                     1 YEAR       5 YEARS       11/7/94
--------------------------------------------------------------------------------
 Return Before Taxes                      -5.79%       -6.96%        -3.54%
 Return After Taxes on Distributions      -5.59%       -7.09%        -3.91%
 Return After Taxes on Distributions
   and Sale of Fund Shares                -3.21%       -5.36%        -2.78%
.................................................................................

 Morgan Stanley Capital  International
   (MSCI) Emerging Markets Index*
   (REFLECTS NO  DEDUCTION FOR FEES,
   EXPENSES, OR TAXES)                    -2.37%       -5.74%        -5.79%+
.................................................................................

 S&P/IFC GLOBAL Composite Index*
   (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES, OR TAXES)                     -.28%       -4.86%        -5.79%+
.................................................................................

  Lipper Emerging Markets Funds
   Index** (REFLECTS NO DEDUCTION
   FOR TAXES)                             -3.50%       -5.85%        -5.18%+


  * MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS. S&P/IFC GLOBAL COMPOSITE INDEX IS AN UNMANAGED BROAD-BASED INDEX OF EMERGING MARKETS PER THE WORLD BANK GNP PER CAPITAL DEFINITION. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS INDEX REPLACES THE S&P/IFC GLOBAL COMPOSITE AS ONE OF THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDICES FOR TWO REASONS: (I) WE BELIEVE THAT THE MSCI EMERGING MARKETS INDEX IS MORE WIDELY USED IN THE INDUSTRY AND (II) TO ALIGN THE INDEX OF THE FUND WITH OTHER GLOBAL AND INTERNATIONAL FUNDS IN THE USAA FAMILY OF FUNDS, EACH OF WHICH USES AN MSCI INDICES.

** LIPPER EMERGING MARKETS FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT SEEK LONG-TERM CAPITAL APPRECIATION BY INVESTING AT LEAST 65% OF TOTAL ASSETS IN EMERGING MARKET EQUITY SECURITIES, WHERE "EMERGING MARKET" IS DEFINED BY A COUNTRY'S GNP PER CAPITA OR OTHER ECONOMIC MEASURES.

 + THE PERFORMANCE F THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS INDEX, S&P/IFC GLOBAL COMPOSITE INDEX, AND LIPPER EMERGING MARKETS FUNDS INDEX IS CALCULATED WITH AN INCEPTION DATE OF OCTOBER 31, 1994, WHILE THE FUND'S INCEPTION DATE IS NOVEMBER 7, 1994. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.


                                                                 7 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, and return information for this Fund, through our usaa.com Internet web site once you have established Internet access. See page 21 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    56

               [ARROW]  TICKER SYMBOL                  USEMX

               [ARROW]  NEWSPAPER SYMBOL               EmgMkt
               ------------------------------------------------

USAA Emerging Markets Fund -8

--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses during the past fiscal year ended May 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES             (12b-1)          EXPENSES             EXPENSES
-------------------------------------------------------------------------------
       1.00%              None             1.52%                2.52%*


  * Through fee offset arrangements with the Fund's custodian, credits, if any, realized as a result of uninvested cash balances are used to reduce custodian expenses. Total Annual Operating Expenses of the Funds reflect total expenses prior to any custodian fee offset arrangements. For the fiscal year ended May 31, 2002, this fee offset arrangement reduced the total expenses of the Emerging Markets Fund by 0.01%.

 ------------------------------------------------------------------------------
    [ARROW]   12b-1 FEES   SOME  MUTUAL  FUNDS CHARGE  THESE  FEES  TO  PAY  FOR
              ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
 ------------------------------------------------------------------------------

                                                                 9 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------
            1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
             $255             $785            $1,340          $2,856


FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is to normally invest at least 80% of its assets in equity securities of emerging market companies. The term "equity securities" is used to include common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

              As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund's assets may be invested in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in long cycles, with periods when stock

USAA Emerging Markets Fund -10

--------------------------------------------------------------------------------

              prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.


      [ARROW] WHAT IS AN EMERGING MARKET COMPANY?

              An issuer is an emerging market company if:

                |_|it is organized under the laws of an emerging market country
                   (as defined below);

                |_|the principal trading market for its stock is in an emerging market country; or

                |_|at least 50% of its  revenues  or profits  are  derived  from operations within emerging market countries or at least 50% of its assets are located within emerging market countries.


      [ARROW] WHAT COUNTRIES ARE CONSIDERED AS EMERGING MARKETS?

              For our purposes, emerging market countries are all countries of the world excluding the following, which are referred to as developed countries:

                  ASIA: Australia, Japan, New Zealand

                  AMERICAS: Canada, the United States

                  EUROPE: Austria, Belgium, Denmark, Finland, France, Germany, Holland, Ireland, Italy, Luxembourg, Norway, Spain, Sweden, Switzerland, the United Kingdom


      [ARROW] WHAT ARE THE CHARACTERISTICS OF THE ECONOMIC AND POLITICAL SYSTEMS
              OF EMERGING MARKET COUNTRIES?

              The economic and political systems of emerging market countries can be described as possessing two or more of the following characteristics:

                |_|The  countries in which these stock  markets are found have a less-developed economy than the developed countries.

                |_|Economies  of these  countries  are  likely to be  undergoing rapid  growth  or some  major  structural  change,  such as a

                                                                 11 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                   change in economic systems, rapid development of an industrial or value-added economic sector, or attainment of significantly better terms of trade for primary goods, to name a few examples.

                |_|Sustainable economic growth rates are higher, or potentially higher, than developed countries.

                |_|Economies  of these  countries  may be  benefitting  from the rapid growth of neighboring countries and/or may be significantly influenced by growth of demand in the developed markets.

                |_|Personal  income levels and  consumption  are generally lower than those in developed countries, but may be growing at a faster rate.

                |_|The  political  system  is  likely to be, or appear to be, in greater flux than the developed countries listed above.


     [ARROW]  IN WHAT EMERGING MARKET COUNTRIES DOES THE FUND INTEND TO INVEST?

              Some of the countries in which The Boston Company expects to invest or may invest the Fund's assets include, but are not limited to:

                  ASIA: China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand

                  AMERICAS: Argentina, Brazil, Chile, Colombia, Mexico, Peru, Venezuela

                  AFRICA/MIDDLE EAST: Egypt, Ghana, Israel, Morocco, South Africa, Turkey

                  EUROPE/OTHER:  Croatia,  Czech  Republic,   Greece,  Hungary,
                  Poland, Portugal, Russia, Slovakia

              FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market

USAA Emerging Markets Fund -12

--------------------------------------------------------------------------------

              illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_| EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_| POLITICAL RISK.  Political  risk  includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.


      [ARROW] WILL THE FUND'S ASSETS BE INVESTED IN ANY OTHER SECURITIES?

              The Boston  Company may invest the  remainder of the Fund's assets in stocks of selected issuers that have favorable growth prospects, but may not be organized or otherwise situated in emerging markets, as well as short-term sovereign debt securities of emerging market countries for the purpose of obtaining a higher yield.

              Additionally, The Boston Company may also invest the Fund's assets in public and private sector debt and fixed income instruments of emerging market issuers, including Brady Bonds of selected countries, which The Boston Company believes have the potential for significant capital appreciation (due, for example, to its assessment of prospects for the issuer or its domicile country), without regard to any interest or dividend yields payable pursuant to such securities. These latter investments may be considered to be speculative in nature.

                                                                 13 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

     [ARROW]  ARE  THERE  ANY  RESTRICTIONS  AS  TO  THE  TYPES OF  BUSINESS  OR
              OPERATIONS  OF  COMPANIES  IN  WHICH  THE  FUND'S  ASSETS  MAY  BE
              INVESTED?

              No, there are no restrictions except that The Boston Company may not invest 25% or more of the Fund's total assets in any one industry. The Fund's investments will be diversified in four or more countries.

              The Boston Company believes that attractive investment opportunities exist in many emerging markets. While investing a person's assets solely in an emerging markets fund may not be suitable, for those willing to accept higher volatility, including the Emerging Markets Fund in a well-diversified portfolio could significantly enhance returns. The Fund combines the advantages of diversified investment in emerging markets with the convenience and liquidity of a mutual fund based in the United States.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              The Boston Company reviews countries and regions for economic and political stability as well as future prospects. Then it researches individual companies looking for favorable valuations (meaning an estimate of how much the company's worth), growth prospects, quality of management, and industry outlook. The Boston Company will sell securities if it believes they are overvalued or if the political environment significantly deteriorates.

              For additional information about other securities in which the Fund's assets may be invested, see APPENDIX B on page 37.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

USAA Emerging Markets Fund -14

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     --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $41 BILLION AS OF AUGUST 31, 2002.
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Trustees.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

              For our services, the Fund pays us an annual fee. The fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at one percent (1.00%) of average net assets for the fiscal year ended May 31, 2002.

              The investment management fee for the Emerging Markets Strategy Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Fund Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the

                                                                 15 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------


              performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consists of the current month plus the previous 35 months.


     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LIPPER EMERGING MARKETS FUND INDEX
     ---------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------

            +/- 100 to 400                                 +/- 4
            +/- 401 to 700                                 +/- 5
         +/- 701 and greater                               +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have entered into an investment subadvisory agreement with The Boston Company, under which The Boston Company provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board of Trustees and IMCO.


USAA Emerging Markets Fund -16

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              The Boston Company is located at Mellon Financial Center, One Boston Place, Boston, MA 02108-4408. As of August 31, 2002, The Boston Company subadvised 13 mutual funds with assets under management of approximately $20.9 billion.

              The Boston Company is compensated by IMCO out of the management fee we receive from the Fund.

              PORTFOLIO MANAGERS

              The portfolio managers are D. Kirk Henry, CFA, and Carolyn M. Kedersha, CFA, CPA.

              D. Kirk Henry is senior vice president and co-director of International Investments at The Boston Company. He serves as a portfolio manager of the Emerging Markets Value Equity strategy. In addition to his primary responsibilities, Mr. Henry continues to conduct research on companies in Continental Europe and Asia, with the exception of Japan. Prior to joining The Boston Company in 1994, he was an executive vice president at Cseh International & Associates Inc. Mr. Henry graduated with a BA in Human Biology from Stanford University. He received his MBA in Accounting/Finance from the University of Chicago and earned his Chartered Financial Analyst designation in 1986.

              Carolyn M. Kedersha is vice president of The Boston Company and serves as an international equity portfolio manager/security analyst. She conducts research on companies in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia, and Latin America. Prior to joining The Boston Company in 1988, Ms. Kedersha worked for Kelso Management (an affiliate of Fidelity International). Ms. Kedersha graduated from George Washington University with a BA in Accounting and received an MBA with a concentration in International and Finance from Rutgers. She is a Certified Public Accountant and earned a Chartered Financial Analyst designation.


                                                                 17 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Trustees, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.


USAA Emerging Markets Fund -18

--------------------------------------------------------------------------------

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.


HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.


                                                                 19 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------


              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA)  accounts  and  $250  for  IRAs]  or  no  initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

USAA Emerging Markets Fund -20

--------------------------------------------------------------------------------

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San  Antonio,  TX  78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                                                                 21 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA Emerging Markets Fund
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ___________________
                           Shareholder(s) Mutual Fund Account  No.______

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase


USAA Emerging Markets Fund -22

--------------------------------------------------------------------------------


                   request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.


                                                                 23 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------


              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR   TOUCHLINE(R)

                |_|Access usaa.com.

                |_|Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio,  TX 78288
                           (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)

                |_|Send a signed fax to  1-800-292-8177,  or send a telegram to
                   USAA Shareholder Account Services.

                |_|Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_|Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_|Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.


USAA Emerging Markets Fund -24

--------------------------------------------------------------------------------


IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the best interest of the Fund

                |_|limit  or  discontinue the  offering  of  shares  of the Fund without notice to the shareholders

                |_|calculate the NAV per share on a business day that the NYSE
                   is closed

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem  an  account  with  less   than  $900,  with  certain
                   limitations

                                                                 25 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

EXCHANGES
              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 24.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax


USAA Emerging Markets Fund -26

--------------------------------------------------------------------------------


              Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV


                                                                 27 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------


              of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Trustees.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date.


USAA Emerging Markets Fund -28

--------------------------------------------------------------------------------


              Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividend or other distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.


      --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              FOREIGN

              The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you


                                                                 29 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

              to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund. As a shareholder of the Fund, you would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. You will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:


USAA Emerging Markets Fund -30

--------------------------------------------------------------------------------

                |_|underreports dividend or interest income or

                |_|fails to  certify  that he or she  is  not  subject to backup withholding

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


                                                                 31 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

USAA Emerging Markets Fund -32

--------------------------------------------------------------------------------

                                       Year Ended May 31,
                       ---------------------------------------------------------
                          2002       2001        2000       1999      1998
                       ---------------------------------------------------------
Net asset value at
 beginning of period   $    7.16   $    8.98   $   8.49   $    8.98   $   11.53

Income (loss) from
 investment operations:
 Net investment income
  (loss)                    (.02)a       .04a        .02        .08         .07
 Net realized and
  unrealized gain (loss)     .81       (1.85)       .54        (.50)      (2.44)
                       ---------------------------------------------------------
Total from investment
 operations                  .79       (1.81)       .56        (.42)      (2.37)
                       ---------------------------------------------------------
Less distributions:
 From net investment
  income                    (.02)       (.01)      (.07)       (.07)          -
 From capital gains      -                 -          -           -        (.18)
                       ---------------------------------------------------------
Total distributions         (.02)       (.01)      (.07)       (.07)       (.18)

Net asset value at
 end of period          $   7.93   $    7.16   $   8.98   $    8.49   $    8.98
                       =========================================================
Total return (%)*          11.11      (20.19)      6.55       (4.63)     (20.97)

Net assets at end
 of period (000)       $  57,073   $  51,709   $234,953   $ 276,340   $ 294,888

Ratio of expenses to
 average net assets (%)     2.51b       1.39b      1.28        1.27        1.31

Ratio of net investment
 income to average
 net assets (%)             (.33)        .47        .14         .98         .88

Portfolio turnover (%)    257.45      196.75     147.24       83.84       41.23

-------------------
  * Assumes reinvestment of all dividend income and capital gain distributions during the period.

(a)  Calculated using average shares.

(b) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                           (0.01%)     (0.01%)      n/a         n/a         n/a

                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

   MOODY'S CORPORATE RATINGS

     Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca       Bonds  that  are  rated  Ca   represent   obligations   which  are
              speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   S&P CORPORATE RATINGS

     BBB An obligation rated "BBB" exhibits ADEQUATE protection parameters. However, adverse, economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

USAA Emerging Markets Fund -34

--------------------------------------------------------------------------------

              Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated "BB" is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated "B" is MORE VULNERABLE to non payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated "CCC" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC An obligation rated "CC" is CURRENTLY HIGHLY VULNERABLE to nonpayment.

     C The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                                                                35 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

     D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

              Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              A  description   of  ratings  "A"  or  better   assigned  to  debt
              obligations by Moody's and S&P is included in APPENDIX A of the statement of additional information.

USAA Emerging Markets Fund -36

                                   APPENDIX B
--------------------------------------------------------------------------------


     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE EMERGING MARKETS FUND MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              BRADY BONDS AND EMERGING MARKET DEBT

              The Fund's assets may be invested in Brady Bonds and public and private sector debt and fixed income instruments of emerging market issuers. Brady Bonds are securities created through a restructuring plan introduced by former U.S. Treasury Secretary Nicholas Brady. The Brady Plan made provisions whereby existing commercial bank loans to both public and private entities in selected developing countries are exchanged for Brady Bonds. These bonds may be denominated in other currencies, but are usually denominated in U.S. dollars. Brady Bonds are actively traded in over-the-counter markets. As the markets for these securities have from time to time been subject to disruption, we will monitor, on a continuous basis, the liquidity of Brady Bonds held in the Fund's portfolio.

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.


                                                                37 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

              FUTURES

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy and sell an uderlying assets or group of assets, such as a currency or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

USAA Emerging Markets Fund -38

                                   APPENDIX B
--------------------------------------------------------------------------------

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a


                                                                39 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------

              special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued and delay-delivery basis.

                |_|Delivery  and  payment  take  place  after  the  date  of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

                |_|The Fund  does  not earn  interest  on the  securities  until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                |_|Such securities can be sold before settlement date.

              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts or securities.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


USAA Emerging Markets Fund -40

                                   APPENDIX C
--------------------------------------------------------------------------------

              PERFORMANCE INFORMATION FOR THE BOSTON  COMPANY ASSET  MANAGEMENT,
              LLC

              The Fund has retained a subadviser, The Boston Company, to manage the Fund's assets. To assist prospective shareholders in making an informed decision and to further inform existing shareholders, this Appendix provides performance information regarding a composite of all advisory accounts managed by The Boston Company that have substantially similar investment objectives, policies, and strategies as the Fund (Account Composite Performance). The Boston Company supplied the Account Composite Performance from records which it maintains.

              IMCO requires The Boston Company to present to IMCO the performance of all substantially similar managed accounts and mutual funds to help ensure that The Boston Company is showing performance of all its managed accounts and mutual funds, not just its best performing accounts. The Boston Company has represented to IMCO that the Account Composite Performance and associated disclosure are complete and accurate.

              The Account Composite Performance is supplied by The Boston Company to IMCO on a net of advisory fee basis. Actual fees incurred by the Fund will be different and will vary depending on, among other things, the applicable fee schedule, and fund size. The Account Composite Performance would have been different had the Boston Company used the historical expense ratios of the Fund in its calculations. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided.

              Finally,   please  note  the  following  cautionary  guideline  in
              reviewing this Appendix:


                                                                 41 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------


              THE ACCOUNT COMPOSITE PERFORMANCE IS NOT THE FUND'S OWN HISTORICAL PERFORMANCE AND IS NOT NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE. The Fund's performance in the future will be different from The Boston Company's performance in advising substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the funds and advisory accounts, different fees, expenses, performance calculation methods, portfolio size, and composition. This is particularly true for the Account Composite Performance because these accounts may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.


USAA Emerging Markets Fund - 42

--------------------------------------------------------------------------------


              PERFORMANCE COMPARISON1


[BAR CHART]

                                   1 Year Ended   3 Years Ended    5 Years Ended
                                    6/30/2002      6/30/2002(2)     6/30/2002(2)
The Boston Company's Emerging
Markets Value Equity Management
Composite3                             9.49%           4.18%          1.96%

USAA Emerging Markets Fund4            4.30%          -7.56%        - 8.82%

Morgan Stanley Capital International
(MSCI) Emerging Markets Index5         1.31%          -6.30%         -8.40%



  1 The Boston Company's Emerging Markets Value Equity Management Composite does not have performance dating back to the inception of the USAA Emerging Markets Fund. As a result, no performance information is provided for the period since inception (November 7, 1994) of the USAA Emerging Markets Fund.

  2  Annualized

  3  At March 31, 2002, total composite assets were approximately $1.18 billion.

  4 Prior to June 28, 2002, the USAA Emerging Markets Fund was managed solely by IMCO investment professionals.

  5 The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS INDEX is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.


                                                                 43 - Prospectus

USAA EMERGING MARKETS FUND
--------------------------------------------------------------------------------

ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC. 20549-0102.

USAA Emerging Markets Fund - 44

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-4019                              Recycled
                                                                           Paper

                                     Part A


                               Prospectus for the

                               International Fund

                               is included herein

                                                                      PROSPECTUS
                                                                 OCTOBER 1, 2002


                            USAA INTERNATIONAL FUND

     AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     13

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         16

     HOW TO INVEST                                                       17

     HOW TO REDEEM                                                       21

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           23

     EXCHANGES                                                           24

     SHAREHOLDER INFORMATION                                             25

     FINANCIAL HIGHLIGHTS                                                30

     APPENDIX A                                                          32

     APPENDIX B                                                          35

     ADDITIONAL FUND INFORMATION                                         40

USAA International Fund - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund has an objective of capital appreciation with current income as a secondary objective. We are the Fund's investment adviser. We have retained MFS Investment Management (MFS) to serve as subadviser for the Fund. Under normal market conditions, MFS attempts to achieve these objectives by investing at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

              Because any investment involves risk, there is no assurance that the Fund's objectives will be achieved. See FUND INVESTMENTS on page 10 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk, foreign investing risk, and management risk.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

                |_|FOREIGN  INVESTING  RISK  involves the  possibility  that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

                |_|MANAGEMENT  RISK involves the possibility that the investment techniques and risk analyses used by the Fund's managers will not produce the desired results.


                                                                  3 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------

              As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the risks in international markets as a whole tend to be higher than in the United States, the Fund is expected to be more volatile than the average domestic equity mutual fund.

              The bar chart on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

USAA International Fund - 4

--------------------------------------------------------------------------------

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]
               CALENDAR YEAR    TOTAL RETURN
                    1992          -0.15%
                    1993          39.81%
                    1994          -2.69%
                    1995           8.29%
                    1996          19.15%
                    1997           9.04%
                    1998           3.95%
                    1999          28.65%
                    2000         -10.82%
                    2001         -14.58%

                            6-MONTH YTD TOTAL RETURN
                                -1.73% (6/30/02)

               BEST QUARTER*                     WORST QUARTER*
            16.82% 4TH QTR. 1998               -20.23% 3rd QTR. 1998

              * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                  5 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and
              (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which MFS assumed day-to-day management of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets. See Appendix B for information about the performance of advisory accounts that MFS manages in a way that is substantially similar to the way in which it manages the Fund's assets.

USAA International Fund - 6

--------------------------------------------------------------------------------

================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                      SINCE
                                      PAST     PAST       PAST      INCEPTION
INTERNATIONAL FUND                   1 YEAR   5 YEARS   10 YEARS     7/11/88
--------------------------------------------------------------------------------

Return Before Taxes                 -14.58%    2.13%     7.47%       7.41%
Return After Taxes on Distributions -14.69%     .95%     6.41%       6.52%
Return After Taxes on Distributions
 and Sale of Fund Shares             -8.64%    1.59%     6.02%       6.09%
.................................................................................
Morgan Stanley Capital International
 (MSCI) EAFE Index* (REFLECTS NO
 DEDUCTION FOR FEES, EXPENSES,
 OR TAXES)                          -21.44%     .89%     4.46%       4.05%+
.................................................................................

Lipper International Funds Index**
 (REFLECTS NO DEDUCTION FOR TAXES)  -19.33%    2.76%     6.67%       6.95%+


  * MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

 ** LIPPER INTERNATIONAL FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST THEIR ASSETS IN SECURITIES WITH PRIMARY TRADING MARKETS OUTSIDE OF THE UNITED STATES.

  + THE PERFORMANCE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX AND THE LIPPER INTERNATIONAL FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF JUNE 30, 1988, WHILE THE FUND'S INCEPTION DATE IS JULY 11, 1988. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.


                                                                  7 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, and return information for this Fund, through our usaa.com Internet web site once you have established Internet access. See page 19 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

               ------------------------------------------------
               [ARROW]  FUND NUMBER                    52

               [ARROW]  TICKER SYMBOL                  Intl

               [ARROW]  NEWSPAPER SYMBOL               USIFX
               ------------------------------------------------

USAA International Fund - 8

--------------------------------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses during the past fiscal year ended May 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES             (12b-1)          EXPENSES             EXPENSES
--------------------------------------------------------------------------------
        .75%             None              .59%                 1.34%*


  * Through fee offset arrangements with the Fund's custodian, credits, if any, realized as a result of uninvested cash balances are used to reduce custodian expenses. Total Annual Operating Expenses of the Funds reflect total expenses prior to any custodian fee offset arrangements. For the fiscal year ended May 31, 2002, these fee offset arrangements did not affect the total expenses of the Fund.

 ------------------------------------------------------------------------------
    [ARROW]   12b-1 FEES   SOME  MUTUAL  FUNDS CHARGE  THESE  FEES  TO  PAY  FOR
              ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------

              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of those periods shown.

--------------------------------------------------------------------------------
            1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
            $136             $425             $734            $1,613


FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is to normally invest at least 80% of its assets in equity securities of foreign companies. The term "equity securities" is used to include common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

              As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund's assets may be invested in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations.

USAA International Fund - 10

--------------------------------------------------------------------------------


              Stock markets tend to run in long cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

      [ARROW] WHAT IS CONSIDERED TO BE A "FOREIGN COMPANY?"

              A company will be designated as a foreign company by considering several factors, including the country in which the company was legally organized, the location of the company's assets, the location of the company's headquarters, where the company's revenues are derived, and the principal trading market for the company's stock.

              FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

              |_| EMERGING  MARKETS RISK.  Investments  in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_| POLITICAL RISK.  Political risk  includes a  greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.


                                                                 11 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


      [ARROW] WILL THE FUND'S ASSETS BE INVESTED IN ANY OTHER SECURITIES?

              MFS may invest the remainder of the Fund's assets in equity securities of companies that have at least one foreign characteristic, as determined by fund management, utilizing the same factors stated in the definition of a foreign company.


      [ARROW] ARE THERE ANY  RESTRICTIONS  AS  TO  THE  TYPES OF  BUSINESSES  OR
              OPERATIONS  OF  COMPANIES  IN  WHICH  THE  FUND'S  ASSETS  MAY  BE
              INVESTED?

              No, there are no restrictions except that MFS may not invest more than 25% of the Fund's total assets in any one industry. The Fund's investments will be diversified in at least four or more countries.

              MFS believes  the Fund  combines  the  advantages  of investing in
              diversified   international   markets  with  the  convenience  and
              liquidity of a mutual fund based in the United States.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              MFS seeks to outperform the MSCI EAFE Index by identifying investment opportunities that offer above-average growth at attractive valuations. Its investment philosophy is based on the tenet that security prices follow accelerating earnings or cash flow growth. MFS relies on Original ResearchSM by its global team of analysts to select high-quality companies that offer the best relative value across industries and countries.

              MFS intends to keep the Fund well diversified and manage risk by investing across several countries and a wide range of industries. Value is added through individual security selection of the best ideas identified by the analysts. Currency weightings fall out of this stock selection process and are typically not actively managed.

              For additional information about other securities in which MFS may invest the Fund's assets, see APPENDIX A on page 32.

USAA International Fund - 12

--------------------------------------------------------------------------------

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

     --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $41 BILLION AS OF AUGUST 30, 2002.
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Trustees.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

              For our services, the Fund pays us an annual fee. The fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2002.

                                                                 13 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


              The investment management fee for the International Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consists of the current month plus the previous 35 months.

     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LIPPER INTERNATIONAL FUNDS INDEX
     ---------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
             +/- 100 to 400                             +/- 4
             +/- 401 to 700                             +/- 5
           +/- 701 and greater                          +/- 6


       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

USAA International Fund - 14

--------------------------------------------------------------------------------

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              We have entered into an investment subadvisory agreement with MFS (Subadvisory Agreement), under which MFS provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board of Trustees and IMCO.

              MFS, a registered investment adviser, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. As of August 31, 2002, net assets under the management of MFS were approximately $114.2 billion. MFS is located at 500 Boylston Street, Boston, MA 02116.

              MFS is compensated by IMCO out of the management fee we receive from the Fund.

              PORTFOLIO MANAGERS

              David R. Mannheim, senior vice president and global equity portfolio manager, has 18 years of investment management experience and has worked for MFS for 14 years. He served as a lending officer for Midlantic National Bank from July 1982 to August 1986. Mr. Mannheim holds a Master's of Science degree in Management from the Massachusetts Institute of Technology and a Bachelor's degree in Economics from Amherst College.

              Marcus L. Smith, vice president and non-U.S. equity portfolio manager, has 12 years of investment management experience and has worked for MFS for eight years. He served as a senior consultant for Andersen Consulting from August 1988 to

                                                                 15 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


              August 1992. He holds a Master's in Finance from the University of Pennsylvania and a Bachelor's degree in Business Administration from Mount Union College.

              CHANGE OF SUBADVISERS

              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, with the approval of the Fund's Board, to appoint and replace subadvisers, enter into subadvisory agreements, and amend subadvisory agreements on behalf of the Fund without shareholder approval. In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadvisers, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those

USAA International Fund - 16

--------------------------------------------------------------------------------

              involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.


HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

                                                                 17 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA)  accounts  and  $250  for  IRAs]  or  no  initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

USAA International Fund - 18

--------------------------------------------------------------------------------


              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg   Road
                           San  Antonio,  TX  78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288


                                                                19 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


              BANK WIRE

                |_|To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA International Fund
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ___________________
                           Shareholder(s) Mutual Fund Account No._____

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.


USAA International Fund - 20

--------------------------------------------------------------------------------

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.


              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE


                                                                21 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


              (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR  TOUCHLINE(R)

                |_| Access usaa.com.

                |_| Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio,  TX 78288
                           (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are


USAA International Fund - 22

--------------------------------------------------------------------------------


              sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.


IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS


              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the best interest of the Fund

                |_|limit or  discontinue  the offering  of shares  of  the Fund without notice to the shareholders

                |_|calculate the NAV per  share on a  business day that the NYSE is closed

                |_|require a signature  guarantee for transactions or changes in
                   account    information   in   those   instances   where   the


                                                                23 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


                   appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem  an  account  with   less  than  $900,   with  certain
                   limitations


EXCHANGES
              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 22.


USAA International Fund - 24

--------------------------------------------------------------------------------

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

                                                                 25 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of
              Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Trustees.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The  Fund  pays  net   investment   income   dividends   annually.
              Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional

USAA International Fund - 26

--------------------------------------------------------------------------------


              distributions  to  shareholders,   if  necessary,   to  avoid  the
              imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

      --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

                                                                27 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------

              FOREIGN

              The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund. As a shareholder of the Fund, you would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. You will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

USAA International Fund - 28

--------------------------------------------------------------------------------


              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_|underreports dividend or interest income or

                |_|fails to certify that he or she is not subject to backup
                   withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

                                                                29 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

USAA International Fund - 30

--------------------------------------------------------------------------------

                                        Year ended May 31,
                        --------------------------------------------------------
                           2002        2001      2000        1999       1998
                        --------------------------------------------------------

Net asset value at
   beginning of period  $   18.23   $   22.28  $   19.79   $   21.94  $   21.03

Income (loss) from
 investment
 operations:
 Net investment income        .14         .16        .11         .21        .19
 Net realized and
   unrealized gain (loss)    (.56)      (3.01)      3.70       (1.62)      2.41
                        --------------------------------------------------------
Total from investment
 operations                  (.42)      (2.85)      3.81       (1.41)      2.60
                        --------------------------------------------------------
Less distributions:
 From net investment
   income                    (.18)       (.11)      (.18)       (.19)      (.12)
 From capital gains           __        (1.09)     (1.14)       (.55)     (1.57)
                        --------------------------------------------------------

Total distributions          (.18)      (1.20)     (1.32)       (.74)     (1.69)
                        --------------------------------------------------------
Net asset value
 at end of period       $   17.63   $   18.23  $   22.28   $   19.79  $   21.94
                        ========================================================

Total return (%)*           (2.22)     (13.84)     19.26       (6.63)     13.29

Net assets at end of
 period (000)           $ 382,459   $ 419,236  $ 533,305   $ 499,882  $ 628,655

Ratio of expenses to
 average net assets (%)      1.32(a)     1.14(a)    1.11        1.12       1.05

Ratio of net investment
 income to average
 net assets (%)               .78         .84        .73         .98        .87

Portfolio turnover (%)      35.63       32.75      39.75       37.69      42.97

  * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS DURING THE PERIOD.
 (A) REFLECTS TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENT.


                                                                31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE INTERNATIONAL FUND MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CONVERTIBLE SECURITIES

              We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.


USAA International Fund - 32

--------------------------------------------------------------------------------

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Fund to qualified financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in short-term investments. If the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund, the Fund could experience a delay in the recovery of its securities, or a capital loss. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).

              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution


                                                                33 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


              obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              REPURCHASE AGREEMENTS

              We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


USAA International Fund - 34

                                   APPENDIX B
--------------------------------------------------------------------------------

              PERFORMANCE INFORMATION FOR MFS INVESTMENT MANAGEMENT

              The Fund has retained a subadviser, MFS, to manage the Fund's assets. To assist prospective shareholders in making an informed decision and to further inform existing shareholders, this Appendix provides performance information regarding a composite of all advisory accounts managed by MFS that have substantially similar investment objectives, policies, and strategies as the Fund (Account Composite Performance). MFS supplied the Account Composite Performance from records which it maintains.

              IMCO requires MFS to present to IMCO the performance of all substantially similar managed accounts and mutual funds to help ensure that MFS is showing performance of all its managed accounts and mutual funds, not just its best performing accounts. MFS has represented to IMCO that the Account Composite Performance and associated disclosure are complete and accurate.

              The Account Composite Performance is supplied by MFS to IMCO on a net of advisory fee basis. Actual fees incurred by the Fund will be different and will vary depending on, among other things, the applicable fee schedule, and fund size. The Account Composite Performance would have been different has MFS used the historical expense ratios of the Fund in its calculations. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided.

              Finally,   please  note  the  following  cautionary  guideline  in
              reviewing this Appendix:


                                                                35 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------


              THE ACCOUNT COMPOSITE PERFORMANCE IS NOT THE FUND'S OWN HISTORICAL PERFORMANCE AND IS NOT NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE. The Fund's performance in the future will be different from the performance of MFS in advising substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the funds and advisory accounts, different fees, expenses, performance calculation methods, portfolio size, and composition. This is particularly true for the Account Composite Performance because these accounts may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts. In this regard, we also note that the advisory accounts in the MFS International Equity Composite do not have a secondary objective of current income, unlike the USAA International Fund.


USAA International Fund - 36

--------------------------------------------------------------------------------

              PERFORMANCE COMPARISON1

[BAR CHART]

                                   1 Year Ended   3 Years Ended   5 Years Ended
                                    6/30/2002     6/30/2002(2)     6/30/2002(2)

MFS International Equity Composite3    -5.37           1.06%          2.87%

USAA International Fund4               -1.83%         -2.17%         -0.42%

Morgan Stanley Capital
International (MSCI) EAFE Index5       -9.49%         -6.78%         -1.55%


     1 The MFS International  Equity Composite does not have performance  dating back 10 years or to the inception of the USAA International Fund. As a result, no performance is provided for the 10 years ended June 30, 2002, or for the period since inception (July 11, 1988) of the USAA International Fund.

     2 Annualized

     3 At June 30,  2002,  total  composite  assets  were  approximately  $1.15 billion.

     4 Prior to June 28, 2002, the USAA International Fund was managed solely by
       IMCO investment professionals.

     5 The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is an unmanaged index that reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

                                                                37 - Prospectus

                                      NOTES

USAA International Fund - 38

                                      NOTES

                                                                 39 - Prospectus

USAA INTERNATIONAL FUND
--------------------------------------------------------------------------------


ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA International Fund - 40

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-4019                              Recycled
                                                                           Paper

                                     Part A


                               Prospectus for the

                                World Growth Fund

                               is included herein

                                                                      PROSPECTUS
                                                                 OCTOBER 1, 2002

                                   USAA WORLD
                                   GROWTH FUND


     As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA WORLD GROWTH FUND
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Table of CONTENTS

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     12

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         16

     HOW TO INVEST                                                       17

     HOW TO REDEEM                                                       21

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           23

     EXCHANGES                                                           24

     SHAREHOLDER INFORMATION                                             25

     FINANCIAL HIGHLIGHTS                                                30

     APPENDIX A                                                          32

     APPENDIX B                                                          35

     ADDITIONAL FUND INFORMATION                                         40

USAA World Growth Fund - 2

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USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?


              The Fund has an  objective  of  capital  appreciation.  We are the
              Fund's  investment   adviser.  We  have  retained  MFS  Investment
              Management (MFS) to serve as subadviser of the Fund. MFS will attempt to achieve this objective by investing the Fund's assets mostly in a mix of foreign (including emerging market) and domestic equity securities. Under normal market conditions, the
              Fund's investments will be diversified in at least three countries, one of which is the United States.


              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are stock market risk, the foreign investing risk, and management risk.

                |_|STOCK MARKET RISK involves the possibility  that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

                |_|FOREIGN  INVESTING  RISK  involves the  possibility  that the value of the Fund's investments in foreign stock will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

                |_|MANAGEMENT RISK involves the possibility that the  investment techniques and risk analyses used by the Fund's managers will not produce the desired results.

                                                                  3 - Prospectus

USAA WORLD GROWTH FUND
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              As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. Because the Fund invests in foreign markets, this Fund is expected to be more volatile than the average equity mutual fund.

              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

USAA World Growth Fund - 4

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              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

              CALENDAR YEAR      TOTAL RETURN
                    1993*         24.03%
                    1994           0.64%
                    1995          12.85%
                    1996          19.08%
                    1997          12.87%
                    1998          10.37%
                    1999          30.73%
                    2000         -11.20%
                    2001         -17.50%

                   * FUND BEGAN OPERATIONS ON OCTOBER 1, 1992.


                            6-MONTH YTD TOTAL RETURN
                                -6.48% (6/30/02)


               BEST QUARTER**                     WORST QUARTER**
            20.60% 4Th QTR. 1998                -18.95% 3rd QTR. 1998

             ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER"  FIGURES ARE
                APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.


                                                                  5 - Prospectus

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              The following table shows how the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.


              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.


              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

              This may be particularly true for the period prior to June 28, 2002, which is the date on which MFS assumed day-to-day management of the Fund's assets. Prior to that date, IMCO was solely responsible for managing the Fund's assets. See Appendix B for information about the performance of advisory accounts that MFS manages in a way that is substantially similar to the way in which it manages the Fund's assets.

USAA World Growth Fund - 6

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================================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                                    SINCE
                                         PAST         PAST        INCEPTION
 WORLD GROWTH FUND                      1 YEAR       5 YEARS        10/1/92
--------------------------------------------------------------------------------
 Return Before Taxes                    -17.50%        3.59%         8.12%
 Return After Taxes on Distributions    -17.53%        2.44%         7.04%
 Return After Taxes on Distributions
  and Sale of Fund Shares               -10.50%        2.82%         6.58%
................................................................................
 Morgan Stanley Capital
  International (MSCI) World
  Index* (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES, OR TAXES)         -16.82%        5.37%        9.34%+
................................................................................
 Lipper Global Funds Index**
  (REFLECTS NO DEDUCTION FOR TAXES)     -15.76%        6.13%        9.78%+



   * MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

  ** THE LIPPER GLOBAL FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 25% OF THEIR PORTFOLIO IN SECURITIES TRADED OUTSIDE OF THE UNITED STATES AND THAT MAY OWN U.S. SECURITIES AS WELL.


   + THE PERFORMANCE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX AND LIPPER GLOBAL FUNDS INDEX IS CALCULATED WITH A COMMENCEMENT DATE OF SEPTEMBER 30, 1992, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 1, 1992. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.
================================================================================


                                                                   7 -Prospectus

USAA WORLD GROWTH FUND
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              CURRENT PRICE AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------


              Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, and return information for this Fund, through our usaa.com Internet web site once you have established Internet access. See page 19 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign(#) when asked for a fund code.


              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.


               -----------------------------------------------
               [ARROW]  FUND NUMBER                 54


               [ARROW]  TICKER SYMBOL               WldGr

               [ARROW]  NEWSPAPER SYMBOL            USAWX
               -----------------------------------------------

USAA World Growth Fund - 8

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FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS


              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)


              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses during the past fiscal year ended May 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.


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                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES             (12b-1)          EXPENSES             EXPENSES
--------------------------------------------------------------------------------
            .75%           None             .67%                1.42%*

  * THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUNDS REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENTS. FOR THE FISCAL YEAR ENDED MAY 31, 2002, THIS FEE OFFSET ARRANGEMENT DID NOT AFFECT THE TOTAL EXPENSES OF THE FUND.

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    [ARROW]   12b-1 FEES   SOME  MUTUAL  FUNDS CHARGE  THESE  FEES  TO  PAY  FOR
              ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA WORLD GROWTH FUND
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              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES


              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.


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            1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
            $145             $449              $776            $1,702


FUND INVESTMENTS


              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is the investment of its assets primarily in equity securities of both foreign and domestic issuers. The term "equity securities" is used to include common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

              As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of the Fund's assets may be invested in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

              STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations.

USAA World Growth Fund - 10

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              Stock markets tend to run in long cycles, with periods when stock prices generally go up, and periods when stock prices generally go down. Equity securities tend to be more volatile than bonds.

      [ARROW] WHY  ARE  FOREIGN  AND  DOMESTIC  STOCKS COMBINED  IN  THE  FUND'S
              PORTFOLIO?

              MFS believes that international diversification may have a balancing impact with regard to domestic investments during periods of adverse economic and market conditions in the United States. Therefore, the Fund combines the advantages of investing in a diversified international market and domestic market, with the convenience and liquidity of a mutual fund based in the United States.


              FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.


              |_| EMERGING  MARKETS RISK.  Investments  in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

              |_| POLITICAL RISK.  Political risk  includes  a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

              MANAGEMENT RISK: This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's managers will produce the desired results.

                                                                 11 - Prospectus

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      [ARROW] ARE THERE ANY  RESTRICTIONS  AS  TO  THE  TYPES OF  BUSINESSES  OR
              OPERATIONS  OF  COMPANIES  IN  WHICH  THE  FUND'S  ASSETS  MAY  BE
              INVESTED?

              No, there are no restrictions except that MFS may not invest more than 25% of the Fund's total assets in any one industry. Under normal market conditions, the Fund's investments will be diversified in at least three countries.

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              MFS seeks to outperform the MSCI World Index by identifying investment opportunities that offer above-average growth at attractive valuations. Its investment philosophy is based on the tenet that security prices follow accelerating earnings or cash flow growth. MFS relies on Original ResearchSM by its global team of analysts to select high-quality companies that offer the best relative value across industries and countries, one of which is the United States.

              MFS intends to keep the Fund well diversified and manage risk by investing across several countries and a wide range of industries. Value is added through individual security selection of the "best ideas" identified by the analysis. Currency weightings fall out of this stock selection process and are typically not actively managed.

              For additional information about other securities in which the Fund's assets may be invested, see APPENDIX A on page 32.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

USAA World Growth Fund - 12

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      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $41 BILLION AS OF AUGUST 31, 2002.
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, we are responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Fund's Board of Trustees.

              The Fund uses a "manager-of-managers" structure. We are authorized to select (with approval of the Fund's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. We monitor each subadviser's performance through quantitative and qualitative analysis, and periodically report to the Fund's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated or modified. We also are responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and we can change the allocations without shareholder approval.

              For our services, the Fund pays us an annual fee. The fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended May 31, 2002.


              The investment management fee for the World Growth Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated by monthly comparing the Fund's

                                                                 13 - Prospectus

USAA WORLD GROWTH FUND
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              performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the current month plus the previous 35 months.


     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LIPPER GLOBAL FUNDS INDEX
     ---------------------------------------------------------------------------

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
           +/- 100 to 400                               +/- 4
           +/- 401 to 700                               +/- 5
         +/- 701 and greater                            +/- 6

       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

USAA World Growth Fund - 14

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              We have entered into an interim investment subadvisory agreement with MFS (Subadvisory Agreement), under which MFS provides day-to-day discretionary management of the Fund's assets in accordance with the Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Fund's Board of Trustees and IMCO.

              MFS, a registered investment adviser, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. As of August 31, 2002, net assets under the management of MFS were approximately $114.2 billion. MFS is located at 500 Boylston Street, Boston, MA 02116.


              MFS is compensated by IMCO out of the management fee we receive from the Fund.

              PORTFOLIO MANAGER


              David R. Mannheim, senior vice president and global equity portfolio manager, has 18 years of investment management experience and has worked for MFS for 14 years. He served as a lending officer for Midlantic National Bank from July 1982 to August 1986. Mr. Mannheim holds a Master's of Science degree in Management from the Massachusetts Institute of Technology and a Bachelor's degree in Economics from Amherst College.


              CHANGE OF SUBADVISERS


              We have received an exemptive order from the Securities and Exchange Commission (SEC) that permits us, subject to certain conditions, including prior approval of the Fund's Board of Trustees, to appoint and replace subadvisers, enter into subadvisory agreements and amend subadvisory agreements on behalf of the Fund without shareholder approval.

                                                                 15 - Prospectus

USAA WORLD GROWTH FUND
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              In this connection, we can change the fee rate payable to a subadviser or appoint a new subadviser at a fee rate different than that paid to the current subadviser, which in turn may result in a different fee retained by IMCO. We will notify shareholders within 90 days after hiring any new subadviser for the Fund.




USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM


              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. An investment adviser will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.


              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining

USAA World Growth Fund - 16

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              a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.


HOW TO INVEST

              OPENING AN ACCOUNT


              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.


              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

                                                                 17 - Prospectus

USAA WORLD GROWTH FUND
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              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.


              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA)  accounts  and  $250  for  IRAs]  or  no  initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.



              ADDITIONAL PURCHASES


                |_|$50 minimum per transaction, per account.

USAA World Growth Fund - 18

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              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL
                |_| To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San  Antonio,  TX  78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288


               BANK WIRE


                |_|To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                                                                 19 - Prospectus

USAA WORLD GROWTH FUND
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                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA World Growth Fund Name
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ___________________
                           Shareholder(s) Mutual Fund Account  No._____

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the

USAA World Growth Fund - 20

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                   NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

                                                                 21 - Prospectus

USAA WORLD GROWTH
--------------------------------------------------------------------------------


             HOW TO REDEEM BY . . .
              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)


                |_|Access usaa.com.

                |_|Send your written instructions to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio,  TX 78288
                           (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)


                 |_|Send a signed fax to  1-800-292-8177,  or send a telegram to
                   USAA Shareholder Account Services.


                |_|Call toll free  1-800-531-8448  (in San Antonio,  456-7202)to speak with a member service representative.

                |_|Call toll free  1-800-531-8777  (in San Antonio,  498-8777)to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_|Call toll free  1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.

USAA World Growth Fund - 22

--------------------------------------------------------------------------------


IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS


              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).


              FUND RIGHTS

              The Fund reserves the right to:

                |_| reject purchase or exchange orders when in the best interest of the Fund

                |_| limit or  discontinue  the offering  of  shares  of the Fund without notice to the shareholders

                |_| calculate the  NAV per share on a business day that the NYSE is closed

                |_| require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_| redeem  an   account  with  less  than  $900,  with  certain
                    limitations

                                                                 23 - Prospectus

USAA WORLD GROWTH FUND
--------------------------------------------------------------------------------
EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 22.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING


              To minimize Fund costs and to protect the Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax

USAA WORLD GROWTH FUND - 24

--------------------------------------------------------------------------------

              Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.

     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.


              Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As such, the NAV of the Fund's shares may change on days when

                                                                 25 - Prospectus

USAA WORLD GROWTH FUND
--------------------------------------------------------------------------------

              shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under valuation procedures approved by the Fund's Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

              Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Trustees.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December of each year. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all income dividends and capital gain distributions in additional shares of the distributing Fund unless you instruct us differently. The share

USAA World Growth Fund - 26

--------------------------------------------------------------------------------

              price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the dividend or other distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.


              TAXES


              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

                                                                 27 - Prospectus

USAA WORLD GROWTH FUND
--------------------------------------------------------------------------------

              FOREIGN

              The Fund may be subject to foreign withholding or other taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the Foreign Election) that would permit you to take a credit (or a deduction) for foreign income taxes paid by the Fund. If the Foreign Election is made, you would include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund. As a shareholder of the Fund, you would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally. Alternatively, you could, if it were to your advantage, treat the foreign income taxes withheld as an itemized deduction in computing taxable income rather than as a tax credit. You will not be entitled to a foreign tax credit for taxes paid to certain countries; however, if the Fund otherwise qualifies for the Foreign Election, a deduction for such taxes will be available to shareholders of the Fund. It is anticipated that the Fund will make the Foreign Election.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

              Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

USAA World Growth Fund - 28

--------------------------------------------------------------------------------

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_| underreports dividend or interest income or

                |_| fails to certify that he  or she  is  not subject  to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Funds' transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.


              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

                                                                 29 - Prospectus

USAA WORLD GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).


              This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

USAA World Growth Fund - 30

--------------------------------------------------------------------------------

                                        Year ended May 31,
                         -------------------------------------------------------
                          2002         2001         2000     1999      1998
                         -------------------------------------------------------
Net asset value at
   beginning of period   $   15.90   $   20.61  $   18.11  $   18.36  $   16.84
Income (loss) from
   investment
   operations:
Net investment income          .03         .07        .05        .10        .11
Net realized and
   unrealized gain (loss)    (1.43)      (3.70)      3.94        .27       2.51
                         -------------------------------------------------------
Total from investment
   operations                (1.40)      (3.63)      3.99        .37       2.62
Less distributions:
   From net investment income (.07)       (.07)      (.06)      (.10)      (.08)
   From capital gains         (.01)      (1.01)     (1.43)      (.52)     (1.02)
                         -------------------------------------------------------
Total distributions           (.08)      (1.08)     (1.49)      (.62)     (1.10)
                         -------------------------------------------------------
Net asset value
   at end of period      $   14.42   $   15.90  $   20.61  $   18.11  $   18.36
                         =======================================================
Total return (%)*            (8.79)     (18.83)     22.59       2.06      16.29
Net assets at end of
   period (000)          $ 276,019   $ 320,269  $ 414,470  $ 326,702  $ 356,880
Ratio of expenses to
   average net assets (%)     1.40(a)     1.14(a)    1.12       1.16       1.13
Ratio of net investment
   income to average
   net assets (%)              .21         .41        .39        .55        .64
Portfolio turnover (%)       51.18       38.30      39.20      51.19      45.04


 * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS DURING THE PERIOD.

(A) REFLECTS  TOTAL  EXPENSES  PRIOR TO ANY  CUSTODIAN  FEE OFFSET ARRANGEMENT.

                                   APPENDIX A
--------------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE WORLD GROWTH FUND MAY BE INVESTED:

              AMERICAN DEPOSITARY RECEIPTS (ADRS)

              The Fund's assets may be invested in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              CONVERTIBLE SECURITIES

              The Fund's assets may be invested in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

              FORWARD CURRENCY CONTRACTS

              The Fund may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. The Fund only enters into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

USAA World Growth Fund - 32

--------------------------------------------------------------------------------

              GLOBAL DEPOSITARY RECEIPTS (GDRS)

              The Fund's assets may be invested in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              LENDING OF SECURITIES

              The Fund may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Fund to qualified financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in short-term investments. If the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund, the Fund could experience a delay in the recovery of its securities, or a capital loss. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).


              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest

                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

              rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.



USAA World Growth Fund - 34

                                   APPENDIX B
--------------------------------------------------------------------------------

              PERFORMANCE INFORMATION FOR MFS INVESTMENT MANAGEMENT

              The Fund has retained a subadviser, MFS, to manage the Fund's assets. To assist prospective shareholders in making an informed decision and to further inform existing shareholders, this Appendix provides performance information regarding a composite of all advisory accounts managed by MFS that have substantially similar investment objectives, policies, and strategies as the Fund (Account Composite Performance). MFS supplied the Account Composite Performance from records which it maintains.

              IMCO requires MFS to present to IMCO the performance of all substantially similar managed accounts and mutual funds to help ensure that MFS is showing performance of all its managed accounts and mutual funds, not just its best performing accounts. MFS has represented to IMCO that the Account Composite Performance and associated disclosure are complete and accurate.


              The Account Composite Performance is supplied by MFS to IMCO on a net of advisory fee basis. Actual fees incurred by the Fund will be different and will vary depending on, among other things, the applicable fee schedule, and fund size. The Account Composite Performance would have been different had MFS used the historical expense ratios of the Fund in its calculations. In addition, the performance of an appropriate unmanaged benchmark index, not adjusted for any fees or expenses, is provided.


              Finally,   please  note  the  following  cautionary  guideline  in
              reviewing this Appendix:

                                                                35 - Prospectus

                                   APPENDIX B
--------------------------------------------------------------------------------


              THE ACCOUNT COMPOSITE PERFORMANCE IS NOT THE FUND'S OWN HISTORICAL PERFORMANCE AND IS NOT NECESSARILY AN INDICATION OF THE FUND'S FUTURE PERFORMANCE. The Fund's performance in the future will be different from the performance of MFS in advising substantially similar advisory accounts and mutual funds due to factors such as differences in the cash flows into and out of the funds and advisory accounts, different fees, expenses, performance calculation methods, portfolio size, and composition. This is particularly true for the Account Composite Performance because these accounts may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of these accounts.

USAA World Growth Fund - 36

--------------------------------------------------------------------------------

              PERFORMANCE COMPARISON

                                   1 Year Ended   3 Years Ended    5 Years Ended   For the Period
                                    6/30/2002      6/30/2002(2)     6/30/2002(2)   Ended 6/30/2002
                                                                                   Since Inception of
                                                                                    the World Growth
                                                                                   Fund (10/1/1992) 1

MFS Global Equity Composite 2          -6.12%         -1.43%            4.09%         10.96%
USAA World Growth Fund 3              -11.43%         -6.84%           -0.62%          6.95%
Morgan Stanley Capital
  International
  (MSCI) World Index 4                -15.22%         -8.82%            0.52%          7.81%


     1 Annualized
     2 At June 30, 2002, total composite assets were approximately $1.58 billion.
     3 Prior to June 28, 2002,  the USAA World Growth Fund was managed solely by
       IMCO investment professionals.
     4 The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.


                                                                 37 - Prospectus

                                     NOTES
USAA World Growth Fund - 38

                                     NOTES
                                                                 39 - Prospectus
USAA WORLD GROWTH FUND
--------------------------------------------------------------------------------



ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semi-annual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA World Growth Fund - 40

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-4019                              Recycled
                                                                           Paper

                                     Part A


                               Prospectus for the

                                   GNMA Trust

                               is included herein

                                                                      PROSPECTUS
                                                                 OCTOBER 1, 2002


                                USAA GNMA Trust

     AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

USAA GNMA TRUST
--------------------------------------------------------------------------------


Table of CONTENTS
-------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    9

     FUND INVESTMENTS                                                    10

     FUND MANAGEMENT                                                     14

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         16

     HOW TO INVEST                                                       17

     HOW TO REDEEM                                                       21

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           23

     EXCHANGES                                                           24

     SHAREHOLDER INFORMATION                                             25

     FINANCIAL HIGHLIGHTS                                                29

     APPENDIX A                                                          31

     ADDITIONAL FUND INFORMATION                                         36


USAA GNMA Trust - 2

--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund has an objective of providing investors a high level of current income consistent with preservation of principal. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in Government National Mortgage Association (GNMA) securities backed by the full faith and credit of the U.S. government. These GNMA securities typically will take the form of pass-through certificates (which represent ownership in a pool of mortgage loans).

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 10 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are interest rate risk, prepayment risk, and management risk.

                |_|INTEREST  RATE RISK involves the  possibility  that the value of the Fund's investments will fluctuate because of changes in interest rates.

                   IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                                                                  3 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------

              |_| PREPAYMENT RISK involves the possibility that prepayments of mortgages in the Fund's portfolio will require reinvestment at lower interest rates, resulting in less interest income to the Fund.

              |_| MANAGEMENT RISK involves the  possibility  that the investment techniques and risk analyses used by the Fund's manager will not produce the desired results.

              As with other mutual funds, losing money is also a risk of investing in this Fund.

              As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.


COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. In fact, the value of your investment in the GNMA Trust will fluctuate with the changing market values of the investments in the Fund. While the value of the securities in which the GNMA Trust invests have historically involved little credit risk, the market value of these securities is not guaranteed and will fluctuate inversely with changes in the general level of interest rates. The value of these securities will increase when interest rates decline and decrease when interest rates rise.

USAA GNMA Trust - 4

--------------------------------------------------------------------------------


              The following bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year for the past ten years.

              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate TOTAL RETURN.


              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1992           6.09%
                              1993           7.11%
                              1994          -0.02%
                              1995          16.76%
                              1996           2.94%
                              1997           9.51%
                              1998           8.26%
                              1999          -3.61%
                              2000          12.17%
                              2001           7.15%

                            6-MONTH YTD TOTAL RETURN
                                4.68% (6/30/02)


               BEST QUARTER*                   WORST QUARTER*
          5.19% 2nd Qtr. 1995                -2.42% 1st Qtr. 1996

          ** PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                  5 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------

              The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable income or capital gains and
              (2) assumes that you paid taxes on the Fund's distributions of taxable income or capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown on the next page are not relevant to you.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.


USAA GNMA TRUST - 6

--------------------------------------------------------------------------------


================================================================================

                          AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                       SINCE
                                        PAST      PAST      PAST     INCEPTION
  GNMA TRUST                           1 YEAR   5 YEARS   10 YEARS     2/1/91
================================================================================
  Return Before Taxes                   7.15%    6.55%     6.49%       7.15%
  Return After Taxes on Distributions   4.63%    3.86%     3.70%       4.36%
  Return After Taxes on Distributions
   and Sale of Fund Shares              4.32%    3.89%     3.79%       4.38%
.................................................................................
  Lehman Brothers GNMA 30-Year
   Index* (REFLECTS NO DEDUCTION
   FOR FEES, EXPENSES, OR TAXES)        8.22%    7.51%     7.19%       7.89%o
.................................................................................
  Lipper GNMA Funds Index**
   (REFLECTS NO DEDUCTION FOR TAXES)    7.42%    6.75%     6.39%       7.05%o


   * LEHMAN BROTHERS GNMA 30-YEAR INDEX IS AN UNMANAGED INDEX OF PASS-THROUGH SECURITIES WITH AN ORIGINAL MATURITY OF 30 YEARS.

   **LIPPER  GNMA FUNDS INDEX  TRACKS  THE  TOTAL RETURN  PERFORMANCE  OF THE 10
     LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES.

   o THE PERFORMANCE OF THE LEHMAN BROTHERS GNMA 30-YEAR INDEX AND LIPPER GNMA FUNDS INDEX IS CALCULATED WITH AN INCEPTION DATE OF JANUARY 31, 1991, WHILE THE FUND'S INCEPTION DATE IS FEBRUARY 1, 1991. THERE MAY BE A SLIGHT VARIATION IN THE COMPARATIVE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.


              YIELD
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 2001, was 5.31%.


              ------------------------------------------------------------------
              YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.
              ------------------------------------------------------------------


                                                                  7 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------


              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund, through our usaa.com Internet web site once you have established Internet access. See page 19 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund you would like to receive information on followed by the pound sign(#) when asked for a fund code.

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.


               ------------------------------------------------
               [ARROW]  FUND NUMBER                    58

               [ARROW]  TICKER SYMBOL                  USGNX

               [ARROW]  NEWSPAPER SYMBOL               GNMA
               ------------------------------------------------

USAA GNMA Trust - 8

--------------------------------------------------------------------------------

              FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses during the past fiscal year ended May 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES             (12b-1)          EXPENSES             EXPENSES
--------------------------------------------------------------------------------
        .13%               None             .31%                 .44%


  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------

                                                                  9 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------


              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.


--------------------------------------------------------------------------------
            1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
             $45             $141              $246            $555


FUND INVESTMENTS


              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal investment strategy is to normally invest at least 80% of its assets in GNMA securities.


      [ARROW] WHAT ARE GNMA SECURITIES?

              GNMA securities represent ownership in a pool of mortgage loans or a single mortgage loan. Each mortgage loan is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Once approved by GNMA, each mortgage or pool of mortgages is additionally guaranteed by GNMA as to the timely payment of principal and interest (regardless of whether the mortgagors actually make their payments). The guarantee represents a general obligation of the U.S. Treasury. Therefore, GNMA securities are guaranteed by the full faith and credit of the U.S. government.

USAA GNMA TRUST - 10

--------------------------------------------------------------------------------

      [ARROW] WHAT IS THE CREDIT QUALITY OF THESE SECURITIES?

              Securities that are backed by the full faith and credit of the U.S. government (meaning that the payment of principal and interest is guaranteed by the U.S. Treasury) are considered to be of the highest credit quality available.


      [ARROW] HOW DO GNMA SECURITIES DIFFER FROM CONVENTIONAL BONDS?

              GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. Additionally, the Fund may receive unscheduled principal payments, which represent prepayments on the underlying mortgages.

              Because the Fund will reinvest these scheduled and unscheduled principal payments at a time when the current interest rate may be higher or lower than the Fund's current yield, an investment in the Fund may not be an effective means of "locking in" long-term interest rates.

              INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

                                                                 11 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------


      [ARROW] WHAT IS THE AVERAGE MATURITY OF A GNMA SECURITY?

              GNMA securities evidence interest in a pool of underlying mortgages (or a single mortgage), which generally have maximum lives of either 15, 20, 30, or 40 years. However, due to both scheduled and unscheduled principal payments, GNMA securities have a shorter average life and, therefore, have less principal volatility than a bond of comparable maturity.

              Since the prepayment rates will vary widely, it is not possible to accurately predict the average life of a particular GNMA pool, though it will be shorter than the stated final maturity. Because the expected average life is a better indicator of the maturity characteristics of GNMA securities, principal volatility and yield may be more comparable to 10-year Treasury bonds.

              PREPAYMENT RISK. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.


USAA GNMA Trust - 12

      [ARROW] WILL THE FUND'S ASSETS  BE  INVESTED IN  ANY OTHER  TYPES  OF U.S.
              GOVERNMENT SECURITIES?

              Yes. We may invest the remainder of the Fund's total assets in other obligations of the U.S. government, including U.S. Treasury bills, notes and bonds, and securities issued by U.S. government agencies and instrumentalities such as, but not limited to:


                |_|        Federal National Mortgage Association

                |_|        Federal Home Loan Mortgage Corporation

                |_|        Federal Housing Administration

                |_|        Department of Housing and Urban Development

                |_|        Export-Import Bank

                |_|        Farmer's Home Administration

                |_|        General Services Administration

                |_|        Maritime Administration

                |_|        Small Business Administration

                |_| repurchase agreements collateralized by such obligations

              The Fund may also invest in GNMA or other U.S. government agency collateralized mortgage obligations (CMOs).

              As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

                                                                 13 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------

      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We manage the Fund to generate high total return with strong emphasis on current income. Of particular importance for mortgage securities is prepayment risk. We generally try to diversify this risk by buying different kinds of mortgage securities which should have different prepayment characteristics. When weighing our decision to buy or sell a security, we strive to balance the value of the level of income, the prepayment risk, and the price volatility, both for the individual security and its relationship with the rest of the portfolio.

              For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 31.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.


      --------------------------------------------------------------------------
      [ARROW] TOTAL  ASSETS  UNDER  MANAGEMENT  BY  USAA  INVESTMENT  MANAGEMENT
              COMPANY APPROXIMATELY $41 BILLION AS OF AUGUST 31, 2002.
      --------------------------------------------------------------------------


              We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. The fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. This fee was computed and paid at one-eighth of one percent (.125%) of average net assets for the fiscal year ended May 31, 2002.

USAA GNMA Trust - 14

--------------------------------------------------------------------------------


              The investment management fee for the GNMA Trust is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index. The base fee for the Fund is computed and paid as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.


     ---------------------------------------------------------------------------
     [ARROW]  LIPPER INDEXES
              LIPPER BALANCED FUNDS INDEX
     ---------------------------------------------------------------------------


              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:


  ------------------------------------------------------------------------------
           OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
            (IN BASIS POINTS)1               OF THE FUND'S AVERAGE NET ASSETS)
  ------------------------------------------------------------------------------
              +/- 20 to 50                           +/- 4
              +/- 51 to 100                          +/- 5
           +/- 101 and greater                       +/- 6


       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

                                                                 15 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------


              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.

              PORTFOLIO MANAGER

              Margaret Weinblatt, Ph.D., CFA, vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since May 31, 2002. She has 22 years of investment management experience and has worked for us for two years. Prior to joining us, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and BA from Radcliffe College.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USAA GNMA Trust - 16

--------------------------------------------------------------------------------


              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.


HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if


                                                                 17 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------


              you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.


              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000   [$500   Uniform   Gifts/Transfers   to  Minors   Act
                   (UGMA/UTMA)  accounts  and  $250  for  IRAs]  or  no  initial investment if you elect to have monthly electronic investments of at least $50 per transaction,

USAA GNMA Trust - 18

--------------------------------------------------------------------------------

                   per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

              ADDITIONAL PURCHASES

                |_|$50 minimum per transaction, per account.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal  computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                |_|To open an account, send your application and check to:

                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio,  TX  78288
                           (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)


                |_|To add to your account,  send your check and the deposit stub in the business reply envelope that

                                                                 19 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------

                   accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To open or add to your  account,  instruct  your bank  (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA GNMA Trust
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ____________________
                           Shareholder(s) Mutual Fund Account No._____

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional  purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you have an existing  USAA  mutual fund  account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

              USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-7777)

                |_|In addition to obtaining  account balance  information,  last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund

USAA GNMA TRUST - 20

--------------------------------------------------------------------------------


                   account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343
              (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional  shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

                                                                 21 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------


              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_|Access usaa.com.

                |_|Send your written instructions to:

                      USAA Shareholder Account Services
                      9800 Fredericksburg Road
                      San Antonio,  TX 78288
                      (FOR OVERNIGHT  MAIL, USE ZIP CODE 78240)

                |_| Send a signed fax to  1-800-292-8177,  or send a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio,  456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio,  498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your


USAA GNMA Trust - 22

--------------------------------------------------------------------------------


              account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio,  456-7214) to speak with a member service representative.



IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS


              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all
              (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).


              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange  orders when in the best interest of the Fund

                                                                 23 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------


                |_|limit or  discontinue the  offering  of  shares  of  the Fund without notice to the shareholders

                |_|calculate the NAV per share on a  business day that  the NYSE is closed

                |_|require a signature  guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem  an   account  with   less  than  $900,  with  certain
                   limitations


EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME)

USAA GNMA TRUST - 24

--------------------------------------------------------------------------------


              WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 22.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.


     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------


                                                                 25 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------

              Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

              Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Trustees.

              Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using procedures approved by the Fund's Board of Trustees.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Net investment income is accrued daily and paid monthly. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. Ordinarily, any net capital gain distributions will be paid in December of each year. The Fund will make additional distributions to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any income dividends or capital gain distributions made by the Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or other distribution. Some or all of these distributions are subject to taxes.

USAA GNMA Trust - 26

--------------------------------------------------------------------------------


     --------------------------------------------------------------------------
      [ARROW] INCOME DIVIDENDS PAYMENTS TO  SHAREHOLDERS OF INCOME FORM INTEREST
              GENERATED BY A FUND'S INVESTMENTS.

      [ARROW] CAPITAL GAINS DISTRIBUTIONS PAYMENTS TO FUND SHAREHOLDERS OF GAINS
              REALIZED ON SECURITIES THAT THE FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------


              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.

              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

              Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

                                                                 27 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_| underreports dividend or interest income or

                |_| fails to certify  that he  or she  is not  subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents on-line by Fund shareholders will help reduce Fund expenses.


USAA GNMA Trust - 28

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

              The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                 29 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------


                                           Year ended May 31,
                        --------------------------------------------------------
                           2002         2001       2000      1999       1998
                        --------------------------------------------------------

Net asset value at
  beginning of period   $    9.89  $    9.37  $    10.00  $   10.32  $    9.95

Income from investment
  operations:
  Net investment income       .57a       .66         .64        .65        .66

  Net realized and
   unrealized gain (loss)     .19a       .52        (.63)      (.32)       .37
                        --------------------------------------------------------
Total from investment
  operations                  .76       1.18         .01        .33       1.03
                        --------------------------------------------------------
Less distributions:
  From net investment
   income                    (.57)      (.66)       (.64)      (.65)      (.66)
                        --------------------------------------------------------
Net asset value
  at end of period      $   10.08  $    9.89  $     9.37  $   10.00  $   10.32
                        ========================================================
Total return (%)*            7.83      12.91         .21       3.15      10.65

Net assets at end of
  period (000)          $ 589,157  $ 476,641  $  414,435  $ 500,464  $ 377,528

Ratio of expenses to
  average net assets (%)      .41        .32         .32        .31        .30

Ratio of net investment
  income to average
  net assets (%)             5.62a      6.74        6.77       6.24       6.48

Portfolio turnover (%)      44.77      94.72       80.06      64.93      60.85


 *  Assumes reinvestment of all dividend income distributions during the period.
(a) Without the adoption of the change in amortization method, these amounts would have been:
    Net investment income                                 $.57
    Net realized and unrealized gain                      $.19
    Ratio of net investment income to average net assets  5.63%


USAA GNMA Trust - 30

                                   APPENDIX A
--------------------------------------------------------------------------------


     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE GNMA TRUST MAY BE INVESTED:


              COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

              The Fund's assets may be invested in CMOs. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.


              FUTURES AND OPTIONS

              Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the statement of additional information.

              ILLIQUID SECURITIES

              Up to 15% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

                                                                 31 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------


              MONEY MARKET INSTRUMENTS

              The Fund's assets may be invested in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates. The Fund's assets also may be invested in money market funds or other short-term investment funds, as permitted under applicable laws and regulations, including the Investment Company Act of 1940.

              OTHER INVESTMENT COMPANIES

              The Fund may invest in securities of other investment companies (including exchange-traded funds) subject to statutory limitations prescribed by the Investment Company Act of 1940. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying obligations prior to its repurchase, either through its regular custodian or through a special "tri-party"

USAA GNMA Trust - 32

--------------------------------------------------------------------------------


              custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligation. A repurchase agreement involves the obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

              TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

              The Fund's assets may be invested in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

              VARIABLE RATE SECURITIES

              The Fund's assets may be invested in securities that bear interest at rates which are adjusted periodically to market rates.

                |_|These interest rate  adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

                                                                 33 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------


                |_|Because the interest  rates of variable rate  securities  are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

                |_|The market value of a variable  rate  security  usually tends toward par (100% of face value) at interest rate adjustment time.

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued or delayed-delivery basis.

                |_|Delivery  and  payment  take  place  after  the  date  of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

                |_|The Fund  does  not earn  interest  on the  securities  until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                |_| Such securities can be sold before settlement date.


              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in futures, as well as when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts or securities.


              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


USAA GNMA Trust - 34

                                     NOTES

                                                                 35 - Prospectus

USAA GNMA TRUST
--------------------------------------------------------------------------------


ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semi-annual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

USAA GNMA Trust - 36

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-4019                              Recycled
                                                                           Paper

                                     Part A


                               Prospectus for the

                           Treasury Money Market Trust

                               is included herein

                                                                      Prospectus
                                                                 October 1, 2002


                              USAA TREASURY MONEY
                                  MARKET TRUST

       As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of this Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------


Table of Contents
--------------------------------------------------------------------------------

     WHAT IS THE FUND'S INVESTMENT
     OBJECTIVE AND MAIN STRATEGY?                                         3

     WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?                   3

     COULD THE VALUE OF YOUR INVESTMENT
     IN THIS FUND FLUCTUATE?                                              4

     FEES AND EXPENSES                                                    7

     FUND INVESTMENTS                                                     9

     FUND MANAGEMENT                                                     11

     USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM                         12

     HOW TO INVEST                                                       13

     HOW TO REDEEM                                                       17

     IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                           19

     EXCHANGES                                                           20

     SHAREHOLDER INFORMATION                                             22

     FINANCIAL HIGHLIGHTS                                                24

     APPENDIX A                                                          26

     ADDITIONAL FUND INFORMATION                                         32


USAA Treasury Money Market Trust - 2

--------------------------------------------------------------------------------


USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.


WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

              The Fund has an objective of providing investors maximum current income while maintaining the highest degree of safety and liquidity. Our strategy to achieve this objective will be to invest the Fund's assets in U.S. government securities with maturities of 397 days or less. Under normal market conditions, at least 80% of the Fund's investments will be in U.S. Treasury bills, notes and bonds, and repurchase agreements collateralized by these instruments.

              Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See Fund Investments on page 9 for more information.


WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

              The primary risks of investing in this Fund are interest rate risk and management risk.

              |_| INTEREST RATE RISK involves the possibility that the value of the Fund's investments in U.S. government securities will fluctuate due to changes in interest rates.

                   IF INTEREST  RATES  INCREASE:  the  yield  of  the  Fund  may
                   increase,  which  would  likely  increase  the   Fund's total
                   return.

                   IF INTEREST RATES DECREASE: the yield of the Fund may decrease, which may decrease the Fund's total return.

              |_| MANAGEMENT RISK involves the possibility the investment techniques and risk analyses used by the Fund's manager will not produce the desired results.


                                                                  3 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------


              Money market funds are sometimes confused with savings accounts. A savings account is a deposit with a bank. The bank is obligated to return the amount deposited and to pay you interest for the use of your money. Up to a certain amount, the Federal Deposit Insurance Corporation (FDIC) will insure that the bank meets its obligations.

              This Fund is not a savings account but, rather, is a money market mutual fund that issues and redeems its shares at the Fund's per share net asset value (NAV). The Fund always seeks to maintain a constant NAV of $1 per share. Just as a savings account pays interest on the amount deposited, the Fund pays dividends on the shares you own. If these dividends are reinvested in the Fund, the value of your account will grow over time.

              Unlike a savings account, however, an investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.


COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

              Yes, it could. We manage the Fund in accordance with strict Securities and Exchange Commission guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share. The value of your investment typically will grow through reinvested dividends.

              The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year for the past ten years.


USAA Treasury Money Market Trust - 4

--------------------------------------------------------------------------------


              TOTAL RETURN
              ------------------------------------------------------------------

              All mutual funds must use the same formula to calculate total return.


              ------------------------------------------------------------------
              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.
              ------------------------------------------------------------------

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1992          3.54%
                              1993          2.82%
                              1994          3.79%
                              1995          5.59%
                              1996          5.10%
                              1997          5.21%
                              1998          5.11%
                              1999          4.70%
                              2000          5.81%
                              2001          3.80%

                            6-MONTH YTD TOTAL RETURN
                                .69% (6/30/02)


               BEST QUARTER*                   WORST QUARTER*
          1.51% 4th Qtr. 2000                .50% 4th Qtr. 2001

          * PLEASE NOTE THAT "BEST QUARTER" AND "WORST QUARTER" FIGURES ARE APPLICABLE ONLY TO THE TIME PERIOD COVERED BY THE BAR CHART.

                                                                 5 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------


              The following table shows the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

================================================================================
                         AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                      SINCE
                                     PAST      PAST      PAST       INCEPTION
                                    1 YEAR    5 YEARS   10 YEARS      2/1/91
================================================================================
Treasury Money Market Trust         3.80%      4.92%      4.54%       4.60%


              YIELD
              ------------------------------------------------------------------

              All mutual funds must use the same formulas to calculate yield and effective yield. The Fund typically advertises performance in terms of a 7-day yield and effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2001, was 1.54%.

      --------------------------------------------------------------------------
     [ARROW] YIELD IS THE  ANNUALIZED  NET INCOME OF THE FUND DURING A SPECIFIED
             PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

     [ARROW] EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD,  HOWEVER,  WHEN
             ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.
     ---------------------------------------------------------------------------

USAA Treasury Money Market Trust - 6

--------------------------------------------------------------------------------

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION
              ------------------------------------------------------------------

              Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund through our usaa.com Internet web site once you have established Internet access. See page 15 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the fund number of the Fund you would like to receive information on followed by the pound sign(#) when asked for a fund code.

              If you prefer to obtain this information from an online computer service, you can do so by using its ticker symbol.

              ------------------------------------------------------
               [ARROW]    FUND NUMBER                    59

               [ARROW]    TICKER SYMBOL               UATXX
              ------------------------------------------------------


FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

              SHAREHOLDER TRANSACTION EXPENSES - DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.)


                                                                 7 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------

              ANNUAL FUND OPERATING EXPENSES - INDIRECT COSTS

              Fund expenses come out of the Fund's assets and are reflected in the Fund's share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agency fees. The figures below show actual expenses during the past fiscal year ended May 31, 2002, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
      MANAGEMENT       DISTRIBUTION        OTHER              OPERATING
        FEES             (12b-1)          EXPENSES             EXPENSES
--------------------------------------------------------------------------------
        .13%              None             .30%                  .43%*


   * THROUGH FEE OFFSET ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS, IF ANY, REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE CUSTODIAN EXPENSES. TOTAL ANNUAL OPERATING EXPENSES OF THE FUND REFLECT TOTAL EXPENSES PRIOR TO ANY CUSTODIAN FEE OFFSET ARRANGEMENTS. FOR THE FISCAL YEAR ENDED MAY 31, 2002, THIS FEE OFFSET ARRANGEMENT DID NOT AFFECT THE TOTAL EXPENSES OF THE FUND.

  ------------------------------------------------------------------------------
    [ARROW] 12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COST OF SELLING FUNDS SHARES.
  ------------------------------------------------------------------------------


              EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

              This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.


--------------------------------------------------------------------------------
        1 YEAR           3 YEARS            5 YEARS           10 YEARS
--------------------------------------------------------------------------------
          $45             $141                $246             $555


USAA Treasury Money Market Trust - 8

--------------------------------------------------------------------------------

FUND INVESTMENTS


              PRINCIPAL INVESTMENT STRATEGIES AND RISKS
              ------------------------------------------------------------------

      [ARROW] WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

              The Fund's principal strategy is the investment of its assets in securities with maturities of 397 days or less that are backed by the full faith and credit of the U.S. government and repurchase agreements collateralized by such securities.

              MANAGEMENT RISK. This Fund is subject to management risk because the Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Fund's manager will produce the desired results.


      [ARROW] WHAT TYPES OF U.S. GOVERNMENT SECURITIES WILL THE FUND'S ASSETS BE
              INVESTED IN?

              Under normal market conditions, we will invest at least 80% of the Fund's assets in U.S. Treasury bills, notes and bonds, repurchase agreements collateralized by such obligations, and other obligations of the U.S. Treasury.


      [ARROW] MAY THE FUND'S  ASSETS BE  INVESTED  IN ANY  OTHER  TYPES  OF U.S.
              GOVERNMENT SECURITIEs?

              Yes. We may invest the remainder of the Fund's total assets in other obligations that have been backed by the full faith and credit of the U.S. government, including, but not limited to, securities issued by any of the following agencies and instrumentalities:

                |_| General Services Administration

                |_| Government National Mortgage Association

                |_| Overseas Private Investment Corporation

                |_| Rural Electrification Administration

                |_| Small Business Administration


                                                                 9 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------

                |_| Federal Financing Bank

                |_|  repurchase agreements collateralized by such obligations


      [ARROW] Will the Fund always maintain a net asset value of $1 per share?

              While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

              There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest risk by limiting the maturity of each security to 397 days or less and maintaining a dollar-weighted average portfolio maturity for the Fund of 90 days or less. The maturity of each security is calculated based upon SEC guidelines.

      --------------------------------------------------------------------------
      [ARROW] DOLLAR-WEIGHTED   AVERAGE  PORTFOLIO   MATURITY  IS  OBTAINED  BY
              MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
      --------------------------------------------------------------------------


      [ARROW] WILL  ANY PORTION  OF THE FUND'S  DIVIDENDS  BE  EXEMPT FROM STATE
              PERSONAL INCOME TAXES?

              Possibly. Under federal law, the income received from obligations issued by the U.S. government and certain of its agencies and instrumentalities is exempt from state personal income taxes. Many states that impose a personal income tax permit mutual funds to pass this tax exemption through to you as a shareholder of the Fund.

              We  anticipate   that  some  portion  of  the  dividends  paid  to
              shareholders residing in these states will qualify for this exemption from state taxation. We urge you to consult your

USAA Treasury Money Market Trust - 10

--------------------------------------------------------------------------------


              own tax adviser about the status of distributions from the Fund in your own state and locality.


      [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We evaluate securities in the marketplace based on the Fund's objective of maximizing current income while maintaining the highest degree of safety and liquidity. For the Treasury Money Market Trust this process is facilitated by only purchasing full faith and credit obligations of the U.S. government or repurchase agreements collateralized by such securities. On any given day, we evaluate the government securities market compared to the repurchase agreement market to decide which provides the most value to the shareholder. Furthermore, regulations governing money market funds limit purchases of a security to a maximum of 397 days and limit the Fund to a maximum average maturity of 90 days.

              For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 26.


FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.


      --------------------------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT
              COMPANY  APPROXIMATELY $41 BILLION AS OF AUGUST 31, 2002
      --------------------------------------------------------------------------

              We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Trustees. For our services, the Fund pays us an annual fee. The fee, which is accrued


                                                                 11 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------

              daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at one-eighth of one percent (.125%) of average net assets for the fiscal year ended May 31, 2002.

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Fund.


              PORTFOLIO MANAGER

              Pamela Bledsoe Noble, CFA, vice president of Money Market Funds, has managed the Fund since May 1996. She has 14 years of investment management experience and has worked for us for 11 years. Ms. Noble earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.


USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              The Idea Behind Mutual Funds

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USAA Treasury Money Market Trust - 12

--------------------------------------------------------------------------------


              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.


HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund of the USAA family of funds unless the registration is different.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.


              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or


                                                                 13 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------


              redemptions may vary. Additional fees may also apply to your investment in the Fund, including a transaction fee if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding requirements set forth by the IRS.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

              If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.


              MINIMUM INVESTMENTS

              INITIAL PURCHASE

                |_|$3,000  [$500  Uniform   Gifts/Transfers    to   Minors   Act
                   (UGMA/UTMA)  accounts  and  $250  for  IRAs]  or  no  initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the

USAA Treasury Money Market Trust - 14

--------------------------------------------------------------------------------

                   minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

              ADDITIONAL PURCHASES

                |_|$50   minimum   per   transaction,  per account.  (Except  on
                   transfers from brokerage accounts, which are exempt from the minimum).

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

                |_|You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

              MAIL

                |_|To open an account, send your application and check to:

                           USAA Investment Management Company 9800
                           Fredericksburg Road San Antonio, TX 78288 (for overnight mail, use ZIP code 78240)

                                                                 15 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------


                |_|To add to your account, send  your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              BANK WIRE

                |_|To  open or add to your account,  instruct  your  bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                           State Street Bank and Trust Company
                           Boston, MA 02101
                           ABA#011000028
                           Attn: USAA Treasury Money Market Trust
                           USAA Account Number: 69384998
                           Shareholder(s) Name(s) ___________________
                           Shareholder(s) Mutual Fund Account  No._____

              ELECTRONIC FUNDS TRANSFER (EFT)

                |_|Additional purchases on  a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

              PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

                |_|If you have an  existing USAA mutual  fund account  and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.


USAA Treasury Money Market Trust - 16

--------------------------------------------------------------------------------

              USAA TouchLine(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

                |_|In addition  to obtaining  account balance  information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

                |_|To purchase new and additional shares in your  USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.


HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

                                                                 17 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------


              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

                |_| Access usaa.com.

                |_| Send your written instructions to:

                       USAA Shareholder Account Services
                       9800 Fredericksburg Road
                       San Antonio, TX 78288
                       (FOR OVERNIGHT MAIL, USE  ZIP CODE 78240)

                |_| Send a signed fax to 1-800-292-8177, or send  a telegram to
                    USAA Shareholder Account Services.

                |_| Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

                |_| Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and

USAA Treasury Money Market Trust - 18

--------------------------------------------------------------------------------


              (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

              CHECKWRITING

                |_|Return  a  signed  signature  card,  which  accompanies  your application, or request a signature card separately and return to:

                           USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, TX 78288

              You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. Checks written for less than $250 will be returned unpaid. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

              USAA BROKERAGE SERVICES

                |_| Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.


IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

              ACCOUNT BALANCE

              USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than

                                                                 19 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------


              $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

              FUND RIGHTS

              The Fund reserves the right to:

                |_|reject purchase or exchange orders when in the  best interest of the Fund

                |_|limit  or  discontinue  the  offering  of shares of  the Fund without notice to the shareholders

                |_|calculate  the NAV per share on a business day that  the NYSE is closed

                |_|require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

                |_|redeem   an   account  with  less  than  $900,  with  certain
                   limitations

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA

USAA Treasury Money Market Trust - 20

--------------------------------------------------------------------------------


              TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Fund has undertaken certain procedures regarding telephone transactions as described on page 18.

              EXCHANGE LIMITATIONS, EXCESSIVE TRADING

              To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

                                                                 21 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------


SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of each day that the NYSE is open for regular trading, which is usually 4 p.m. Eastern Time.


     --------------------------------------------------------------------
                                   TOTAL ASSETS - LIABILITIES
     [ARROW]  NAV PER SHARE =     ----------------------------
                                        NUMBER OF SHARES
                                           OUTSTANDING
     --------------------------------------------------------------------

              Securities are stated at amortized cost, which approximates market value.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Net investment income is accrued daily and paid monthly. Daily dividends are declared at the time the NAV per share is calculated. Dividends begin accruing on shares purchased the day following the effective date and continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date.

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share, without interest.


USAA Treasury Money Market Trust - 22

--------------------------------------------------------------------------------


              TAXES

              This tax information is quite general and refers to the federal income tax laws in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              SHAREHOLDER

              Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

              Regardless of the length of time you have held Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

              WITHHOLDING

              Federal law requires the Fund to withhold and remit to the U.S. Treasury 30% of (1) the taxable income dividends, capital gain distributions, and proceeds of redemptions payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number and (2) those dividends and other distributions payable to such shareholder who:

                |_|underreports dividend or interest income or

                |_|fails to certify that he or she is not subject to backup
                   withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.


                                                                 23 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------

              REPORTING


              The Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes.

              SHAREHOLDER MAILINGS

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              You now have the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


FINANCIAL HIGHLIGHTS

              The following financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

              This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

USAA Treasury Money Market Trust - 24

--------------------------------------------------------------------------------


                                       Year Ended May 31,
                          ------------------------------------------------------
                             2002      2001       2000     1999      1998
                          -----------------------------------------------------
Net asset value at
  beginning of period     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00

Income from investment
  operations:
  Net investment income         .02        .06        .05        .05        .05
                          ------------------------------------------------------
Less distributions:
  From net investment
   income                      (.02)      (.06)      (.05)      (.05)      (.05)
                          ------------------------------------------------------
Net asset value at
  end of period           $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ======================================================
Total return (%)*              2.24       5.70       5.05       4.83       5.24

Net assets at end
  of period (000)         $ 186,367  $ 165,941  $ 153,400  $ 143,995  $ 106,769

Ratio of expenses to
  average net assets (%)        .42a       .36a       .35       .36         .375

Ratio of expenses to
  average net assets
  excluding
  reimbursements (%)           n/a        n/a        n/a        n/a        .392

Ratio of net investment
  income to average
  net assets (%)               2.17       5.55       5.00       4.69       5.11


 *   Assumes reinvestment of all income distributions during the period.
(a)  Reflects total expenses prior to any custodian fee offset arrangement.


                                                                25 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE TREASURY MONEY MARKET TRUST MAY BE INVESTED:

              ILLIQUID SECURITIES

              Up to 10% of the Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.


              LENDING OF SECURITIES

              The Fund may engage in securities lending to increase its income. Securities lending involves the lending of securities owned by the Fund to qualified financial institutions such as certain broker-dealers. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in short-term investments. If the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund, the Fund could experience a delay in the recovery of its securities, or a capital loss. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of the Fund (including the loan collateral).


              REPURCHASE AGREEMENTS

              The Fund's assets may be invested in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest,

USAA Treasury Money Market Trust - 26

--------------------------------------------------------------------------------


              which  is  unrelated  to  the  coupon  rate  or  maturity  of  the purchased security. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. A repurchase agreement involves the obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.


              SEPARATE   TRADING  OF   REGISTERED   INTEREST  AND  PRINCIPAL  OF
              SECURITIES (STRIPS)

              The Fund's assets may be invested in Separate Trading of Registered Interest and Principal of Securities (STRIPS), which are U.S. Treasury securities, that allow the investor to hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. STRIPS can only be purchased and held through financial institutions and government securities brokers and dealers. These securities are backed by the full faith and credit of the U.S. government.


              VARIABLE RATE SECURITIES

              The Fund's assets may be invested in securities that bear interest at rates which are adjusted periodically to market rates.

                |_| These interest rate adjustments can both raise and lower the income generated by such securities. These changes


                                                                27 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

                    will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

                |_| Because the interest  rates of variable rate  securities are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

                |_| The market value of a  variable rate security  usually tends toward par (100% of face value) at interest rate adjustment time.


              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              The Fund's assets may be invested in debt securities offered on a when-issued or delayed-delivery basis.

                |_| Delivery  and payment  take  place  after  the  date  of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

                |_| The Fund  does  not earn  interest  on the  securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

                |_| Such securities can be sold before settlement date.


              ASSET COVERAGE

              The Fund's assets may be invested, as described above, in when-issued and delayed-delivery securities, and the Fund will cover these transactions as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to the securities.


              ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUND MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.


USAA Treasury Money Market Trust - 28

                                     NOTES

                                                                29 - Prospectus

                                     NOTES


USAA Treasury Money Market Trust - 30

                                     NOTES

                                                                 31 - Prospectus

USAA TREASURY MONEY MARKET TRUST
--------------------------------------------------------------------------------


ADDITIONAL FUND INFORMATION

              If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

              To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public
              Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.


USAA Treasury Money Market Trust - 32

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      9800 Fredericksburg Road
                ADMINISTRATOR,      San Antonio, Texas 78288
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288


                     CUSTODIAN      State Street Bank and Trust Company
                                    P.O. Box 1713
                                    Boston, Massachusetts 02105


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      1-800-531-8448 (in San Antonio, 456-7202)
         SERVICING, EXCHANGES,
                OR REDEMPTIONS



               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      1-800-531-8066 (in San Antonio, 498-8066)



                   MUTUAL FUND      (from  touch-tone  phones  only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    1-800-531-8777  (in San  Antonio, 498-8777)


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
  Investment Company Act File No. 811-4019                              Recycled
                                                                           Paper

                                     Part B


                   Statement of Additional Information for the

               Balanced Strategy Fund, Cornerstone Strategy Fund,
      Growth and Tax Strategy Fund, Emerging Markets Fund, Precious Metals
            and Minerals Fund, International Fund, World Growth Fund,
                   GNMA Trust and Treasury Money Market Trust

                               is included herein

[USAA    USAA                                   STATEMENT OF
EAGLE    INVESTMENT                             ADDITIONAL INFORMATION
LOGO]    TRUST                                  OCTOBER 1, 2002

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                              USAA INVESTMENT TRUST

USAA INVESTMENT TRUST (the Trust) is a registered investment company offering shares of nine no-load mutual funds which are described in this Statement of Additional Information (SAI): the Growth and Tax Strategy Fund, Balanced Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Fund, Precious Metals and Minerals Fund, International Fund, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (collectively, the Funds). Each Fund is classified as diversified.

You may obtain a free copy of a prospectus dated October 1, 2002, for each Fund by writing to USAA Investment Trust, 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund's prospectus. It is intended to provide you with additional information regarding the activities and operations of the Trust and the Funds, and should be read in conjunction with each Fund's prospectus.

The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended May 31, 2002, are included in the accompanying Annual Report to Shareholders of that date and are incorporated herein by reference.

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                                TABLE OF CONTENTS


        PAGE
           2   Valuation of Securities
           3   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           4   Investment Plans
           5   Investment Policies
          14   Special Risk Considerations
          14   Investment Restrictions
          16   Portfolio Transactions
          19   Description of Shares
          19   Tax Considerations
          21   Trustees and Officers of the Trust
          26   The Trust's Manager
          31   General Information
          32   Calculation of Performance Data
          36   Appendix A - Long-Term and Short-Term  Debt Ratings
          38   Appendix B - Comparison  of  Portfolio  Performance
          41   Appendix  C -  Dollar-Cost Averaging
          42   Appendix D - USAA Family of No-Load Mutual Funds

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

     The value of securities of each Fund (except Treasury Money Market Trust) is determined by one or more of the following methods:


 (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

 (2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

 (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

 (4) Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Board of Trustees. The
      Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

 (5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager and, if applicable, in consultation with the investment subadviser for a Fund (Subadvisers), under valuation procedures approved by the Board of Trustees.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the price of certain securities held by a Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV. However, the Manager and, if applicable, the Subadvisers will monitor for events that would materially affect a Fund's NAV. If the Manager determines that a particular event would materially affect a Fund's NAV, then the Manager, under valuation procedures approved by the Board of Trustees, will use all relevant, available information to determine a fair value for the affected portfolio securities.

     The value of the Treasury Money Market Trust's securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Trust would receive upon the sale of the instrument.

     The valuation of the Treasury Money Market Trust's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Trustees has established procedures designed to stabilize the Treasury Money Market Trust's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Trustees will take such corrective action as it regards as necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to the Manager or another party, withholding dividends, or establishing an NAV per share by using available market quotations.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your accounts as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Trustees may cause the redemption of an account with a balance of less than $900, provided that (1) the value of such account has been reduced below the minimum initial investment required in such Fund at the time of the establishment of the account to less than $900 entirely for reasons other than market action, (2) the account has remained below the minimum initial investment for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Trustees. Prompt payment will be made by mail to your last known address.

     The Trust reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Trust normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Trust's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Trust's shareholders.

     For the mutual protection of the investor and the Funds, the Trust may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Treasury Money Market Trust may request that checks be issued for their accounts.

CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

     Checks issued to shareholders of the Treasury Money Market Trust will be sent only to the person in whose name the account is registered. The checks must be signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of a check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of the account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege is subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Trust reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Trust, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

                                INVESTMENT PLANS

The Trust makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTART(R) - A no initial investment plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account. For the Cornerstone Strategy Fund the minimum inital investment is $20.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

     Participation in these systematic purchase plans allows you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose) you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Trust will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED  RETIREMENT  PLANS (NOT  available  in the Growth and Tax  Strategy
Fund)

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectus of each Fund of USAA Investment Trust and USAA Mutual Fund, Inc.

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian of these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                               INVESTMENT POLICIES

The sections captioned WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY? and FUND INVESTMENTS in each Fund's prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund, except the GNMA Trust and the Treasury Market Trust, may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     Each Fund, except the GNMA Trust and the Treasury Money Market Trust, may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the Securities Act of 1933 for resales of certain securities to institutional investors.

MUNICIPAL LEASE OBLIGATIONS

The Balanced Strategy and Growth and Tax Strategy Funds may invest in municipal lease obligations, installment purchase contract obligations, and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager or the applicable Subadviser will consider: (1) the credit quality of the obligor; (2) whether the underlying property is essential to a governmental function; and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY DETERMINATIONS

The Board of Trustees has established guidelines pursuant to which Municipal Lease Obligations, Section 4(2) Commercial Paper and Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of Municipal Lease Obligations, Section 4(2) Commercial Paper and Rule 144A Securities, the Manager or the applicable Subadviser will consider the following factors, among others, established by the Board of Trustees: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager or the applicable Subadviser in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager or the applicable Subadviser may determine to be relevant to such determination. In determining the liquidity of Restricted Put Bonds, the Manager or the applicable Subadviser will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager or the applicable Subadviser will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Trustees.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITY

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming a constant prepayment rate (CPR) for the life of the mortgages or assets backing the security. The CPR for a security can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager or the applicable Subadviser, will result in the instrument being valued in the market as though it has the earlier maturity.

     The Treasury Money Market Trust will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).


LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Trust's Board of Trustees and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Trust equal at all times to at least 100% of the value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

BRADY BONDS AND EMERGING MARKET DEBT

The Emerging Market Fund may enter in Brady Bonds and public and private sector debt and fixed income instruments of emerging market issuers. Brady Bonds are securities created through a restructuring plan introduced by former U.S. Treasury Secretary Nicholas Brady. The Brady Plan made provisions whereby existing commercial bank loans to both public and private entities in selected developing countries are exchanged for Brady Bonds. These bonds may be denominated in other currencies, but are usually denominated in U.S. dollars. Brady Bonds are actively traded in over-the-counter markets. As the markets for these securities have from time to time been subject to disruption, we will monitor, on a continuous basis, the liquidity of Brady Bonds held in the Fund's portfolio.

CONVERTIBLE SECURITIES

The Cornerstone Strategy, Emerging Markets, International, Precious Metals and Minerals, and the World Growth Funds may enter in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FOREIGN SECURITIES

Each Fund, except the GNMA and Treasury Money Market Trusts, may invest their assets in foreign securities purchased in either foreign or U.S. markets, including  American  Depositary  Receipts (ADRs) and Global Depositary  Receipts
(GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

FORWARD CURRENCY CONTRACTS

Each Fund, except the GNMA and Treasury Money Market Trusts, may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     The Funds may enter into forward currency contracts under two circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of a Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. A Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager or the applicable Subadviser believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Funds to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Funds to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Funds are obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Funds are obligated to deliver. The Funds are not required to enter into such transactions and will not do so unless deemed appropriate by the Manager or the applicable Subadviser.

     Although the Funds value their assets each business day in terms of U.S. dollars, they do not intend to convert their foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ILLIQUID SECURITIES

The Growth and Tax Strategy, Cornerstone Strategy, Emerging Markets, International, GNMA Trust, Precious Metals and Minerals, and the World Growth Funds may enter up to 15%, and the Treasury Money Market Trust may enter up to 10%, in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

VARIABLE RATE SECURITIES

Each Fund, (except the Precious Metals and Minerals, Emerging Markets, World Growth, and International) may enter in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held. Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, the market value of variable rate securities is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates. The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES

Each Fund may invest in debt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

     Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way that other debt securities held in the Funds' portfolios are; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund.

     On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Trust's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains.

SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES (STRIPS)

The Treasury Market Trust may enter in Separate Trading of Registered Interest and Principal of Securities (STRIPS), which are U.S. Treasury securities, that allow the investor to hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. STRIPS can only be purchased and held through financial institutions and government securities brokers and dealers. These securities are backed by the full faith and credit of the U.S. government.

TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

The Balanced Strategy, Cornerstone Strategy, and the GNMA Trust Funds may enter in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Because the Balanced Strategy, Cornerstone Strategy, and World Growth Funds may invest a portion of their assets in equity securities of REITs, the Funds may also be subject to certain risks associated with direct investments in REITs. In addition, the Balanced Strategy Fund may invest a portion of its assets in the debt securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore,

REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair, or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Short-Term Notes.

     The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), and Fitch Ratings (Fitch) represent their opinions of the quality of the securities rated by them, see APPENDIX A. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager or the applicable Subadviser to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

REPURCHASE AGREEMENTS

Each Fund, except the Growth and Tax Strategy Fund, may invest in repurchase agreements which are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying securities prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

 DERIVATIVES

Each Fund (except the Treasury Money Market Trust) may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Manager or the applicable Subadviser to aid in achieving each Fund's investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). Each Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager or the applicable Subadviser anticipates unusually high or low market volatility.

     The Manager or the applicable Subadviser may enter into derivative positions for each Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES  CONTRACTS

Each Fund (other than the Treasury Money Market Trust) may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Trust's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.


COVER

Transactions using derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid securities in the prescribed amount as determined daily.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

Each Fund (other than the Growth and Tax Strategy Fund, the Cornerstone Strategy Fund, the Precious Metals and Minerals Fund, the International Fund, the World Growth Fund, and the Treasury Money Market Trust) may purchase and sell options on securities or securities indexes to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can be used to establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.


     Purchased options have limited risk equal to the amount of the premium paid for the option. Such options afford the opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options that a Fund may purchase or sell are options on a securities index. In general, options on an index of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

 OPTIONS ON FUTURES  CONTRACTS

Each Fund (except the Treasury Money Market Trust) may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES  ACTIVITY

As noted above, a Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. A Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options.

     Non-hedging strategies typically involve special risks. The profitability of each Fund's non-hedging strategies will depend on the ability of the Manager or the applicable Subadviser to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% of the percentage of a Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

SWAP ARRANGEMENTS

Each Fund (except the Treasury Money Market Trust) may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

     Each Fund (except the Treasury Money Market Trust) may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund's portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager or the applicable Subadviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager or the applicable Subadviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

COLLATERALIZED  MORTGAGE  OBLIGATIONS

(CMOS) The Cornerstone Strategy Fund may enter in CMOs, which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.
                                       12

MORTGAGE-BACKED  AND  ASSET-BACKED  SECURITIES

The  Balanced  Strategy  Fund may enter into  mortgage-backed  and  asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

     Mortgage-backed securities also include collateralized mortgage obligations
(CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

     The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

MORTGAGE  DOLLAR  ROLLS

The GNMA Trust may enter into mortgage dollar rolls. In these transactions, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund enters into a mortgage dollar roll, it designates on its books and records cash or liquid securities to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by a Fund. The mortgage dollar rolls entered into by the Fund may be used as arbitrage transactions in which the Funds will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll. Because the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage.

ZERO COUPON BONDS

The Growth and Tax Strategy Fund may enter in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, the Fund records as income the daily amortization of the purchase discount.

OTHER INVESTMENT  COMPANIES

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 net asset value per share, I.E., "money market" funds. In addition, each Fund (except the Treasury Money Market Trust) may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

TEMPORARY DEFENSIVE POLICY

Each Fund (except the Treasury Money Market Trust) may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade, short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper and other corporate debt obligations.

                           SPECIAL RISK CONSIDERATIONS

CURRENCY EXCHANGE RATE FLUCTUATIONS

The Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Emerging Markets, Precious Metals and Minerals, International, and World Growth Funds' assets may be invested in securities of foreign issuers. Any such investments will be made in compliance with U.S. and foreign currency restrictions, tax laws, and laws limiting the amount and types of foreign investments. Pursuit of the Funds' investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility, and repatriation requirements may favorably or adversely affect the Funds.

UNPREDICTABLE  POLITICAL,  ECONOMIC  AND SOCIAL  CONDITIONS

For the Balanced Strategy, Cornerstone Strategy, Emerging Markets, Precious Metals and Minerals, International, and World Growth Funds, investing in securities of foreign issuers presents certain other risks not present in domestic investments, including different accounting, reporting, and disclosure requirements for foreign issuers, possible political or social instability, including policies of foreign governments which may affect their respective equity markets, and foreign taxation requirements including withholding taxes.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of that Fund's outstanding voting securities. The investment restrictions of one Fund may thus be changed without affecting those of any other Fund.

     Under the restrictions, each of the Growth and Tax Strategy, Cornerstone Strategy, Precious Metals and Minerals, International, and World Growth Funds may not:

 (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (2) Lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (3) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (4) Purchase securities on margin or sell securities short, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions.

 (5) Invest in put, call, straddle, or spread options or interests in oil, gas or other mineral exploration or development programs, except that it may purchase securities of issuers whose principal business activities fall within such areas in accordance with its investment objectives and policies.

 (6) Invest more than 2% of the market value of its total assets in marketable warrants to purchase common stock. Warrants initially attached to securities and acquired by a Fund upon original issuance thereof shall be deemed to be without value.

 (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

 (8)  Purchase  or sell  commodities,  except  that  each  Fund  may  invest  in
      financial   futures   contracts,   options  thereon,   and  other  similar
      instruments.

 (9) Invest more than 5% of the market value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

 (10) Change the nature of its business so as to cease to be an investment company.

 (11) Issue senior securities, except as permitted under the 1940 Act.

 (12) Invest more than 25% of its total assets in one industry, except that such restriction shall not apply to the Precious Metals and Minerals Fund.

     For purposes of restriction 7 above, interests in publicly traded Real Estate Investment Trusts (REITs) are not deemed to be real estate or partnership interests therein.

Each of the GNMA and Treasury Money Market Trusts may not:

 (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (2) Lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (3) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (4) Change the nature of its business so as to cease to be an investment company.
 (5)  Issue senior securities, except as permitted under the 1940 Act.

 (6) Purchase or sell real estate, commodities or commodity contracts, except that the GNMA Trust may invest in financial futures contracts and options thereon.

 (7) Purchase any security if immediately after the purchase 25% or more of the value of its total assets will be invested in securities of issuers principally engaged in a particular industry (except that such limitation does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The Emerging Markets Fund may not:

 (1) Borrow money, except that it may borrow money for temporary or emergency purposes in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), nor will it purchase securities when its borrowings exceed 5% of its total assets.

 (2) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities.

 (3)  Issue senior securities, except as permitted under the 1940 Act.

 (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (5) Lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (6) Purchase or sell commodities, except that the Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that the Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

The Balanced Strategy Fund may not:

 (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (2) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

 (3)  Issue senior securities, except as permitted under the 1940 Act.

 (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (5) Lend any securities or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (6) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.


With respect to each Fund's concentration policies as described, the Manager and Subadvisers, where applicable, use various recognized industry classifications services including, but not limited to industry classifications established by Standard & Poor's Corporation, Bloomberg L.P. and Frank Russell Company, with certain modifications. The Manager and Subadvisers also may include additional industries as separate classifications, to the extent applicable. Because the

Manager has determined that certain categories within, or in addition to, those set forth by S&P have unique investment characteristics, additional industries are included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds. In addition, the Cornerstone Strategy Fund may not concentrate investments in any one industry, although it may invest up to 25% of the value of its total assets in one industry; the U.S. Stocks, Foreign Stocks, and U.S. Government Securities investment categories are not considered industries for this purpose.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Trustees may change this additional restriction without notice to or approval by the shareholders.

     Each Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                             PORTFOLIO TRANSACTIONS

The Manager or the applicable Subadviser, subject to the general control of the Trust's Board of Trustees, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Trust's policy to seek the best overall terms available. The Manager or the applicable Subadviser shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager or the applicable Subadviser, better prices and execution are available elsewhere.

     The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, a discount brokerage service of the Manager. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services or any broker affiliated directly or indirectly with the Funds, the Manager, or the applicable Subadvisers are reasonable and fair. The Trust's Board of Trustees has authorized the Manager or the applicable Subadviser, for a Fund, to effect portfolio transactions for the Fund on any exchange of which the Manager or such Subadviser (or any entity or person associated with the Manager or the Subadviser) is a member and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     In the allocation of brokerage business used to purchase securities for the Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Emerging Markets, Precious Metals and Minerals, International, and World Growth Funds, preference may be given to those broker-dealers who provide statistical research or other services to the Manager or the applicable Subadviser as long as there is no sacrifice in obtaining the best overall terms available. Such research and other services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party data bases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. In return for such services, a Fund may pay to a broker a higher commission than may be charged by other brokers, provided that the Manager or the applicable Subadviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or of the overall responsibility of the Manager or the applicable Subadviser to the Funds and its other clients. The Manager or the applicable Subadviser continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Trust may be useful to the Manager or the applicable Subadviser in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager or the applicable Subadviser in carrying out its obligations to the Trust. While such research is available to and may be used by the Manager or the applicable Subadviser in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager or the applicable Subadviser for the benefit of the Trust. Such research and services will be in addition to and not in lieu of research and services provided by the Manager or the applicable Subadviser, and the expenses of the Manager or the applicable Subadviser will not necessarily be reduced by the receipt of such supplemental research. See THE TRUST'S MANAGER.

     The Funds, also may direct the Manager or Subadvisers to effect transactions in portfolio securities through broker-dealers in a manner that will help generate resources to pay the cost of certain expenses that the Funds are required to pay or for which the Funds are required to arrange payment.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Trust for any or all of its Funds or other accounts or companies for which the Manager or the applicable Subadviser acts as the investment adviser (including affiliates of the Manager or the applicable Subadviser). On occasions when the Manager or the applicable Subadviser deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager or the applicable Subadviser's other clients, the Manager or the applicable Subadviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager or the applicable Subadviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Trust. In some instances, this procedure may impact the price and size of the position obtainable for the Trust.

     The Trust pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

     During the fiscal year ended May 31, 2002, the Funds purchased securities of the following regular broker-dealers (the ten largest broker-dealers through whom the Funds purchased securities) or the parents of regular broker-dealers.

         REGULAR BROKER-DEALER                        VALUE OF SECURITIES
                                                       AS OF MAY 31, 2002

     Bear Stearns & Co.
         Growth and Tax Strategy                       $      861,000

     Morgan Stanley Dean Witter & Company
         Growth and Tax Strategy                       $    1,991,000
         World Growth                                  $    1,723,000
         Cornerstone Strategy                          $    6,637,000

     JP Morgan Chase Co.
         Cornerstone Strategy                          $    5,249,000
         Growth and Tax Strategy                       $    1,490,000

     State Stree Corp.
         Growth and Tax Strategy                       $    3,001,000

     Wachovia Corp.
         Balanced Strategy                             $    2,248,000

BROKERAGE COMMISSION

     During the last three fiscal years ending May 31, the Funds paid the following brokerage fees:

           FUND                        2000             2001            2002

    Income Strategy(a)             $    11,974      $    16,852            -(d)
    Growth and Tax Strategy        $    65,178      $    26,530    $     45,057
    Balanced Strategy              $    57,964      $   171,234    $    174,702
    Cornerstone Strategy           $ 1,246,820      $   999,611    $  1,361,171
    Growth Strategy*               $   240,197      $   355,506            -(d)
    Emerging Markets               $ 3,047,919(b)   $ 2,200,748(c) $    780,910
    Precious Metals and Minerals   $   188,779      $   157,802    $    211,834
    International                  $ 1,012,322      $   799,571    $    768,210
    World Growth                   $   471,203      $   454,665    $    469,454

----------------

(a) The Income Strategy Fund merged with the Income Fund, a series of USAA Mutual Fund, Inc., on April 26, 2002. The Growth Strategy Fund merged with the Cornerstone Strategy Fund on April 26, 2002.

(b) The Fund changed portfolio managers in September 1999. This change resulted in a repositioning of the portfolio. The repositioning led to an increase in trading and portfolio turnover.

(c) The Fund incurred an increase in redemptions which led to an increase in trading and portfolio turnover.

(d) The brokerage fees for the fiscal year ended 2002 for the Income Strategy Fund and the Growth Strategy Fund are included in the brokerage fee amounts for the Income Fund, a series of USAA Mutual Fund, Inc., and the Cornerstone Strategy Fund, respectively.

During the last three fiscal years ending May 31, the Funds paid the following brokerage fees to USAA Brokerage Services, an affiliated discount brokerage service of the Manager:

         FUND                           2000           2001            2002

    Income Strategy*                  $  2,379          -               -
    Growth and Tax Strategy           $  8,250          -               -
    Balanced Strategy                 $ 10,199          -               -
    Cornerstone Strategy              $ 12,963          -               -
    Growth Strategy*                  $  3,013          -               -
    World Growth                      $  4,110          -               -



* The Income Strategy Fund merged with the Income Fund, a series of USAA Mutual Fund, Inc., on April 26, 2002. The Growth Strategy Fund merged with the Cornerstone Strategy Fund on April 26, 2002.

     The Manager directed a portion of the Funds' brokerage transactions to certain broker-dealers that provided the Manager with research, statistical and other information. Such transactions amounted to $30,939,012, $64,250,873, $156,848,255, and $40,028,311 and the related brokerage commissions or underwriting commissions were $82,942, $107,978, $218,209, and $58,089, for the Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and World Growth Funds, respectively, for the year ended May 31, 2002.

PORTFOLIO TURNOVER

RATES The rate of portfolio turnover of a Fund will not be a limiting factor when the Manager or the applicable Subadviser deems changes in a Fund's portfolio appropriate in view of its investment objective(s). Ordinarily, a Fund will not purchase or sell securities solely to achieve short-term trading profits, although a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective(s). The Growth and Tax Strategy Fund, however, may also purchase and sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. government securities are not considered when computing the turnover rate.

     For the last two fiscal years ending May 31, the Funds' portfolio turnover rates were as follows:

        FUND                               2001               2002

     Income Strategy*                     54.91%            51.20%
     Growth and Tax Strategy              35.69%            31.81%
     Balanced Strategy                    80.60%            42.34%
     Cornerstone Strategy                 54.67%            30.52%
     Growth Strategy*                    107.07%**          94.99%
     Emerging Markets                    196.75%**         257.45%***
     Precious Metals and Minerals         52.74%            40.61%
     International                        32.75%            35.63%
     World Growth                         38.30%            51.18%
     GNMA Trust                           94.72%            44.77%

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  * The Income Strategy Fund merged with the Income Fund, a series of USAA Mutual Fund, Inc., on April 26, 2002. The Growth Strategy Fund merged with the Cornerstone Strategy Fund on April 26, 2002.

 ** An increase in redemptions led to an increase in trading and portfolio turnover.

***  The  repositioning of the  portfolio increased the  portfolio turnover.

                              DESCRIPTION OF SHARES

The Funds are series of the Trust and are diversified. The Trust is an open-end management investment company established under the laws of the Commonwealth of Massachusetts pursuant to the First Amended and Restated Master Trust Agreement (Master Trust Agreement), dated June 2, 1995, as amended. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Nine such portfolios have been established which are described in this SAI. Under the Master Trust Agreement, the Board of Trustees is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Trust. The Cornerstone Strategy and Precious Metals and Minerals (formerly Gold) Funds were established May 9, 1984, by the Board of Trustees and commenced public offering of their shares on August 15, 1984. The International Fund, established on November 4, 1987, commenced public offering of its shares on July 11, 1988. The Growth and Tax Strategy Fund was established on November 3, 1988, and commenced public offering of its shares on January 11, 1989. On November 7, 1990, the Board of Trustees established the GNMA Trust and Treasury Money Market Trust and commenced public offering of their shares on February 1, 1991. The World Growth Fund was established on July 21, 1992, and commenced public offering of its shares on October 1, 1992. The Emerging Markets Fund was established on September 7, 1994, and commenced public offering of its shares on November 7, 1994. The Balanced Strategy was established on June 2, 1995, and commenced public offering of its shares on September 1, 1995.

     Each Fund's assets, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to each Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Trustees. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Trustees for shareholder information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new Trustees if the result is that at least two-thirds of the Trustees have still been elected by shareholders. Moreover, pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the outstanding Trust shares and holders of 10% or more of the outstanding shares of the Trust can require Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. The Trust will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of any share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. For example, the Advisory Agreement must be approved separately by each Fund and only becomes effective with respect to a Fund when a majority of the outstanding voting securities of that Fund approves it. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. For example, a proposed change in the investment objectives of a particular Fund would require the affirmative vote of a majority of the outstanding voting securities of only that Fund.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     When issued, each Fund's shares are fully paid and nonassessable by the Trust, have no preemptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, a Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test) and (2) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year. In the case of the Growth and Tax Strategy Fund, in order to be entitled to pay exempt-interest dividends to shareholders, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations the interest of which is exempt from federal income tax. The Growth and Tax Strategy Fund intends to satisfy this requirement.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of excise tax.

     The Balanced Strategy, Cornerstone Strategy, Emerging Markets, Precious Metals and Minerals, International, and World Growth Funds' ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in each Fund's income for purposes of the 90% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies, as well as certain other investments.

     If the Balanced Strategy, Cornerstone Strategy, Emerging Markets, Precious Metals and Minerals, International, or World Growth Funds invest in an entity that is classified as a "passive foreign investment company" (PFIC) for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the applicable Fund. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.


TAXATION  OF THE  SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss, except as noted below.

     In the case of the Growth and Tax Strategy Fund, if a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of such exempt-interest dividend. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from the Growth and Tax Strategy Fund are includible in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

     The Growth and Tax Strategy Fund may invest in private activity bonds. Interest on certain private activity bonds issued after August 7, 1986, is an item of tax preference for purposes of the Federal Alternative Minimum Tax
(AMT), although the interest continues to be excludable from gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to AMT and the amount of any tax to be paid.

     Opinions relating to the validity of the tax-exempt securities purchased for the Growth and Tax Strategy Fund and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Fund's counsel makes any review of the basis of such opinions.

     The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are a resident, but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from a Fund in their own states and localities.

                       TRUSTEES AND OFFICERS OF THE TRUST

The Trust has six officers and a Board of Trustees. These officers and Trustees supervise the business and affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Trustees periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Trustee shall be fifteen (15) years or until the Trustees reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and officers of the Trust, and their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each Trustee serves on the Board of Trustees or Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

INTERESTED TRUSTEES1
Robert G. Davis 1, 2
Trustee and Chairman of the Board of Trustees
Date of Birth: November 1946

President and Chief Executive Officer of United Services Automobile  Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Trustee/Director and Chairman of the Boards of Trustees/Directors of the USAA family of funds. Mr. Davis has served in his capacity as Trustee since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

Christopher W. Claus 1, 2
Trustee, President, and Vice Chairman of the Board of Trustees
Date of Birth: December 1960

President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Trustee/Director, and Vice Chairman of the Boards of Trustees/Directors of the USAA family of funds. Mr. Claus has served in his capacity as Trustee since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the officer position of Senior Vice President of the USAA Life Investment Trust, a registered investment company offering five individual funds.

NON INTERESTED TRUSTEES

Barbara B. Dreeben 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: June 1945

President, Postal Addvantage (7/92-present), which is a postal mail list management service. Mrs. Dreeben serves as Trustee/Director of the USAA family of funds. Ms. Dreeben has served in her capacity as Trustee since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Robert L. Mason, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1946

Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (2/79-9/98), which focuses in the fields of technological research and development. Dr. Mason serves as a Trustee/Director of the USAA family of funds. Dr. Mason has served in his capacity as Trustee since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Michael F. Reimherr 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: August 1945

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee/Director of the USAA family of funds. Mr. Reimherr has served in his capacity as Trustee since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Laura T. Starks, Ph.D. 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: February 1950

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of
Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Trustee/Director of the USAA family of funds. Dr. Starks has served in her capacity as Trustee since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Richard A. Zucker 2, 3, 4, 5
USAA Investment Management Company
P. O. Box 659430
San Antonio, TX 78265-9430
Director
Date of Birth: July 1943

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee/Director of the USAA family of funds. Mr. Zucker has served in his capacity as Trustee since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS1

Clifford A. Gladson
Vice President
Date of Birth: November 1950

Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO, (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

Stuart Wester
Vice President
Date of Birth: June 1947

Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds, and for USAA Life Investment Trust, a registered investment company offering five individual funds.

Mark S. Howard
Secretary
Date of Birth: October 1963

Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also holds the officer positions of Secretary of the USAA family of funds and IMCO; Senior Vice President, Secretary and Counsel of USAA Shareholder Account Services, and Assistant Secretary of USAA Financial Planning Services, and USAA Life Investment Trust, a registered investment company offering five individual funds.

David M. Holmes
Treasurer
Date of Birth: June 1960

Senior Vice President,  Senior  Financial  Officer,  IMCO  (6/01-present);  Vice
President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the officer positions of Treasurer of the USAA family of funds and IMCO; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr.
Assistant Treasurer
Date of Birth: November 1960

Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo holds the officer position of Assistant Treasurer for the USAA family of funds.

--------------
1 Indicates those Trustees and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
2  Member of Executive Committee
3  Member of Audit Committee
4  Member of Pricing and Investment Committee
5  Member of Corporate Governance Committee

     The Board of Trustees has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. Between the meetings of the Board of Trustees and while the Board is not in session, the Executive Committee of the Board of Trustees has all the powers and may exercise all the duties of the Board of Trustees in the management of the business of the Trust which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Trustees acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Trustees reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Trustees maintains oversight of the organization, performance, and effectiveness of the Board and independent Trustees.

     The Board of Trustees typically conducts regular meetings six times a year to review the operations of the Funds in the USAA family of funds. A portion of these meetings is devoted to meetings of various committees of the Board of Trustees, which focus on particular matters. In addition, the Board of Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

     During the Funds' most recent full fiscal year ended May 31, 2002, the Board of Trustees held meetings ten times; the Executive Committee held no meetings; the Audit Committee held meetings four times; the Pricing and Investment Committee held meetings four times; and the Corporate Governance Committee held meetings eight times.

     In addition to the previously listed Trustees and/or officers of the Trust who also serve as Trustees and/or officers of the Manager, the following individual is an executive officer of the Manager: Mark S. Rapp, Senior Vice President, Marketing. There are no family relationships among the Trustees, officers, and managerial level employees of the Trust.

     The following table sets forth the dollar range of total equity securities beneficially owned by the Trustees of the Trust's Funds listed in this SAI and in all of the USAA family of funds overseen by the Trustees as of the calendar year ended December 31, 2001.


                             BALANCED          INCOME        PRECIOUS METAL        CORNERSTONE
                           STRATEGY FUND    STRATEGY FUND     MINERALS FUND       STRATEGY FUND

INTERESTED TRUSTEES
Robert G. Davis                 None            None               None               None
Christopher W. Claus            None            None               None               None


NON INTERESTED TRUSTEES

Barbara B. Dreeben              None            None               None               None
Robert L. Mason                 None            None               None         $10,000-$50,000
Michael F. Reimherr             None            None               None               None
Laura T. Starks                 None            None               None               None
Richard A. Zucker               None            None               None               None



                           INTERNATIONAL     GROWTH AND TAX     WORLD GROWTH         EMERGING
                               FUND               FUND              FUND           MARKETS FUND

INTERESTED TRUSTEES

Robert G. Davis                 None              None               None              None
Christopher W. Claus      $10,000,-$50,000        None               None              None


NON INTERESTED TRUSTEES

Barbara B. Dreeben              None          Over $100,000          None              None
Robert L. Mason                 None              None               None              None
Michael F. Reimherr             None              None               None              None
Laura T. Starks            $10,000-$50,000        None               None              None
Richard A. Zucker               None              None               None              None


                                                                  USAA FAMILY
                               GNMA              TREASURY           OF FUNDS
                               FUND         MONEY MARKET FUND         TOTAL

INTERESTED TRUSTEES

Robert G. Davis                None               None                None
Christopher W. Claus           None               None            Over $100,000


NON INTERESTED TRUSTEES

Barbara B. Dreeben             None               None            Over $100,000
Robert L. Mason                None               None          $50,001-$100,000
Michael F. Reimherr        Over $100,000          None            Over $100,000
Laura T. Starks                None               None          $50,001-$100,000
Richard A. Zucker              None               None            Over $100,000


     There were no transactions or series of similar transactions relating directly or indirectly to the Non Interested Independent Trustees of the Trust and their immediate family members in which the amount involved exceeded $60,000 during the past two calendar years ended December 31, 2001.

The following table sets forth information describing the compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended May 31, 2002.

     NAME                         AGGREGATE                TOTAL COMPENSATION
      OF                         COMPENSATION                FROM THE USAA
   TRUSTEE                      FROM THE TRUST             FAMILY OF FUNDS (b)

INTERESTED TRUSTEES

Robert G. Davis                    None (a)                      None (a)
Christopher W. Claus               None (a)                      None (a)


NON INTERESTED TRUSTEES

Barbara B. Dreeben               $  11,250                       $   45,000
Robert L. Mason, Ph.D.           $  11,375                       $   45,500
Michael F. Reimherr              $  11,750                       $   47,000
Laura T. Starks, Ph.D.           $  11,750                       $   47,000
Richard A. Zucker                $  11,750                       $   47,000

 ------------

 (a) Robert G. Davis and Christopher W. Claus, are affiliated with the Trust's investment adviser, IMCO, and, accordingly, receive no remuneration from the Trust or any other Fund of the USAA family of funds.

 (b) At May 31, 2002, the USAA family of funds consisted of four registered investment companies offering 39 individual funds. Each Trustee presently serves as a Trustee or Director of each investment company in the USAA family of funds.

     All of the above Trustees are also Directors/Trustees of certain other funds in the USAA family of funds. No compensation is paid by any fund to any Trustee who is a director, officer, or employee of IMCO or its affiliates or of any Subadviser or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Trust reimburses certain expenses of the Trustees who are not affiliated with the Manager or any Subadviser. As of August 31, 2002, the officers and Trustees of the Trust and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

     As of August 31, 2002, USAA and its affiliates owned no shares of the Emerging Markets Fund, Growth and Tax Strategy Fund, Balanced Strategy Fund, Cornerstone Strategy Fund, Precious Metals and Minerals Fund, World Growth Fund, GNMA Trust, International Fund, and Treasury Money Market Trust.

     The Trust knows of no other persons who, as of August 31, 2002, held of record or owned beneficially 5% or more of the voting stock of any Fund's shares.

APPROVAL OF ADVISORY AGREEMENT FOR THE PRECIOUS METALS AND MINERALS FUND, GNMA TRUST, AND TREASURY MONEY MARKET TRUST

At a meeting of the Board of Trustees held on April 24, 2002, the Board approved the continuation of the Trust's Advisory Agreement for a one-year period ending June 30, 2003. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. Among others, the Board considered the following factors and information: (i) the services provided to the Trust by the Manager under the Advisory Agreement;
(ii) other services provided by the Manager and its affiliates under other agreements including administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Trust; (iii) the personnel who provide these services; (iv) the Manager's costs of providing services and the direct and indirect benefits to the Manager from its relationship with the Trust; (v) the Manager's compensation for investment advisory services as well as the Manager's profitability under the Advisory Agreement; (vi) the compensation paid to the Manager or its affiliates for other, non-advisory, services provided to the Trust; (vii) the Manager's access to research services from brokers to which the Manager may have allocated Trust brokerage in a "soft dollar" arrangement; (viii) information provided by Lipper, Inc. that compared the Trust's advisory fee rate, expense ratios and historical performance to those of comparable funds; (ix) whether the Trust has experienced growth in its assets and, if so, whether the Manager has experienced economies of scale; and (x) materials supplied by the non-interested Trustees' independent counsel that were prepared for use by the Board in fulfilling its duties under the Investment Company Act. Throughout their deliberations, the non-interested Trustees were represented and assisted by independent counsel.

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS FOR THE GROWTH AND TAX STRATEGY, BALANCED STRATEGY, CORNERSTONE STRATEGY, EMERGING MARKETS, INTERNATIONAL, AND WORLD GROWTH FUNDS

On April 24 and May 29, 2002, the Board and IMCO held preliminary discussions regarding the possibility of a proposed new management structure for each of these Funds. At these meetings, the Board and IMCO discussed, among other matters, the process for identifying and evaluating potential subadvisers for the Funds and the benefits and challenges relating to the proposed new management structure. IMCO provided the Board with information regarding its proposed process for identifying and evaluating potential subadvisers, including extensive due diligence on each subadvisory candidate and the retention of Evaluation Associates, Inc. (EAI), an independent consultant with experience in these types of investment management evaluations, to assist IMCO during this process.

     In order to implement these arrangements promptly, the Board terminated the existing investment advisory agreements between each of these Funds and IMCO (Former Agreements) and approved both new interim investment advisory agreements with IMCO (Interim Agreements) and interim investment subadvisory agreements (Interim Subadvisory Agreements) between IMCO and the applicable subadvisers. These interim agreements, which took effect on June 28, 2002, were implemented without shareholder approval in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended.

     Under Rule  15a-4,  the  Interim  Agreements  and the  Interim  Subadvisory
Agreements typically will terminate 150 days after the date the Former Agreements terminated. Thus, the Board has asked shareholders to approve new investment advisory agreements (Proposed Agreements) between each Fund and IMCO and investment subadvisory agreements (Subadvisory Agreements) between IMCO and the applicable subadvisers. The Proposed Agreements and Subadvisory Agreements will be submitted to shareholders of the Funds at a meeting to be held on October 18, 2002. The Proposed Agreements and Subadvisory Agreements will become effective upon shareholder approval.

     The interim and proposed advisory and subadvisory agreements for each Fund and IMCO's recommendation to seek the necessary shareholder approvals were considered by the Board, including the non-interested Trustees, at a meeting of the Board held on June 26, 2002. In addition, the non-interested Trustees met separately as a group on that date to consider these matters.

     As part of its deliberations during one or more of its meetings, the Board reviewed information provided by management relating to the services to be rendered by IMCO under the Interim and Proposed Agreements, the services to be rendered by each subadviser under the Interim and proposed Subadvisory Agreements, the reasonableness of the fees that would be paid under these agreements to IMCO and by IMCO to each subadviser, and the terms of the Interim and Proposed Agreement for each Fund, which are substantially the same as those in the Former Agreement for each Fund. The Board also reviewed materials that included (i) a listing of the qualitative and quantitative criteria employed by IMCO to identify subadviser candidates; (ii) the qualifications of EAI and the subadviser search process employed by EAI in connection with its recommendations to IMCO; (iii) detailed data regarding each proposed subadviser, including its prior investment performance relative to applicable Funds and benchmark indices, its investment performance in both up and down market cycles, its investment process, the depth of its investment personnel resources, the experience of its key investment personnel, its total assets under management, and its tenure in the advisory business; (iv) the fees to be paid by IMCO to each subadviser and the overall impact of those costs to IMCO; and (v) information regarding the benefits and challenges to IMCO associated with employing subadvisers to manage the day-to-day activities of each Fund, subject to oversight by IMCO and the Board.

     In the course of its deliberations, the Board considered, among other information, the foregoing materials, each of which was discussed during one or more of the Board's meetings. During its deliberations, the Board also considered (i) the organizational and financial implications of the proposed new arrangements to IMCO, (ii) the extent to which IMCO has been able and willing to waive fees and pay expenses of each Fund from time to time and the ability and willingness of IMCO to continue this practice in the future, (iii) the benefits and challenges to a management structure where one or more independent advisory firms would directly manage some or all of each Fund's assets subject to the portfolio oversight of IMCO, (iv) IMCO's experience supervising subadvisers, (v) IMCO's recommendations to implement subadvisory arrangements, which included input from EAI, and (vi) the process used by IMCO, with input from EAI, to identify the specific proposed subadvisers. In addition, among other factors, the Board also considered the expertise of each proposed subadviser, the financial strength and quality of services offered by each proposed subadviser, the rigorous due diligence process employed by IMCO and EAI with respect to each proposed subadviser, and the input of EAI, an independent investment management consultant. Throughout their deliberations, the non-interested Trustees were represented and assisted by independent counsel.


                               THE TRUST'S MANAGER

As described in each Fund's prospectus, IMCO is the Manager and investment adviser for each Fund. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for USAA Investment Trust from its inception.

     In addition to managing the Trust's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Tax Exempt Fund, Inc., USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the IMCO were approximately $41 billion, of which approximately $25 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

The Manager provides investment management and advisory services to the Precious Metals and Minerals Fund, the GNMA Trust, and the Treasury Money Market Trust pursuant to an Advisory Agreement dated August 1, 2001 (Advisory Agreement). Under this agreement, the Manager provides an investment program, carries out the investment policies and manages the portfolio assets for each of these Funds. The Manager is authorized, subject to the control of the Board of Trustees of the Trust, to determine the selection, amount, and time to buy or sell securities for each Fund.

     The Manager also provides investment management and advisory services to the Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, Emerging Markets, International, and World Growth Funds pursuant to an Interim Investment Advisory Agreement dated June 28, 2002 (Interim Advisory Agreement). The Interim Advisory Agreement authorizes the Manager to retain one or more Subadvisers for the management of a Fund's investment portfolio and, as described below, the Manager has entered into one or more Interim Investment Subadvisory Agreements (Interim Subadvisory Agreements) for each of these Funds. Under the Interim Advisory Agreement, the Manager is responsible for monitoring the services furnished pursuant to the Interim Subadvisory Agreement and making recommendations to the applicable board with respect to the retention or replacement of Subadvisers and renewal of subadvisory agreements. In addition, the Manager manages certain portfolio assets for certain of these Funds, as described in the Prospectuses.

     For the services under these agreements, each Fund has agreed to pay the Manager a fee computed as described under FUND Management in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager compensates all personnel, officers, and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; audit and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Trustees who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until July 31, 2003 for the Funds covered by that agreement and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940
Act) or by the Board of Trustees (on behalf of such Fund) including a majority of the Trustees who are not interested persons of the Manager or (otherwise than as Trustees) of the Trust, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Trust or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     The Interim Advisory Agreement will remain in effect with respect to a Fund until the earlier of 150 days after June 28, 2002 (on November 25, 2002) (or such later date as may be consistent with applicable regulations and interpretations) or the date upon which shareholders of the Fund approve a new investment advisory agreement between the Manager and the Fund. The Interim Advisory Agreement may be terminated with respect to a Fund at any time by the Board of Trustees or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) or by the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to limit the annual expenses of the Balanced Strategy Fund and the Cornerstone Strategy Fund to 1.00% and 1.19%, respectively, of the Funds' ANA, through September 30, 2003, and will reimburse the Fund for all expenses in excess of such limitation. The waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.


     For the last three fiscal years ending May 31, management fees were as follows:
         FUND                          2000             2001            2002

 Growth and Tax Strategy            $ 1,303,703    $  1,279,989    $  1,103,636
 Balanced Strategy                  $   908,744    $  1,191,097    $  1,762,560
 Cornerstone Strategy               $ 8,779,370    $  7,907,419    $  7,347,285

 Emerging Markets                   $ 2,889,999    $  1,704,623    $    461,357
 Precious Metals and Minerals       $   623,509    $    518,002    $    650,288
 International                      $ 4,216,784    $  3,664,733    $  2,805,580
 World Growth                       $ 2,805,705    $  2,811,200    $  2,131,034
 GNMA Trust                         $   567,415    $    547,148    $    667,072
 Treasury Money Market Trust        $   191,122    $    197,233    $    228,323

     As a result of the Funds' actual expenses exceeding an expense limitation, the Manager did not receive fees to which it would have been entitled as follows:

    FUND                               2000             2001            2002

Balanced Strategy                   $  14,020          -           $   777,982
Cornerstone Strategy                       -           -           $   167,161


     Beginning with the month ended July 31, 2002, each Fund's (except the Treasury Money Market Trust) management fees are based upon two components: (1) a base fee, which is accrued daily and paid monthly and computed and paid at an annual rate of average net assets as follows:

    FUND                                            FEE RATE

    Balanced Strategy Fund                            .75%
    Cornerstone Strategy Fund                         .75%
    Emerging Markets Fund                            1.00%
    GNMA Trust                                        .125%
    Precious Metals and Minerals Fund                 .75%
    Growth and Tax Strategy Fund                      .50%
    International Fund                                .75%
    World Growth Fund                                 .75%



and, (2) a performance adjustment that will increase or decrease the base fee depending upon the performance of the Funds relative to its Lipper Index. Each Fund's performance will be measured as listed below.

     FUND                                           LIPPER PERFORMANCE INDEX

    Balanced Strategy Fund                          Lipper Balanced
    Cornerstone Strategy Fund                       Lipper Global Flexible
    Emerging Markets Fund                           Lipper Emerging Markets
    GNMA Trust                                      Lipper GNMA
    Precious Metals and Minerals Fund               Lipper Gold
    Growth and Tax Strategy Fund                    Lipper Balanced
    International Fund                              Lipper International
    World Growth Fund                               Lipper Global


With respect to the Treasury Money Market Trust, the management fee will continue to consist solely of the base fee of .125% of the average net assets.

COMPUTING THE  PERFORMANCE  ADJUSTMENT

For any month, the base fee of each Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ended July 31, 2002, the performance period generally consisted of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

                               FIXED INCOME FUNDS:
               GNMA TRUST                        GROWTH AND TAX STRATEGY FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX            ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                 (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)

              +/- 20 to 50                                   +/- 4
              +/- 51 to 100                                  +/- 5
           +/- 101 and greater                               +/- 6

                                  EQUITY FUNDS:

         BALANCED STRATEGY FUND                    CORNERSTONE STRATEGY FUND
          EMERGING MARKETS FUND                PRECIOUS METALS AND MINERALS FUND
           INTERNATIONAL FUND                          WORLD GROWTH FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX            ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                 (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
             +/- 100 to 400                                  +/- 4
             +/- 401 to 700                                  +/- 5
           +/- 701 and greater                               +/- 6

---------
      1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

     For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                         EXAMPLES

                                 1             2            3             4          5            6

Fund Performance (a)           6.80%         5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)

Index Performance (a)          4.75%         5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                               -----         -----        -----         -----      ------        -----

Over/Under Performance (b)    + 205         +15            - 40         + 95       - 145          - 15

Annual Adjustment Rate (b)      + 6            0            -4          + 5           - 6           0
Monthly Adjustment Rate (c)    .0049%            n/a        (.0033%)    .0041%     (.0049%)        n/a

Base Fee for Month           $ 221,918     $ 221,918    $ 221,918     $221,918    $ 221,918    $ 221,918

Performance Adjustment          41,650             0        (28,050)    34,850      (41,650)           0
---------------------------------------------------------------------------------------------------------

Monthly Fee                  $ 263,568     $ 221,918    $ 193,868     $256,768    $ 180,268    $ 221,918
=========================================================================================================

-------------------
   (a)  Average annual performance over a 36-month period
   (b)  In basis points
   (c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

     Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

SUBADVISORY AGREEMENTS

The Manager has entered into Interim Subadvisory Agreements with the Subadvisers identified below under which each Subadviser provides day-to-day discretionary management of the applicable Fund's assets in accordance with that Fund's investment objectives, policies, and restrictions, subject to the general supervision of the Manager and the Board of Trustees of the Trust.

     Each Interim Subadvisory Agreement will remain in effect with respect to a Fund until the earlier of 150 days after June 28, 2002 (on November 25, 2002) (or such later date as may be consistent with applicable regulations and interpretations) or the date upon which shareholders of the Fund approve a new investment subadvisory agreement between the Manager and the Subadviser. The Interim Subadvisory Agreement may be terminated with respect to a Fund at any time by the Board of Trustees or by vote of a majority of the outstanding shares of a Fund (as defined in the 1940 Act) or by the Manager or Subadviser on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     For the Growth and Tax Strategy Fund, the Manager has entered into an Interim Subadvisory Agreement with Dresdner RCM Global Investors LLC (Dresdner). The Manager (not the Fund) pays Dresdner a fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Dresdner manages. Dresdner is an indirect wholly-owned subsidiary of Dresdner Bank AG, which, in turn, is an indirect wholly-owned subsidiary of Allianz AG. Founded in 1890 in Germany, Allianz AG is one of the world's leading multinational insurance and financial services companies. With assets under management of over one trillion dollars as of December 31, 2001, Allianz provides its clients with a broad range of services in over 70 countries.

     For the Balanced Strategy Fund, the Manager has entered into an Interim Subadvisory Agreement with Wellington Management Company, LLP (Wellington Management). The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. Wellington Management, a Massachusetts limited liability partnership and registered investment adviser, is owned entirely by its 76 partners, all of whom are full-time professional members of the firm. The managing partners of Wellington are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

     For the Cornerstone Strategy Fund, the Manager has entered into Interim Subadvisory Agreements with Wellington Management and MFS Investment Management
(MFS). The Manager (not the Fund) pays Wellington Management a fee in the annual amount of 0.40% of the Fund's average net assets for the first $50 million of assets invested in REITs that Wellington Management manages, plus 0.35% of the Fund's average net assets for assets over $50 million invested in REITs that Wellington Management manages, plus 0.20% of the portion of the Fund's average net assets for assets invested in securities other than REITs that Wellington Management manages. The Manager (not the Fund) pays MFS a fee in the annual amount of 0.335% of the Fund's average net assets for the first $350 million that MFS manages, with respect to the World Growth Fund, the International Fund, and the international portion of the Cornerstone Strategy Fund (Aggregate MFS Funds) plus 0.225% of the Fund's average net assets for assets over $350 million that MFS manages in the Aggregate MFS Funds. MFS is a wholly-owned subsidiary of Massachusetts Financial Services Company (MFS), a registered investment adviser that has been providing investment advisory services since 1924. MFS is a majority-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life of Canada (an insurance company).

     For the Emerging Markets Fund, the Manager has entered into an Interim Subadvisory Agreement with The Boston Company Asset Management, LLC (The Boston Company). The Manager (not the Fund) pays The Boston Company a fee in the annual amount of 0.69% of the Fund's average net assets that The Boston Company manages. The Boston Company is a majority-owned subsidiary of Boston Safe Deposit & Trust Company (BSDT), a state chartered bank. BSDT is a wholly-owned subsidiary of The Boston Company Inc., a bank holding company, which is a wholly owned subsidiary of Mellon Financial Corporation (Mellon). Mellon is a publicly owned global financial holding company incorporated under Pennsylvania law.

     For the International Fund, the Manager has entered into an Interim Subadvisory Agreement with MFS. The Manager (not the Fund) pays MFS a fee in the annual amount of 0.335% of the Fund's average net assets for the first $350 million that MFS manages in the Aggregate MFS Funds, plus 0.225% of the Fund's average net assets for assets over $350 million that MFS manages in the Aggregate MFS Funds.

     For the World Growth Fund, the Manager has entered into an Interim Subadvisory Agreement with MFS. The Manager (not the Fund) pays MFS a fee in the annual amount of 0.335% of the Fund's average net assets or the first $350 million that MFS manages in the Aggregate MFS Funds that MFS manages, plus 0.225% of the Fund's average net assets for assets over $350 million that MFS manages in the Aggregate MFS Funds.

CODES OF ETHICS. The Funds, the Manager and the Subadvisers each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. The Trust's Board of Trustees reviews the administration of the Codes of Ethics at least annually and receives certifications from the Manager and each Subadviser regarding compliance with their respective codes of ethics annually.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Trust has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) of the average net assets for each Fund except the Treasury Money Market Trust and one-tenth of one percent (.10%) of the average net assets for the Treasury Money Market Trust. We may also delegate one or more of our responsibilities to others at our expense.

     For the period of August 1, 2001 (effective date of agreement) through May 31, 2002, the Trust paid IMCO the following administration and servicing fees:

         FUND

     Growth and Tax Strategy                    $    272,088
     Balanced Strategy                          $    305,216
     Cornerstone Strategy                       $  1,215,924
     Emerging Markets                           $     57,828
     Precious Metals and Minerals               $    111,894
     International                              $    461,092
     World Growth                               $    349,175
     GNMA Trust                                 $    678,664
     Treasury Money Market Trust                $    154,682

UNDERWRITER

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Trust under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Trust. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $23 to $25.50 per account. The fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Trust's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Trust's investments. In addition, assets of the Balanced Strategy, Cornerstone Strategy, Emerging Markets, Precious Metals and Minerals, International, and World Growth Funds may be held by certain foreign banks and foreign securities depositories as agents of the Custodian in accordance with the rules and regulations established by the SEC.

COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1800, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent auditor for the Funds for the 2003 fiscal year end audits. KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, was the previous independent auditor for the 2002 fiscal year end audits. In these capacities, each firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.


                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE? in its prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

YIELD - TREASURY MONEY MARKET TRUST

When the Treasury Money Market Trust quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return; then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Trust's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Trust's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. Yield For 7-day Period ended May 31, 2002, was 1.32%.

        Effective Yield For 7-day Period ended May 31, 2002, was 1.33%.

YIELD - GROWTH AND TAX STRATEGY FUND AND GNMA TRUST

These Funds may advertise performance in terms of 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/(cd)+1)*6 -1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The 30-day yields for the period ended May 31, 2002, for the Growth and Tax Strategy Fund, and GNMA Trust were 2.68% and 5.69%, respectively.

TAX-EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax-equivalent yield" means converting a tax-exempt yield to a pretax equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. Because the Growth and Tax Strategy Fund invests a significant percentage of its assets in tax-exempt securities, it may advertise performance in terms of a 30-day tax-equivalent yield.

     To calculate a tax-equivalent yield, an investor must know his federal marginal income tax rate. The tax-equivalent yield for the Growth and Tax Strategy Fund is then computed by dividing that portion of the yield which is tax exempt by the complement of the federal marginal tax rate and adding the product to that portion of the yield which is taxable. The complement, for example, of a federal marginal tax rate of 35% is 65%, that is (1.00-0.35=0.65).

           Tax-Equivalent Yield = (% Tax-Exempt Income x 30-day Yield/
                         (1-Federal Marginal Tax Rate))
                       + (% Taxable Income x 30-day Yield)

     Based on a federal marginal tax rate of 35.0%, the tax-equivalent yield for the Growth and Tax Strategy Fund for the period ended May 31, 2002, was 3.90%.

TOTAL  RETURN

The Funds (except the Treasury Market Fund) may each advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, ended May 31, 2002 or for such lesser periods as the Funds have been in existence. (In addition, each Fund may from time to time advertise performance of the Fund for periods commencing on the date any Subadviser(s) began advising the Fund, or for periods of less than one year).




                                               1         5         10        SINCE INCEPTION
BALANCED STRATEGY FUND                       YEAR      YEARS      YEARS         9/1/95
------------------------------------------------------------------------------------------
Return Before Taxes                          .06%      8.34%       n/a          9.93%
Return After Taxes on Distributions        -2.02%      6.74%       n/a          8.42%
Return After Taxes on
  Distributions and Sale of Fund Shares      .58%      6.19%       n/a          7.60%


                                               1         5         10        SINCE INCEPTION
PRECIOUS METAL AND MINERALS FUND             YEAR      YEARS      YEARS         8/15/84
------------------------------------------------------------------------------------------
Return Before Taxes                       101.95%      7.93%      6.81%           1.85%
Return After Taxes on Distributions       101.39%      7.83%      6.76%           1.59%
Return After Taxes on
  Distributions and Sale of Fund Shares    62.44%      6.45%      5.71%           1.40%


                                               1         5         10        SINCE INCEPTION
CORNERSTONE STRATEGY FUND                    YEAR      YEARS      YEARS         8/15/84
------------------------------------------------------------------------------------------
Return Before Taxes                        -2.96%      3.67%      8.41%          10.16%
Return After Taxes on Distributions        -4.16%      1.66%      6.39%           8.48%
Return After Taxes on
  Distributions and Sale of Fund Shares    -1.59%      2.35%      6.20%           8.07%


                                               1         5         10       SINCE INCEPTION
INTERNATIONAL  FUND                          YEAR      YEARS      YEARS         7/11/88
------------------------------------------------------------------------------------------
Return Before Taxes                        -2.22%      1.23%      7.39%           7.56%
Return After Taxes on Distributions        -2.36%       .06%      6.34%           6.70%
Return After Taxes on
  Distributions and Sale of Fund Shares    -1.12%       .83%      5.93%           6.22%


                                               1         5         10       SINCE INCEPTION
GROWTH AND TAX STRATEGY FUND                 YEAR      YEARS      YEARS         1/11/89
-------------------------------------------------------------------------------------------
Return Before Taxes                        -7.59%      3.21%      6.98%           7.63%
Return After Taxes on Distributions        -7.74%      2.70%      6.21%           6.93%
Return After Taxes on
  Distributions and Sale of Fund Shares    -3.72%      3.01%      5.98%           6.63%


                                               1         5           10       SINCE INCEPTION
WORLD GROWTH FUND                            YEAR      YEARS        YEARS         10/1/92
-------------------------------------------------------------------------------------------
Return Before Taxes                        -8.79%      1.50%        n/a           7.69%
Return After Taxes on Distributions        -8.81%       .37%        n/a           6.66%
Return After Taxes on
  Distributions and Sale of Fund Shares    -5.22%      1.12%        n/a           6.23%

                                       33

                                               1         5         10         SINCE INCEPTION
EMERGING MARKETS FUND                        YEAR      YEARS      YEARS          11/7/94
-------------------------------------------------------------------------------------------
Return Before Taxes                        11.11%     -6.56%        n/a         -1.61%
Return After Taxes on Distributions        11.35%     -6.70%        n/a         -1.97%
Return After Taxes on
  Distributions and Sale of Fund Shares     7.17%     -5.09%        n/a         -1.32%

                                               1         5         10         SINCE INCEPTION
GNMA TRUST FUND                              YEAR      YEARS      YEARS          2/1/91
-------------------------------------------------------------------------------------------
Return Before Taxes                         7.83%      6.85%      6.86%           7.25%
Return After Taxes on Distributions         5.50%      4.21%      4.08%           4.48%
Return After Taxes on
  Distributions and Sale of Fund Shares     4.75%      4.15%      4.09%           4.46%

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

TOTAL RETURN (BEFORE TAXES)

Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)n = ERV

Where:     P  = a hypothetical initial payment of $1,000
           T  = average annual total return
           n  = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

INSTRUCTIONS:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVD

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
            ATVD   =  ending value of a  hypothetical  $1,000  payment made at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period
INSTRUCTIONS:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2.  Assume  all  distributions  by   the fund--less  the   taxes  due  on  such
    distributions--are   reinvested  at  the  price  stated  in  the  prospectus
    (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES )

We calculate a Fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVDR

     Where:     P  =  a hypothetical initial payment of $1,000
                T = average annual total return (after taxes on distributions) n = number of years
           ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

A description of ratings Ba and below assigned to debt obligations by Moody's is included in Appendix A of the Emerging Markets Fund prospectus.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

2. SHORT-TERM DEBT RATINGS:

MOODY'S MUNICIPAL

MIG-1/VMIG1           This  designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG2           This   designation   denotes  high  quality.  Margins  of
                      protection are ample although not so large as in the preceding group.

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the
           following   characteristics:

           o   Leading  market  positions  in well-established industries.
           o   High rates of return on funds employed.
           o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
           o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
           o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.
SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole. CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national   association  of  the  American
Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY, EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTER'S COMPANY, FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEYLETTER, a biweekly newsletter that covers financial news and from time to time rates specific mutual funds.

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of industry-wide mutual fund averages produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORLD MONITOR, The Christian Science Monitor Monthly.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

     In addition, the Cornerstone Strategy, Growth Strategy, Emerging Markets, Precious Metals and Minerals, International, and World Growth Funds may be cited for performance information and articles in INTERNATIONAL REPORTS, a publication providing insights on world financial markets and economics.

     The Treasury  Money Market Trusts may be cited in:

THE BOND BUYER, a daily newspaper that covers bond market news.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

     In addition to the sources above, performance of our Funds may also be tracked by Lipper, A Reuter's Company, and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following: - Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in THE BOND BUYER.

- Consumer Price Index, a measure of U.S. inflation in prices on consumer goods.

- Financial Times Gold Mines Index, an index that includes gold mining companies if they: a) have sustainable, attributable gold production of at least 300,000 ounces a year; b) draw at least 75% of revenue from mined gold sales; and c) have at least 10% of their capital available to the investing public.

- Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

- IFC Investable Index (IFCI) and IFC Global Index (IFCG), premier benchmarks for international investors. Both index series cover 25 discrete markets, regional indexes, and a composite index, providing the most accurate representation of the emerging markets universe available.

- Lehman Brothers Inc. GNMA 30 Year Index is an unmanaged index of pass-through securities with an original maturity of 30 years.

- Lehman Brothers Municipal Bond Index, a total return performance benchmark for the long-term investment grade tax-exempt bond market.

- London Gold, a traditional index that prices London gold. - London Gold PM Fix Price, the evening gold prices as set by London dealers.

- Morgan Stanley Capital International (MSCI) - EAFE Index, an unmanaged index which reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

- Morgan Stanley Capital International (MSCI) - Emerging Markets Index, is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

- Morgan Stanley Capital International (MSCI) - World Index, an unmanaged index which reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

- NAREIT Equity Index (National Association of Real Estate Investment Trusts, Inc.) a broad-based listing of all tax-qualified REITs (only common shares issued by the REIT) listed on the NYSE, American Stock Exchange, and NASDAQ.

- Philadelphia Gold/Silver Index (XAU), an index representing nine holdings in the gold and silver sector.

- Russell 1000 Growth Index, measures the performance of the those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.\

- Russell 3000 Index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

- S&P 500 Index, a broad-based composite unmanaged index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

- Shearson Lehman Hutton Bond Indices - indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

     Other sources for total return and other performance data which may be used by a Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices. While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

         As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------

                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------
   $100     $10         10          $6          16.67       $10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500  ***$41         62.77    ***$39         66.35    ***$46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

                APPENDIX D - USAA FAMILY OF NO-LOAD MUTUAL FUNDS


The USAA Family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


  -------------------------                       --------------------------
    ASSET ALLOCATION FUNDS                              INDEX FUNDS
  -------------------------                       --------------------------
      Balanced Strategy                           Extended Market Index
    Cornerstone Strategy                           Global Titans Index
   Growth and Tax Strategy                           Nasdaq-100 Index
                                                 S&P 500 Index Member Shares
                                                 S&P 500 Index Reward Shares

  ---------------------                           --------------------------
      EQUITY FUNDS                                  TAX EXEMPT BOND FUNDS
  ---------------------                           --------------------------
      Aggressive Growth                                   Long-Term
      Capital Growth                                 Intermediate-Term
      Emerging Markets                                   Short-Term
     First Start Growth                               State Bond/Income
 Precious Metals and Minerals
          Growth
       Growth & Income                            --------------------------
       Income Stock                                  TAXABLE BOND FUNDS
       International                              --------------------------
    Science & Technology                                     GNMA
      Small Cap Stock                              High-Yield Opportunities
           Value                                            Income
       World Growth                                  Intermediate-Term Bond
                                                         Short-Term Bond

                                                   ---------------------------
                                                        MONEY MARKET FUNDS
                                                   ---------------------------
                                                          Money Market
                                                     Tax Exempt Money Market
                                                   Treasury Money Market Trust
                                                        State Money Market


FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA
EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS 50 INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

06088-1002

                              USAA INVESTMENT TRUST

PART C.      OTHER INFORMATION

Item 23.     EXHIBITS

    1     (a)    First Amended and Restated Master Trust Agreement, June 2, 1995
                 (1)
          (b)    Amendment No. 1 dated July 12, 1995 (2)
          (c)    Amendment No. 2 dated September 17, 2001 (8)

    2            By-laws, as amended February 11, 1999 (6)

    3            SPECIMEN CERTIFICATES FOR SHARES OF
          (a)    Cornerstone Strategy Fund (2)
          (b)    Precious Metals and Minerals Fund (7)
          (c)    International Fund (2)
          (d)    Growth and Tax Strategy Fund (2)
          (e)    GNMA Trust (2)
          (f)    Treasury Money Market Trust (2)
          (g)    World Growth Fund (2)
          (h)    Emerging Markets Fund (2)
          (i)    Balanced Strategy Fund (2)
          (j)    Growth Strategy Fund (2)
          (k)    Income Strategy Fund (2)

    4     (a)    Advisory Agreement dated August 1, 2001 (7)
          (b)    Interim Advisory Agreement dated June 28, 2002 (8)
          (c)    Administration and Servicing Agreement dated August 1, 2001 (7)
          (d)    Interim Subadvisory Agreement between IMCO and Dresdner RCM
                  Global  Investors  LLC  dated  June 28,  2002 (8)
          (e)    Interim Subadvisory Agreement between IMCO and The Boston
                  Company  Asset  Management  LLC  dated  June 28,  2002 (8)
          (f) Interim Subadvisory Agreement between IMCO and MFS Investment Management dated June 28, 2002 (8)
          (g) Interim Subadvisory Agreement between IMCO and Wellington Management Company LLP dated June 28, 2002 (8)

    5     (a)    Underwriting Agreement dated July 9, 1990 (2)
          (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
          (c)    Letter Agreement dated July 21, 1992 adding World Growth
                  Fund (2)
          (d) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
          (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

    6      Not Applicable

     EXHIBIT NO.  DESCRIPTION OF EXHIBITS

    7     (a)    Custodian Agreement dated July 1, 2001 (7)
          (b)    Subcustodian Agreement dated March 24, 1994 (4)

    8     (a)    Transfer Agency Agreement dated October 15, 2001 (8)
          (b)    Master Revolving Credit Facility Agreement with Bank of America dated January 10, 2002 (8)
          (c)    Master Revolving Credit Facility Agreement with USAA Capital
                 Corporation dated January 9, 2002 (8)

    9 Opinion and Consent of Counsel with respect to the Balanced Strategy, Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Fund, International Fund, Precious Metals and Minerals, and World Growth Fund GNMA Trust, and Treasury Money Market Trust (filed herewith)

    10    (a)    Consent of Independent Auditors with respect to the Balanced
                  Strategy Fund, Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Fund, International Fund, and World Growth Fund (8)
          (b) Consent of Independent Auditors with respect to the Precious Metals and Minerals Fund, GNMA Trust, and Treasury Money Market Trust (filed herewith)

    11           Omitted financial statements - Not Applicable

    12           SUBSCRIPTIONS AND INVESTMENT LETTERS
          (a)    GNMA Trust and Treasury Money Market Trust (2)
          (b)    World Growth Fund (2)
          (c)    Emerging Markets Fund (2)
          (d) Growth Strategy Fund, Income Strategy Fund, and Balanced Strategy Fund (2)

    13           12b-1 Plans - Not Applicable

    14           18f-3 Plans - Not Applicable

    15           Reserved

    16           CODE OF ETHICS
          (a)    IMCO (7)
          (b)    Dresdner RCM Global Investors LLC (8)
          (c)    The Boston Company Asset Management LLC (8)
          (d)    MFS Investment Management (8)
          (e)    Wellington Management Company LLP (8)

    17           POWERS OF ATTORNEY
          (a) Powers of Attorney for Robert G. Davis, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael F. Reimherr, and Laura T. Starks dated July 19, 2000 (6)
          (b)    Powers of Attorney for Christopher W. Claus and David M. Holmes
                 dated July 27, 2001 (7)

 (1) Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on June 15, 1995.

 (2) Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 1995.

 (3) Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on January 26, 1996.

 (4) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 1996.

 (5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 1999.

 (6) Previously filed with Post-Effective Amendment No. 29 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 28, 2000.

 (7) Previously filed with Post-Effective Amendment No. 30 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 2001.

 (8) Previously filed with Post-Effective Amendment No. 31 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August
      2, 2002.

Item 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

              Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Fund Management" in the prospectus and the section captioned "Trustees and Officers of the Trust" in the statement of additional information.

Item 25.      INDEMNIFICATION

              Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

        (a) THE TRUSTEE AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

        (b) INDEMNIFICATION PROVISIONS UNDER AGREEMENT AND DECLARATION OF TRUST. Under Article VI of the Registrant's Agreement and
              Declaration of Trust, each of its trustees and officers or any person serving at the Registrant's request as a director, officer or trustee of another entity in which the Registrant has any interest as a shareholder, creditor or otherwise ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or
              (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by
              (a) a vote of a majority of a quorum of trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

              Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the covered person shall have undertaken to repay the amounts so paid to the Fund of Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under Article VI of the Agreement and Declaration of Trust and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification. As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested trustees of the Registrant who are not a party to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery form any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant or to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

              Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Trustees and Officers of the Trust."

              With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

              (a) MFS Investment Management (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as a subadviser to the Cornerstone Strategy Fund, International Fund, and World Growth Fund. The information required by this Item 26 with respect to each director and officer of MFS is incorporated herein by reference to MFS's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

              (b) Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston,
                        Massachusetts 02109, serves as a subadviser to the Balanced Strategy Fund and Cornerstone Strategy Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

              (c) Dresdner RCM Global Advisors LLC (Dresdner), located at 4 Embarcadero Center, San Francisco, California 94111, serves as a subadviser to the Growth and Tax Strategy Fund. The information required by this Item 26 with respect to each director and officer of Dresdner is incorporated herein by reference to Dresdner's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

              (d) The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Growth and Tax Strategy Fund. The information required by this Item 26 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company's current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

Item 27.      PRINCIPAL UNDERWRITERS

        (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Mutual Fund, Inc., and USAA State Tax-Free Trust.


        (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

Name and Principal          Position and Offices          Position and Offices
 BUSINESS ADDRESS             WITH UNDERWRITER              WITH REGISTRANT

Robert G. Davis             Director and Chairman         Trustee and
9800 Fredericksburg Road    of the Board of Directors     Chairman of the
San Antonio, TX 78288                                     Board of Trustees


Christopher W. Claus        Chief Executive Officer,      President, Trustee
9800 Fredericksburg Road    President, Director, and      and Vice Chairman of
San Antonio, TX 78288       Vice Chairman of the          the Board of Trustees
                            Board of Directors


David M. Holmes             Senior Vice President,        Treasurer
9800 Fredericksburg Road    Senior Financial Officer,
San Antonio, TX 78288       and Treasurer


Mark S. Howard              Senior Vice President,        Secretary
9800 Fredericksburg Road    Securities Counsel and
San Antonio, TX 78288       Compliance and Assistant
                            Secretary


Mark S. Rapp                Senior Vice President,        None
9800 Fredericksburg Road    Marketing
San Antonio, TX 78288

        (c)                 Not Applicable.

Item 28.      LOCATION OF ACCOUNTS AND RECORDS

               The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    USAA Shareholder Account Services
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    State Street Bank and Trust Company
                    1776 Heritage Drive
                    North Quincy, Massachusetts 02171

                    MFS Investment Management
                    500 Boylston Street
                    Boston, Massachusetts 02116,
                    (records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, International Fund, and World Growth Fund)

                    Wellington Management Company, LLP
                    75 State Street
                    Boston, Massachusetts 02109
                    (records relating to its functions as a subadviser with respect to the Balanced Strategy Fund and Cornerstone Strategy Fund)

                    Dresdner RCM Global Advisors LLC
                    4 Embarcadero Center
                    San Francisco, California 94111
                    (records relating to its functions as a subadviser with respect to the Growth and Tax Strategy Fund)

                    The Boston Company Asset Management
                    Mellon Financial Center
                    One Boston Place
                    Boston, Massachusetts 02108-4408
                    (records relating to its functions as a subadviser with respect to the Growth and Tax Strategy Fund)

Item 29.      MANAGEMENT SERVICES

              Not Applicable

Item 30.      UNDERTAKINGS

              None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and it has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of San Antonio and state of Texas on the 11th day of September, 2002.

                                      USAA INVESTMENT TRUST

                                      /S/ CHRISTOPHER W. CLAUS
                                      ------------------------
                                      Christopher W. Claus
                                      President

      Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

        (Signature)                     (Title)                   (Date)


/S/ ROBERT G. DAVIS                                         September 11, 2002
---------------------------      Chairman of the
Robert G. Davis                  Board of Trustees



/S/ CHRISTOPHER W. CLAUS                                    September 11, 2002
---------------------------     Vice Chairman of the Board
Christopher W. Claus            of Trustees and President
                                (Principal Executive Officer)

/S/ DAVID M. HOLMES                                         September 11, 2002
---------------------------     Treasurer (Principal
David M. Holmes                 Financial and
                                Accounting Officer)


/S/ BARBARA B. DREEBEN                                      September 11, 2002
----------------------------    Trustee
Barbara B. Dreeben


/S/ ROBERT L. MASON                                         September 11, 2002
----------------------------    Trustee
Robert L. Mason


/S/ MICHAEL F. REIMHERR                                     September 11, 2002
----------------------------    Trustee
Michael F. Reimherr


/S/ LAURA T. STARKS                                         September 11, 2002
----------------------------    Trustee
Laura T. Starks


/S/ RICHAR A. ZUCKER                                        September 11, 2002
----------------------------    Trustee
Richard A. Zucker

                                  EXHIBIT INDEX

EXHIBIT                           ITEM                               PAGE NO. *
-------                           ----                               ----------

    1     (a)    First Amended and Restated Master Trust Agreement,
                  June 2, 1995 (1)
          (b)    Amendment No. 1 dated July 12, 1995 (2)
          (c)    Amendment No. 2 dated September 17, 2001 (8)

    2            By-laws, as amended February 11, 1999 (6)

    3            SPECIMEN CERTIFICATES FOR SHARES OF
          (a)    Cornerstone Strategy Fund (2)
          (b)    Precious Metals and Minerals Fund (7)
          (c)    International Fund (2)
          (d)    Growth and Tax Strategy Fund (2)
          (e)    GNMA Trust (2)
          (f)    Treasury Money Market Trust (2)
          (g)    World Growth Fund (2)
          (h)    Emerging Markets Fund (2)
          (i)    Balanced Strategy Fund (2)
          (j)    Growth Strategy Fund (2)
          (k)    Income Strategy Fund (2)

     4    (a)    Advisory Agreement dated August 1, 2002 (7)
          (b)    Interim Advisory Agreement dated June 28, 2002 (8)
          (c)    Administration and Servicing Agreement dated
                  August 1, 2001 (7)
          (d)    Interim Subadvisory Agreement between IMCO and Dresdner RCM
                  Global  Investors  LLC  dated  June 28,  2002 (8)
          (e)    Interim Subadvisory Agreement between IMCO and The Boston
                  Company Asset Management LLC dated June 28, 2002 (8)
          (f) Interim Subadvisory Agreement between IMCO and MFS Investment Management dated June 28, 2002 (8)
          (g) Interim Subadvisory Agreement between IMCO and Wellington Management Company LLP dated June 28, 2002 (8)

     5    (a)    Underwriting  Agreement dated July 9, 1990 (2)
          (b) Letter Agreement dated January 24, 1991 adding GNMA Trust and Treasury Money Market Trust (2)
          (c)    Letter Agreement dated July 21, 1992 adding World Growth
                  Fund (2)
          (d) Letter Agreement dated September 7, 1994 adding Emerging Markets Fund (2)
          (e) Letter Agreement dated September 1, 1995 adding Balanced Strategy, Growth Strategy and Income Strategy Funds (2)

     6           Not Applicable

EXHIBIT INDEX, CONT.

   EXHIBIT                        ITEM                               PAGE NO. *
   -------                        ----                               ----------

     7    (a)    Custodian Agreement dated July 1, 2001 (7)
          (b)    Subcustodian Agreement dated March 24, 1994 (4)

     8    (a)    Transfer Agency Agreement dated October 15, 2001 (8)
          (b) Master Revolving Credit Facility Agreement with Bank of America dated January 10, 2002 (8)
          (c) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 9, 2002 (8)

     9           Opinion and Consent of Counsel with respect to the
                  Balanced Strategy, Growth and Tax Strategy Fund,
                  Cornerstone Strategy Fund, Emerging Markets Fund, International Fund, Precious Metals and Minerals, and
                  World Growth Fund GNMA Trust, and Treasury Money Market
                  Trust (filed herewith)                                    445

     10   (a)    Consent of Independent Auditors with respect to the Balanced
                  Strategy Fund, Growth and Tax Strategy Fund, Cornerstone Strategy Fund, Emerging Markets Fund, International Fund, and World Growth Fund (8)

          (b)    Consent of Independent Auditors with respect to the
                  Precious Metals and Minerals Fund, GNMA Trust, and
                  Treasury Money Market Trust (filed herewith)              448

     11           Omitted financial statements - Not Applicable

     12          SUBSCRIPTIONS AND INVESTMENT LETTERS
          (a)    GNMA Trust and Treasury Money Market Trust (2)
          (b)    World Growth Fund (2)
          (c)    Emerging Markets Fund (2)
          (d) Growth Strategy Fund, Income Strategy Fund, and Balanced Strategy Fund (2)

     13          12b-1 Plans - Not Applicable

     14          18f-3 Plans - Not Applicable

     15          Reserved

     16          CODE OF ETHICS
          (a)    IMCO (7)
          (b)    Dresdner RCM Global Investors LLC (8)
          (c)    The Boston Company Asset  Management LLC (8)
          (d)    MFS Investment Management (8)
          (e)    Wellington Management Company LLP (8)

EXHIBIT INDEX, CONT.

   EXHIBIT                        ITEM                               PAGE NO. *
   -------                        ----                               ----------

      17         POWERS OF ATTORNEY
          (a) Powers of Attorney for Robert G. Davis, Barbara B. Dreeben, Michael F. Reimherr, Robert L. Mason, Laura T. Starks, and Richard A. Zucker dated July 19, 2000 (6)
          (b) Powers of Attorney for Christopher W. Claus and David M. Holmes dated July 27, 2001 (7)


---------------

 (1) Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on June 15, 1995.

 (2) Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 26, 1995.

 (3) Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on January 26, 1996.

 (4) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 1996.

 (5) Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 1999.

 (6) Previously filed with Post-Effective Amendment No. 29 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on September 28, 2000.

 (7) Previously filed with Post-Effective Amendment No. 30 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 1, 2001.

 (8) Previously filed with Post-Effective Amendment No. 31 of the Registrant (No. 2-91069) filed with the Securities and Exchange Commission on August 2, 2002.


   *    Refers to sequentially numbered pages